As filed with the Securities and Exchange Commission on January 31, 2005

                                                     1933 Act File No. 033-25623
                                                     1940 Act File No. 811-05690

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                       Pre-Effective Amendment No. ___                       [ ]
                      Post-Effective Amendment No. 40                        [X]


                                     and/or


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                              Amendment No. 41                               [X]



                           FIRST INVESTORS SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, Including Area Code): (212) 858-8000

                               Larry Lavoie, Esq.
                           First Investors Series Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


                                    Copy to:
                              Robert J. Zutz, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
      [X] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           FIRST INVESTORS SERIES FUND

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

      Cover Sheet

      Contents of Registration Statement

      Combined Prospectus for First Investors Investment Grade Fund, a series of First Investors Series Fund, First Investors Fund For Income Fund, Inc., First Investors Government Fund, Inc. and First Investors Cash Management Fund, Inc.

      Combined Prospectus for First Investors Blue Chip Fund, First Investors Total Return Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund, First Investors Global Fund, Inc. and First Investors Value Fund, First Investors Mid-Cap Opportunity Fund, First Investors All-Cap Growth Fund, First Investors Growth & Income Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc.

      Combined Statement of Additional Information Part I for First Investors Investment Grade Fund, a series of First Investors Series Fund, First Investors Fund For Income Fund, Inc., First Investors Government Fund, Inc. and First Investors Cash Management Fund, Inc.

      Combined Statement of Additional Information Part I for First Investors Blue Chip Fund, First Investors Total Return Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund, First Investors Global Fund, Inc. and First Investors Value Fund, First Investors Mid-Cap Opportunity Fund, First Investors All-Cap Growth Fund, First Investors Growth & Income Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc.

      Combined Statement of Additional Information Part II for all First Investors Funds

      Part C - Other Information

      Signature Page

      Exhibits

[FIRST INVESTORS LOGO]

TAXABLE BOND AND
MONEY MARKET FUNDS


     CASH MANAGEMENT

     GOVERNMENT

     INVESTMENT GRADE

     FUND FOR INCOME




--------------------------------------------------------------------------------

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


 THE DATE OF THIS
--------------------------------------------------------------------------------
 P R O S P E C T U S
--------------------------------------------------------------------------------


                                                             IS JANUARY 31, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------


INTRODUCTION......................................................2

FUND DESCRIPTIONS.................................................3
      Cash Management Fund........................................3
      Government Fund.............................................9
      Investment Grade Fund......................................16
      Fund For Income............................................22

FUND MANAGEMENT..................................................29

BUYING AND SELLING SHARES........................................30
      How and when do the Funds price their shares?..............30
      How do I buy shares?.......................................31
      What are the sales charges?................................32
      Are sales charge discounts available?......................33
      How do I sell shares?......................................35
      Can I exchange my shares for the shares of other
      First Investors Funds?.....................................36
      What are the Funds' policies on frequent trading in
      the shares of the Funds?...................................36
      What are the risks of frequent trading in the shares
      of the Funds?..............................................37

ACCOUNT POLICIES.................................................38
    What about dividends and capital gain distributions?.........38
    What about taxes?............................................38
    How do I obtain a complete explanation of all account
    privileges and policies?.....................................39

FINANCIAL HIGHLIGHTS.............................................40
    Cash Management Fund.........................................41
    Government Fund..............................................43
    Investment Grade Fund........................................45
    Fund For Income..............................................47

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes the First Investors Funds that invest primarily in taxable bonds and money market instruments. Each individual Fund description in this prospectus has an "Overview" that provides a brief explanation of the Fund's objectives, principal investment strategies and risks, performance, fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on the principal investment strategies and risks of the Fund.

None of the Funds in this prospectus pursues a primary strategy of allocating its assets among stocks, bonds and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

--------------------------------------------------------------------------------
FUND DESCRIPTIONS
--------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests in high-quality money market instruments that the Fund determines present minimal credit risk. These instruments include prime commercial paper, short-term corporate obligations, and short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government). The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar weighted average maturity of the entire portfolio, and diversification requirements.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund:

o The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments or a credit downgrade of one of the Fund's investments. This risk extends to U.S. Government agency obligations held by the Fund that are not backed by the full faith and credit of the U.S. Government.

o The Fund's NAV could decline (below $1.00 per share) if there is a major change in interest rates.

o    The Fund's yield will decline as interest rates decline.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

WHO SHOULD CONSIDER BUYING THE CASH MANAGEMENT FUND?

The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds that invest in lower-quality, longer-term debt securities. It may be appropriate for you if you:


o    Are seeking income, and


o Are seeking a conservative investment that provides a high degree of credit quality.

HOW HAS THE CASH MANAGEMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.


--------------------------------------------------------------------------------

                              CASH MANAGEMENT FUND
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


5.42%   4.89%   4.98%   4.92%   4.55%   5.78%   3.61%   1.12%   0.49%   0.70%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004



During the periods shown, the highest quarterly return was 1.49% (for the quarter ended September 30, 2000), and the lowest quarterly return was 0.10% (for the quarter ended December 31, 2003).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for Class A shares and Class B shares. The returns are based upon the assumptions that dividends and other distributions, if any, have been reinvested and that the maximum sales charge or contingent deferred sales charge ("CDSC") has been paid.



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                             CLASS A SHARES   CLASS B SHARES
                        1 YEAR    5 YEARS      (10 YEARS)     (LIFE OF CLASS*)
--------------------------------------------------------------------------------
Class A Shares            0.70%    2.32%         3.63%              N/A
--------------------------------------------------------------------------------
Class B Shares           -3.89%    1.26%          N/A              2.99%
--------------------------------------------------------------------------------


*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95.


WHAT ARE THE FEES AND EXPENSES OF THE CASH MANAGEMENT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares   Class B Shares*
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       None              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None             4.00%**
--------------------------------------------------------------------------------
* CLASS B SHARES OF THE CASH MANAGEMENT FUND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. THEY MAY BE ACQUIRED ONLY THROUGH AN EXCHANGE FROM THE CLASS B SHARES OF ANOTHER FIRST INVESTORS FUND. WHILE AN EXCHANGE WILL BE PROCESSED AT THE RELATIVE NAVS OF THE SHARES INVOLVED, ANY CDSC ON THE SHARES BEING EXCHANGED WILL CARRY OVER TO THE NEW SHARES.


**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS. DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                     Distribution              Total
                        and                 Annual Fund
          Management  Service     Other      Operating                  Net
            Fees      (12b-1)    Expenses    Expenses    Fee Waiver  Expenses
             (1)       Fees        (2)          (2)         (1)        (2)
--------------------------------------------------------------------------------
Class A     0.50%     0.00%       0.55%       1.05%        0.25%      0.80%
Shares
--------------------------------------------------------------------------------
Class B     0.50%     0.75%       0.55%       1.80%        0.25%      1.55%
Shares
--------------------------------------------------------------------------------
(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.80% FOR CLASS A SHARES AND 1.55% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.


(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.


Example


This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                  ONE YEAR    THREE YEARS   FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares      $82          $309          $555         $1,260
--------------------------------------------------------------------------------
Class B shares      $558         $842         $1,152        $1,898*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares      $82          $309          $555         $1,260
--------------------------------------------------------------------------------
Class B shares      $158         $542          $952        $1,898*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE CASH MANAGEMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.


Principal Investment Strategies:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. The Fund's investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; short-term U.S. Government agency obligations (some of which are not backed by the full faith and credit of the U.S. Government); banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of investing in the Cash Management Fund:

Credit Risk:

The value of a money market instrument will decline if there is a default by the issuer of the instrument or there is a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument. This could cause the Fund's price to decline below $1.00 per share.

The U.S. Government agency obligations held by the Fund are also subject to the risk of default. Although government-sponsored agencies are created by Congress, the obligations of many U.S. Government agencies, including some held by the Fund, are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk:

The Fund's share price could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.


Principal Investment Strategies:


The Fund primarily invests in obligations that are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("government securities"). The majority of the Fund's investments generally consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association ("GNMA"), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Although such government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not supported by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.


The Fund's primary strategies revolve around managing interest rate risk, prepayment risk and extension risk. The Fund attempts to manage these risks by adjusting the duration of its portfolio and the average coupon rate of its mortgage-backed holdings.

Principal Risks:

The principal risks of investing in the Fund are: interest rate risk, prepayment risk, extension risk, and credit risk.

o When interest rates rise, Ginnie Maes and other government securities tend to decline in price, and when interest rates fall, they tend to increase in price. This is interest rate risk.

o When interest rates fall, homeowners tend to refinance their mortgages. When this occurs, mortgages that underlie mortgage-backed securities suffer a higher rate of prepayment. As a result, investors not only lose the benefit of the higher yielding underlying mortgages that are being prepaid, but they must reinvest the proceeds at lower interest rates. This is prepayment risk.

o Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

o The Fund may invest in securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government. These mortgage-backed securities are supported solely by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities. These securities therefore carry credit risk.

Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GOVERNMENT FUND?

The Government Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking an investment which offers both current income and credit safety,

o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates and mortgage refinancings, and

o   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE GOVERNMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                GOVERNMENT FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:


14.98%  3.51%   8.40%   6.06%   0.45%  10.10%  6.60%   7.91%   2.18%   3.22%
 1995   1996    1997    1998    1999    2000   2001    2002    2003    2004



During the periods shown, the highest quarterly return was 4.78% (for the quarter ended June 30, 1995) and the lowest quarterly return was -1.05% (for the quarter ended March 31, 1996).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                       CLASS A       CLASS B
                                     1 YEAR 5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  -2.75%   4.71%     5.64%         N/A

Return After Taxes on Distributions  -4.30%   2.68%     3.40%         N/A
Return After Taxes on Distributions
and Sale of Fund Shares              -1.81%   2.67%     3.37%         N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                  -1.65%   4.85%      N/A         5.67%
--------------------------------------------------------------------------------
INDICES

Lehman GNMA Index (reflects
no deduction for fees,
expenses or taxes)                    4.34%   7.00%     7.54%        7.54%

Merrill Lynch GNMA Master
Index**  (reflects no
deduction for fees, expenses
or taxes)                             4.41%   7.20%     7.67%        7.67%
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE INDICES ARE FOR THE PERIOD 1/1/95 TO 12/31/04.

** THE FUND HAS ELECTED TO USE THE MERRILL LYNCH GNMA MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN GNMA INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN GNMA INDEX.

WHAT ARE THE FEES AND EXPENSES OF THE GOVERNMENT FUND?

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         Class A Shares  Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*         5.75%          None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)(as a percentage
of the lower of purchase price or redemption price)*   None**       4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

***4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.


ANNUAL FUND OPERATING EXPENSEs
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                    Total
                        Distribution              Annual Fund
           Management   and Service     Other     Operating     Fee       Net
             Fees        (12b-1)       Expenses    Expenses    Waiver   Expenses
              (1)         Fees           (2)         (2)        (1)       (2)
--------------------------------------------------------------------------------
Class A      1.00%        0.25%         0.31%       1.56%      0.46%     1.10%
Shares
--------------------------------------------------------------------------------
Class B      1.00%        1.00%         0.31%       2.31%      0.46%     1.85%
Shares
--------------------------------------------------------------------------------
(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.10% FOR CLASS A SHARES AND 1.85% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                        ONE YEAR    THREE YEARS   FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares           $681         $997         $1,335        $2,288
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B shares           $588         $977         $1,394        $2,422*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares           $681         $997         $1,335        $2,288
--------------------------------------------------------------------------------
Class B shares           $188         $677         $1,194        $2,422*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.


THE FUND IN DETAIL

WHAT ARE THE GOVERNMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

THE FUND SEEKS TO ACHIEVE A SIGNIFICANT LEVEL OF CURRENT INCOME WHICH IS CONSISTENT WITH SECURITY AND LIQUIDITY OF PRINCIPAL.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund will notify shareholders at least 60 days before making any change to this 80% policy.


The majority of the Fund's investments generally consist of mortgage-backed securities that are guaranteed by the GNMA, commonly known as Ginnie Maes. They represent interests in pools of mortgages. The principal and interest from the underlying mortgages are passed through to investors in the pools. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.


The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises such as Fannie Mae and Freddie Mac. Although such U.S. Government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not backed by the full faith and credit of the U.S. Government. Thus, their mortgage-backed securities are supported only by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.

The Fund's investment strategy revolves around managing interest rate risk, prepayment risk and extension risk. Interest rate risk is managed by adjusting the duration of the securities owned by the Fund. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. Prepayment risk and extension risk are managed by adjusting the composition of the Fund's holdings of mortgage-backed securities. For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying mortgage-backed securities with lower coupons. Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing mortgage-backed securities with higher coupons.

The Fund uses a "top-down" approach in making investment decisions based on interest rates and economic and market conditions. In selecting mortgage-backed investments, the Fund considers coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Government Fund:

Interest Rate Risk:

Because the Fund invests primarily in Ginnie Maes and other government securities, it is subject to interest rate risk. In general, the market prices of these securities rise when interest rates decline and fall when interest rates rise. Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities.

Prepayment Risk:

Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline homeowners tend to refinance their mortgages. When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment. As a result, investors in the pools not only lose the benefit of the higher yielding underlying mortgages that are being prepaid but they must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price.

Extension Risk:

Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. The Fund may invest in securities issued by U.S Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not supported by the full faith and credit of the U.S. Government. These U.S. Government securities carry credit risk. In the event that the issuers were to default on their obligations, the Fund would be forced to rely on the underlying mortgages backing the securities.

--------------------------------------------------------------------------------
INVESTMENT GRADE FUND
--------------------------------------------------------------------------------
OVERVIEW

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:


The Fund primarily invests in investment grade corporate bonds ("investment grade bonds"). The Fund may also invest to a limited extent in bonds rated below investment grade (commonly called "high yield" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies that are sold in the U.S. The Fund selects bonds primarily on the basis of its own research and investment analysis. The Fund also takes economic and interest rate outlooks into consideration when selecting investments.


Principal Risks:

The principal risks of investing in the Fund are the following:

o The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole.

o The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline and decline in price when interest rates rise.

o High yield bonds are generally subject to greater credit risk but have less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation.


o Bonds issued by foreign companies are subject to special risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INVESTMENT GRADE FUND?

The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking an investment which offers current income and a moderate degree of credit risk,

o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

o   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE INVESTMENT GRADE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                             INVESTMENT GRADE FUND
                          [BAR CHART GRAPHIC OMITTED]

This bar chart contains the following plot points:


19.40%  2.39%   9.14%   8.63%   -2.89%  8.77%   7.51%   8.04%   8.02%   4.01%
 1995   1996    1997    1998     1999   2000    2001    2002    2003    2004



During the periods shown, the highest quarterly return was 6.71% (for the quarter ended June 30, 1995) and the lowest quarterly return was -3.35% (for the quarter ended June 30, 2004).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                       CLASS A     CLASS B
                                                       SHARES      SHARES
                                     1 YEAR  5 YEARS (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                   -1.94%   5.99%     6.54%         N/A

Return After Taxes on Distributions   -3.71%   3.72%     4.09%         N/A

Return After Taxes on Distributions
and Sale of Fund Shares               -1.29%   3.60%     4.00%         N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                   -0.82%   6.15%      N/A         6.64%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Credit
Index (reflects no
deduction for fees,
expenses or taxes)                     5.24%   8.63%     8.40%        8.40%
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE INVESTMENT GRADE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         Class A Shares  Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*          5.75%          None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)(as a percentage
of the lower of purchase price or redemption price)*    None**        4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   Total
                        Distribution             Annual Fund
           Management   and Service      Other    Operating    Fee      Net
             Fees        (12b-1)       Expenses   Expenses    Waiver  Expenses
              (1)         Fees            (2)        (2)       (1)      (2)
--------------------------------------------------------------------------------
Class A      0.75%        0.25%          0.32%      1.32%     0.22%    1.10%
Shares
--------------------------------------------------------------------------------
Class B      0.75%        1.00%          0.32%      2.07%     0.22%    1.85%
Shares
--------------------------------------------------------------------------------

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF
DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.10% FOR CLASS A SHARES AND 1.85% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                        ONE YEAR    THREE YEARS   FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A                   $681         $949         $1,237       $2,056
shares
--------------------------------------------------------------------------------
Class B                   $588         $928         $1,293       $2,190*
shares
--------------------------------------------------------------------------------

If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A                   $681         $949         $1,237       $2,056
shares
--------------------------------------------------------------------------------
Class B                   $188         $628         $1,093       $2,190*
shares
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE INVESTMENT GRADE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt instruments, including bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines investment grade debt instruments as those that are rated within the four highest ratings categories by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or that are unrated but determined by the Fund's Adviser to be of quality equivalent to those within the four highest ratings of Moody's or S&P.


While the Fund primarily invests in investment grade bonds, it may invest up to 10% of its total assets in bonds rated below investment grade. The Fund's investments will generally be in bonds of U.S. companies but may include bonds of foreign companies that are sold in the U.S.


The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting bonds, the Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Fund also considers ratings assigned by ratings services in addition to its own research and investment analysis.

The Fund also adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities.

The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals, it falls short of the portfolio manager's expectations, or a more attractive investment is available.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Investment Grade Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:


Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.

--------------------------------------------------------------------------------
FUND FOR INCOME
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

Principal Investment Strategies:


The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk" bonds). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions.


The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. The Fund may also opportunistically invest in common stocks of companies that have been selected for their growth potential.


Principal Risks:

There are several principal risks of investing in the Fund.

o The value of the Fund's shares could decline as a result of a deterioration of the financial condition of one or more issuers of bonds owned by the Fund or as a result of a default by one or more issuers. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings.

o The value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk or other factors.

o While high yield bonds are generally less interest rate sensitive than higher quality bonds of the same maturity, their values generally will decline when interest rates rise.

o High yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell.


o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign markets.


o Investments in derivative high yield securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE FUND FOR INCOME?

The Fund For Income is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o Are seeking an investment that offers a high level of current income and moderate growth potential,

o Are willing to accept a high degree of credit risk and market volatility, and

o   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE FUND FOR INCOME PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                                FUND FOR INCOME
                          [BAR CHART GRAPHIC OMITTED]


The bar chart contains the following plot points:


18.54%  13.40%  12.62%  3.32%   3.31%  -6.12%   0.03%  -0.48%  25.31%  10.12%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004



During the periods shown, the highest quarterly return was 7.09% (for the quarter ended June 30, 2003) and the lowest quarterly return was -5.92% (for the quarter ended June 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                                       SHARES       SHARES
                                     1 YEAR  5 YEARS (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                   3.90%   3.98%     6.99%         N/A

Return After Taxes on Distributions   1.33%   0.56%     3.37%         N/A

Return After Taxes on Distributions
and Sale of Fund Shares               2.44%   1.05%     3.59%         N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                   5.66%   4.22%     N/A           6.98%
--------------------------------------------------------------------------------
INDEX

Credit Suisse First
Boston High Yield Index
(reflects no deduction
for fees, expenses, or
taxes)                              11.95%   8.17%     8.62%         8.62%
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE FUND FOR INCOME?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*     5.75%             None

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                        None**           4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN
REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

***
4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                Distribution               Total Annual Fund
                                and Service     Other         Operating
                  Management      (12b-1)      Expenses       Expenses
                     Fees          Fees          (1)            (1)
--------------------------------------------------------------------------------
Class A Shares       0.73%         0.30%        0.26%          1.29%
--------------------------------------------------------------------------------
Class B Shares       0.73%         1.00%        0.26%          1.99%
--------------------------------------------------------------------------------


(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                        ONE YEAR    THREE YEARS   FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $699         $960         $1,242        $2,042
--------------------------------------------------------------------------------
Class B shares          $602         $924         $1,273        $2,136*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $699         $960         $1,242        $2,042
--------------------------------------------------------------------------------
Class B shares          $202         $624         $1,073        $2,136*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE FUND FOR INCOME'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

Principal Investment Strategies:


The Fund primarily invests in high yield, below investment grade corporate bonds. High yield bonds include both bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Fund's Adviser to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


The Fund may invest in derivative high yield securities, such as credit-linked securities, as a supplement to investing directly in individual high yield securities. Derivative securities are instruments that derive their value from other instruments, securities, or indices. Credit-linked securities are securities that derive their values from designated indexes or baskets of high yield securities. Under normal circumstances, the Fund will not invest more than 10% of its net assets in derivative securities.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the overall economic outlook, the issuer's competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager's expectations.


The Fund may also opportunistically invest in common stocks of companies that have been selected for their growth potential.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Fund For Income:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Derivative Securities Risk:


Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Credit-linked securities may produce investment losses if the underlying index or basket of high yield securities performs poorly, if they do not perform in line with the index or basket of high yield securities, or if counter-parties are unable to satisfy their obligations. At times, it may be difficult to sell derivatives due to the lack of an available trading market.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------


First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.27 billion. FIMCO supervises all aspects of each Fund's operations. For the fiscal year ended September 30, 2004, FIMCO received advisory fees as follows: 0.15% of average daily net assets, net of any waiver, for Cash Management Fund; 0.54% of average daily net assets, net of any waiver, for Government Fund; 0.53% of average daily net assets, net of any waiver, for Investment Grade Fund; and 0.73% of average daily net assets, net of any waiver, for Fund For Income.

Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Government Fund. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Greg Miller and Richard T. Bourke serve as Co-Portfolio Managers of Fund For Income. Messrs. Miller and Bourke also serve as Co-Portfolio Managers of other First Investors Funds. Mr. Miller joined FIMCO in 1991 as a securities analyst for the High Yield Department. Mr. Bourke joined FIMCO in 1997 as an analyst.

George V. Ganter serves as Portfolio Manager of Investment Grade Fund. Prior to January 2002, he was Co-Portfolio Manager of the Investment Grade Fund. Mr. Ganter also manages another First Investors Fund. He joined FIMCO in 1985 as a Senior Investment Analyst.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

How and when do the Funds price their shares? The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, each Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.


The investments of each of the Funds, except for the Cash Management Fund, are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Directors/Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements in similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.


Debt obligations with maturities of 60 days or less are valued at amortized cost.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

HOW DO I BUY SHARES?


You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV, plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price, provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of each Fund, except Cash Management Fund, are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below. Cash Management Fund's Class A shares are sold at NAV without any initial or deferred sales charge.

YOUR INVESTMENT    SALES CHARGE AS A PERCENTAGE    SALES CHARGE AS A PERCENTAGE
                       OF OFFERING PRICE*             OF NET AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000            5.75%                             6.10%
--------------------------------------------------------------------------------
$100,000-$249,999             4.50                              4.71
--------------------------------------------------------------------------------
$250,000-$499,999             3.50                              3.63
--------------------------------------------------------------------------------
$500,000-$999,999             2.50                              2.56
--------------------------------------------------------------------------------
$1,000,000 or more             0**                               0**
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24

MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.
----------------------------------------------------------------------
                                 CLASS B SHARES

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                              CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                     OR NAV AT REDEMPTION*
--------------------------------------------------------------------------------
Within the 1st or 2nd year                       4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                       3
--------------------------------------------------------------------------------
In the 5th year                                  2
--------------------------------------------------------------------------------
In the 6th year                                  1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                 0
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

CLASS B SHARES OF THE CASH MANAGEMENT FUND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. THEY MAY BE ACQUIRED ONLY THROUGH AN EXCHANGE FROM THE CLASS B SHARES OF ANOTHER FIRST INVESTORS FUND. WHILE AN EXCHANGE WILL BE PROCESSED AT THE RELATIVE NAVS OF THE SHARES INVOLVED, ANY CDSC ON THE SHARES BEING EXCHANGED WILL CARRY OVER TO THE NEW SHARES.


Except for Cash Management Fund, each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. Cash Management Fund has only one plan, which is for its Class B shares. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?


You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class

A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".


HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.


Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.


Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.


For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.


Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?


Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

With the exception of the Cash Management Fund, each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

To the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may:
(a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

In the case of the Funds that invest in high yield bonds, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information. As discussed above, the Funds have policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Government Fund, Investment Grade Fund and Fund For Income will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

The Cash Management Fund will declare daily, and pay monthly, dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Fund's securities, less expenses. The Cash Management Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares to you in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.


A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).


WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by a Fund. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If the Cash Management Fund maintains a stable share price of $1.00, your sale or exchange of Fund shares will not result in recognition of any taxable gain or loss.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?


The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.


---------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET      INCOME FROM                           LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                 FROM
            BEGINNING
            OF PERIOD      Net        Net Realized   Total from  Net         Net Realized  Total
                           Investment and            Investment  Investment  Gain          Distributions
                           Income     Unrealized     Operations  Income
                                      Gain (Loss)
                                      on Investments

---------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------
2000         $1.00        $.054       $--             $.054      $.054         $--         $.054

2001          1.00         .050        --              .050       .050          --          .050

2002          1.00         .014        --              .014       .014          --          .014

2003          1.00         .006        --              .006       .006          --          .006

2004          1.00         .005        --              .005       .005          --          .005

---------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------

2000         $1.00        $.046       $--             $.046       $.046        $--         $.046

2001          1.00         .040        --              .040        .040         --          .040

2002          1.00         .006        --               006        .006         --          .006

2003          1.00         .001        --              .001        .001         --          .001

2004          1.00           --        --                --          --         --            --

---------------------------------------------------------------------------------------------------------

*      CALCULATED WITHOUT SALES CHARGES.
+      NET OF EXPENSES WAIVED OR ASSUMED.



----------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

 NET        TOTAL     NET        RATIO TO AVERAGE       RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN*   ASSETS AT  NET ASSETS+            NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                            BEFORE EXPENSES        RATE (%)
 END OF               PERIOD     Expenses  Net          WAIVED OR ASSUMED
 PERIOD               (IN        (%)       Investment
                      MILLIONS)            Income (%)   Expenses  Net
                                                        (%)       Investment
                                                                  Income
                                                                  (Loss)(%)
-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
  $1.00     5.50      $182       .80         5.36       1.08      5.08           --

   1.00     4.63       204       .80         4.52        .99      4.33           --

   1.00     1.38       193       .80         1.38        .90      1.28           --

   1.00      .62       179       .78          .62        .97       .43           --

   1.00      .50       171       .70          .50       1.05       .15           --

-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------

  $1.00     4.72        $2      1.55         4.61       1.83       4.33          --

   1.00     3.85         4      1.55         3.77       1.74       3.58          --

   1.00      .63         6      1.55          .63       1.65        .53          --

   1.00      .05         6      1.34          .06       1.53       (.13)         --

   1.00       --         5      1.20           --       1.55       (.35)         --

-----------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET      INCOME FROM                           LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                 FROM
            BEGINNING
            OF PERIOD      Net        Net Realized   Total from  Net         Net Realized  Total
                           Investment and            Investment  Investment  Gain          Distributions
                           Income     Unrealized     Operations  Income
                                      Gain (Loss)
                                      on Investments

----------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------
2000         $10.93       $.65        $.02            $.67       $.66          $--         $.66

2001          10.94        .64         .48            1.12        .65           --          .65

2002          11.41        .59         .09             .68        .59           --          .59

2003          11.50        .54        (.19)            .35        .54           --          .54

2004          11.31        .51        (.18)            .33        .51           --          .51

----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------

2000         $10.92       $.57        $.02            $.59       $.58          $--         $.58

2001          10.93        .55         .49            1.04        .56           --          .56

2002          11.41        .50         .09             .59        .51           --          .51

2003          11.49        .45        (.19)            .26        .45           --          .45

2004          11.30        .43        (.18)            .25        .43           --          .43

----------------------------------------------------------------------------------------------------------

*      CALCULATED WITHOUT SALES CHARGES.
+      NET OF EXPENSES WAIVED OR ASSUMED.


----------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

 NET        TOTAL     NET        RATIO TO AVERAGE       RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN*   ASSETS AT  NET ASSETS+            NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                            BEFORE EXPENSES        RATE (%)
 END OF               PERIOD     Expenses  Net          WAIVED OR ASSUMED
 PERIOD               (IN        (%)       Investment
                      MILLIONS)            Income (%)   Expenses  Net
                                                        (%)       Investment
                                                                  Income
                                                                  (Loss)(%)

-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
 $10.94     6.38       $124      1.12       6.05        1.55       5.62         26

  11.41    10.49        137      1.10       5.70        1.53       5.27         59

  11.50     6.16        168      1.10       5.21        1.56       4.75         75

  11.31     3.08        184      1.10       4.69        1.58       4.21         65

  11.13     3.01        179      1.10       4.59        1.56       4.13         60

-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------

 $10.93     5.56         $3      1.87       5.30        2.30       4.87         26

  11.41     9.77          6      1.85       4.95        2.28       4.52         59

  11.49     5.29         16      1.85       4.46        2.31       4.00         75

  11.30     2.33         21      1.85       3.94        2.33       3.46         65

  11.12     2.25         17      1.85       3.84        2.31       3.38         60

-----------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET      INCOME FROM                           LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                 FROM
            BEGINNING
            OF PERIOD      Net        Net Realized   Total from  Net         Net Realized  Total
                           Investment and            Investment  Investment  Gain          Distributions
                           Income     Unrealized     Operations  Income
                                      Gain (Loss)
                                      on Investments

----------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------
2000         $9.66        $.60        $ (.14)          $.46      $.58          $.01         $.59

2001          9.53         .61           .41           1.02       .63          --            .63

2002**        9.92         .55           .07            .62       .58          --            .58

2003          9.96         .51           .35            .86       .54          --            .54

2004         10.28         .47          (.11)           .36       .53          --            .53

----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------

2000         $9.67        $.54        $ (.14)          $.40      $.52          $.01         $.53

2001          9.54         .54           .41            .95       .56          --            .56

2002**        9.93         .48           .06            .54       .51          --            .51

2003          9.96         .43           .36            .79       .47          --            .47

2004         10.28         .38          (.11)           .27       .45          --            .45

----------------------------------------------------------------------------------------------------------

*      CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO OCTOBER 1, 2001, THE INVESTMENT GRADE FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
+      NET OF EXPENSES WAIVED OR ASSUMED.


----------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

 NET        TOTAL     NET        RATIO TO AVERAGE       RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN*   ASSETS AT  NET ASSETS+            NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                            BEFORE EXPENSES        RATE (%)
 END OF               PERIOD     Expenses  Net          WAIVED OR ASSUMED
 PERIOD               (IN        (%)       Investment
                      MILLIONS)            Income (%)   Expenses  Net
                                                        (%)       Investment
                                                                  Income
                                                                  (Loss)(%)

-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
  $9.53       5.03     $47        1.10     6.36         1.35      6.11          62

   9.92      10.93      65        1.10     6.22         1.28      6.04          21

   9.96       6.48     102        1.10     5.63         1.33      5.40          13

  10.28       8.94     144        1.10     4.85         1.35      4.60           6

  10.11       3.57     170        1.10     4.49         1.32      4.27           9

-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------

  $9.54       4.31      $8         1.80     5.66        2.05      5.41          62

   9.93      10.15      13         1.84     5.48        2.02      5.30          21

   9.96       5.61      23         1.85     4.88        2.08      4.65          13

  10.28       8.17      31         1.85     4.10        2.10      3.85           6

  10.10       2.74      30         1.85     3.74        2.07      3.52           9

-----------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
FUND FOR INCOME
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET      INCOME FROM                           LESS DISTRIBUTIONS
            VALUE AT       INVESTMENT OPERATIONS                 FROM
            BEGINNING
            OF PERIOD      Net        Net Realized   Total from  Net         Net Realized  Total
                           Investment and            Investment  Investment  Gain          Distributions
                           Income     Unrealized     Operations  Income
                                      Gain (Loss)
                                      on Investments

----------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------
2000         $3.92        $.35        $(.26)           $.09      $.38          $--          $.38

2001          3.63         .33         (.68)           (.35)      .35           --           .35

2002**        2.93         .26         (.29)           (.03)      .26           --           .26

2003          2.64         .24          .41             .65       .24           --           .24

2004          3.05         .23          .13             .36       .23           --           .23

----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------

2000         $3.90        $.33        $(.26)           $.07      $.36          $--          $.36

2001          3.61         .31         (.67)           (.36)      .33           --           .33

2002**        2.92         .24         (.30)           (.06)      .23           --           .23

2003          2.63         .23          .41             .64       .22           --           .22

2004          3.05         .21          .12             .33       .20           --           .20

----------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.
**      PRIOR TO OCTOBER 1, 2001, THE FUND FOR INCOME DID NOT AMORTIZE PREMIUMS
        ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1,
        2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING
        CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
+       NET OF EXPENSES WAIVED OR ASSUMED.



----------------------------------------------------------------------------------------
            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

 NET        TOTAL     NET        RATIO TO AVERAGE       RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN*   ASSETS AT  NET ASSETS+            NET ASSETS             TURNOVER
 VALUE AT   (%)       END OF                            BEFORE EXPENSES        RATE (%)
 END OF               PERIOD     Expenses  Net          WAIVED OR ASSUMED
 PERIOD               (IN        (%)       Investment
                      MILLIONS)            Income (%)   Expenses  Net
                                                        (%)       Investment
                                                                  Income
                                                                  (Loss)(%)

-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
  $3.63       2.46     $501       1.29     9.55         N/A       N/A           14

   2.93     (10.20)     418       1.30     9.81         N/A       N/A           18

   2.64      (1.52)     397       1.35     8.90         N/A       N/A           20

   3.05      25.78      509       1.34     8.38         N/A       N/A           31

   3.18      12.06      561       1.29     7.35         N/A       N/A           37

-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------

  $3.61       1.81      $23       1.99     8.85         N/A       N/A           14

   2.92     (10.62)      22       2.00     9.11         N/A       N/A           18

   2.63      (2.33)      24       2.05     8.20         N/A       N/A           20

   3.05      25.24       37       2.04     7.68         N/A       N/A           31

   3.18      11.22       40       1.99     6.65         N/A       N/A           37

-----------------------------------------------------------------------------------------


  [FIRST INVESTORS LOGO]

  CASH MANAGEMENT

  GOVERNMENT

  INVESTMENT GRADE

  FUND FOR INCOME

For more information about the Funds, the following documents are available for free upon request:


ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.


To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:


ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026


To obtain information about the Funds, including the Shareholder Manual, your account balance and transaction history, you may also visit our website at:
WWW.FIRSTINVESTORS.COM. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.


(INVESTMENT COMPANY ACT FILE NOS.: 811-2860;
 811-3967; 811-5690; AND 811-2107)

FIBDPRO

[FIRST INVESTORS LOGO]






    EQUITY FUNDS

         TOTAL RETURN
         VALUE
         BLUE CHIP
         GROWTH & Income
         ALL-CAP GROWTH
         MID-CAP OPPORTUNITY
         SPECIAL SITUATIONS
         FOCUSED EQUITY
         GLOBAL


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


THE DATE OF THIS
--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------

                                                             IS JANUARY 31, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------



Introduction...................................................................2
Fund Descriptions..............................................................3
     Total Return Fund.........................................................3
     Value Fund...............................................................12
     Blue Chip Fund...........................................................21
     Growth & Income Fund.....................................................29
     All-Cap Growth Fund......................................................38
     Mid-Cap Opportunity Fund.................................................48
     Special Situations Fund..................................................56
     Focused Equity Fund......................................................64
     Global Fund..............................................................73
Fund Management...............................................................83
Buying and Selling Shares.....................................................85
     How and when do the Funds price their shares?............................85
     How do I buy shares?.....................................................87
     What are the sales charges?..............................................87
     Are sales charge discounts available?....................................89
     How do I sell shares?....................................................90
     Can I exchange my shares for the shares of other First Investors Funds?..92 What are the Funds' policies on frequent trading in the shares of the
       Funds? ................................................................92
     What are the risks of frequent trading in the shares of the Funds?.......93
Account Policies..............................................................95
     What about dividends and capital gain distributions?.....................95
     What about taxes?........................................................95
     How do I obtain a complete explanation of all account privileges and policies? .............................................................96
Financial Highlights..........................................................96
     Total Return Fund........................................................97
     Value Fund...............................................................99
     Blue Chip Fund..........................................................101
     Growth & Income Fund....................................................103
     All-Cap Growth Fund.....................................................105
     Mid-Cap Opportunity Fund................................................107
     Special Situations Fund.................................................109
     Focused Equity Fund.....................................................111
     Global Fund.............................................................113

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes the First Investors Funds that invest primarily in common stocks and other equity securities. Each individual Fund description in this prospectus has an "Overview" that provides a brief explanation of the Fund's objectives, principal investment strategies and risks, performance, fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on the principal investment strategies and risks of the Fund.

None of the Funds in this prospectus, other than the Total Return Fund, pursues a primary strategy of allocating its assets among stocks, bonds and money market instruments. For most investors, a complete investment program should include each of these asset classes. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

--------------------------------------------------------------------------------
FUND DESCRIPTIONS
--------------------------------------------------------------------------------
TOTAL RETURN FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:


The Fund allocates its assets among stocks, bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes and economic trends. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. The Fund will normally attempt to diversify its stock holdings among stocks of large-, mid-, and small-cap companies.

Once the target allocation for bonds has been set, the Fund selects individual investments in bonds, by first considering the outlook for the economy and interest rates, and thereafter, a particular security's characteristics. The Fund will typically diversify its bond holdings among different types of bonds, including corporate bonds and mortgaged-backed securities.



Principal Risks:

While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles and interest rates. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may allocate assets to investment classes that underperform other classes.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because small-cap and mid-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

Bonds are subject to interest rate and credit risk. Interest rate risk refers to the impact of interest rate changes on the values of bonds. Credit risk refers to the risk that an issuer of bonds may be unable to pay interest or principal when due.

Mortgage-backed securities are also subject to prepayment and extension risks. These are risks that the underlying mortgages may be repaid earlier or later than expected.

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE TOTAL RETURN FUND?

The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

o Are seeking total return,

o Are willing to accept a moderate degree of investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE TOTAL RETURN FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                               TOTAL RETURN FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

 26.71%  10.62%  18.08%  16.20%  13.59%  1.59%  -10.70%  -12.34%  20.53%  7.97%
 1995    1996    1997    1998    1999    2000    2001     2002    2003    2004

During the periods shown, the highest quarterly return was 12.99% (for the quarter ended December 31, 1999) and the lowest quarterly return was -10.56% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------------------------------------------------
                                                          CLASS A     CLASS B SHARES
                                                         SHARES (10      (LIFE OF
                                    1 YEAR    5 YEARS      YEARS)         CLASS*)
-------------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                 1.74%     -0.49%       7.87%            N/A

Return After Taxes on               1.28%     -1.54%       5.97%            N/A
Distributions

Return After Taxes on
Distributions and Sale of Fund
Shares                              1.26%     -1.03%       5.78%            N/A
-------------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                 3.22%     -0.41%        N/A             7.73%
-------------------------------------------------------------------------------------
INDICES

S&P 500 Index (reflects no         10.88%     -2.30%      12.07%           11.47%
deduction for fees, expenses or
taxes)

Lehman Brothers                     5.24%      8.63%       8.40%            8.40%**
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)

Merrill Lynch U.S. Corporate &      4.15%      7.95%       7.78%            7.78%**
Government Master Index***
(reflects no deduction for
fees, expenses or taxes)
-------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500
INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/04.

**THE RETURNS SHOWN FOR THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX AND MERRILL LYNCH
U.S. CORPORATE & GOVERNMENT MASTER INDEX ARE FOR THE PERIOD 1/1/95 TO 12/31/04.

***THE FUND HAS ELECTED TO USE THE MERRILL LYNCH U.S. CORPORATE & GOVERNMENT MASTER INDEX BECAUSE IT IS MORE READILY AVAILABLE TO THE FUND THAN THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX. AFTER THIS YEAR, THE FUND WILL NOT SHOW A COMPARISON TO THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX.

WHAT ARE THE FEES AND EXPENSES OF THE TOTAL RETURN FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*     5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                        None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   Total
                                                   Annual
                          Distribution              Fund
             Management   and Service    Other    Operating    Fee         Net
                Fees        (12b-1)    Expenses   Expenses    Waiver    Expenses
                (1)          Fees         (2)       (2)         (1)        (2)
--------------------------------------------------------------------------------
Class A        0.96%         0.30%       0.39%     1.65%       0.21%      1.44%
Shares
--------------------------------------------------------------------------------
Class B        0.96%         1.00%       0.39%     2.35%       0.21%      2.14%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.


(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $713            $1,046          $1,402           $2,401
--------------------------------------------------------------------------------
Class B shares          $617            $1,013          $1,436          $2,495*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $713            $1,046          $1,402           $2,401
--------------------------------------------------------------------------------
Class B shares          $217             $713           $1,236          $2,495*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE TOTAL RETURN FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. In selecting stocks, the Fund considers, among other things, the issuer's financial strength, management, earnings growth potential and history (if any) of paying dividends. The Fund will normally attempt to diversify its stock holdings among stocks of large-, mid-, and small-cap companies.


Once the target allocation for bonds has been set, the Fund selects individual investments in bonds, by first considering the outlook for the economy and interest rates, and thereafter, a particular security's characteristics. The Fund will typically diversify its bond holdings among different types of bonds, including corporate bonds and mortgaged-backed securities.


The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Total Return Fund:

Market Risk:


Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment.

Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and, in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.


The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.


The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.


Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Because the Fund invests in mortgage-backed securities, it is subject to prepayment and extension risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, investors in mortgage-backed securities not only lose the benefit of the higher-yielding underlying mortgages that are being prepaid but they also must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price. Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:


This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. The lowest rating category of investment grade bonds may have speculative characteristics. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund's investment objective is to seek total return. This objective may be changed without shareholder approval.

Principal Investment Strategies:

The Fund invests primarily in dividend-paying stocks of companies that the Fund believes are undervalued. The Fund may also invest, to a lesser extent, in preferred stocks, convertible securities and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then looks for companies that meet one or more quantitative standards that indicate they may be undervalued, such as low price-to-earnings ratios or low price-to-cash flow ratios. The Fund also analyzes qualitative issues, such as whether the managements of the companies are pursuing reasonable strategies.


Although dividend-paying companies tend to be larger in size, the Fund generally will also invest a significant portion of its assets in small-cap and mid-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


Principal Risks:


o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.


o Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

o The prices of the Fund's investments in preferred stocks, convertible securities and fixed income securities will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise or the financial conditions of their issuers deteriorate. This is referred to as interest rate risk and credit risk.


o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE VALUE FUND?

The Value Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking total return,

o Are willing to accept a moderate degree of investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE VALUE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


Prior to December 31, 2002, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries. The Fund's performance likely would have been different had it been following its current investment policies and investment strategies.


--------------------------------------------------------------------------------
                                   VALUE FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

32.20%  7.63%  24.01%  11.43%  15.70%  -1.22%  -19.88%  -21.40%  25.25%  15.13%
1995    1996   1997    1998    1999     2000    2001     2002     2003    2004

During the periods shown, the highest quarterly return was 14.77% (for the quarter ended March 31, 2000) and the lowest quarterly return was -16.41% (for the quarter ended September 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                       CLASS A        CLASS B
                                                      SHARES (10   SHARES (LIFE
                                1 YEAR     5 YEARS      YEARS)      OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes             8.56%      -3.29%       6.76%           N/A

Return After Taxes on           8.37%      -4.12%       5.28%           N/A
Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares                  5.77%      -3.19%       5.10%           N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes            10.25%      -3.22%        N/A           6.60%
--------------------------------------------------------------------------------
INDEX

S&P 500 Index (reflects        10.88%      -2.30%      12.07%         11.47%
no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE VALUE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*     5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                        None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
                                                                   Total
                                    Distribution                Annual Fund
                                    and Service      Other       Operating
                     Managment        (12b-1)       Expenses      Expenses
                        Fees            Fees          (1)           (1)
-------------------------------------------------------------------------------
Class A Shares          0.75%           0.30%         0.43%         1.48%
-------------------------------------------------------------------------------
Class B Shares          0.75%           1.00%         0.43%         2.18%
-------------------------------------------------------------------------------


(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $717            $1,016          $1,336         $2,242
--------------------------------------------------------------------------------
Class B shares          $621              $982          $1,369         $2,336*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $717            $1,016          $1,336         $2,242
--------------------------------------------------------------------------------
Class B shares          $221              $682          $1,169         $2,336*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE VALUE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund's investment objective is to seek total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential. The Fund may also invest, to a lesser degree, in preferred stock, convertible securities, and fixed income securities.


In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then analyzes companies that appear to be undervalued. Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price-to-earnings ratios, low price-to-cash flow ratios, low price-to-book value ratios, low price-to-sales ratios, low corporate leverage, and insider buying.


Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations may include analysis of the company's balance sheet, competition within a company's industry, barriers to entry and the potential for product substitution.


Although dividend-paying companies tend to be larger companies, the Fund will generally also invest a significant portion of its assets in mid-cap and small-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small-Cap and Mid-Cap Risk:


The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.


Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:


The Fund primarily invests in the common stocks of large, well-established companies that have market capitalizations of greater than $5 billion ("Blue Chip" stocks). The Fund uses fundamental research to select stocks of companies that it believes have the most attractive growth potential within their respective sectors and industries. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities"). The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.


Principal Risks:

While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment. This is known as market risk. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Because the Fund may emphasize certain industry sectors, the Fund's performance may be adversely affected if those sectors perform poorly.

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because small-cap and mid-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.


Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE BLUE CHIP FUND?

The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking growth of capital,

o Are willing to accept a moderate degree of investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE BLUE CHIP FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                 BLUE CHIP FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

 34.01%  20.55%  26.05%  18.10%  24.73%  -6.04%  -19.32%  -26.18% 25.13%  6.48%
  1995    1996    1997    1998    1999    2000    2001     2002    2003   2004

During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -18.14% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                      CLASS A        CLASS B
                                                    SHARES (10    SHARES (LIFE
                              1 YEAR     5 YEARS      YEARS)       OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes           0.34%      -6.81%        7.74%           N/A

Return After Taxes on         0.34%      -7.24%        6.65%
Distributions                                                          N/A

Return After Taxes on
Distributions and Sale
of Fund Shares                0.22%      -5.70%        6.36%           N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes           1.74%      -6.74%         N/A           7.44%
--------------------------------------------------------------------------------
INDEX

S&P 500 Index (reflects      10.88%      -2.30%       12.07%         11.47%
no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE BLUE CHIP FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                        None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  Total
                                                  Annual
                         Distribution              Fund
            Management   and Service   Other     Operating                 Net
               Fees        (12b-1)    Expenses   Expenses  Fee Waiver   Expenses
               (1)           Fees        (2)       (2)         (1)         (2)
--------------------------------------------------------------------------------
Class A       0.85%         0.30%       0.43%     1.58%       0.11%       1.47%
Shares
--------------------------------------------------------------------------------
Class B       0.85%         1.00%       0.43%     2.28%       0.11%       2.17%
Shares
--------------------------------------------------------------------------------
(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.


(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $716            $1,035          $1,376           $2,337
--------------------------------------------------------------------------------
Class B shares          $620            $1,002          $1,410           $2,431*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $716            $1,035          $1,376           $2,337
--------------------------------------------------------------------------------
Class B shares          $220              $702          $1,210           $2,431*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE BLUE CHIP FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:


Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than $5 billion. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets. The Fund may also opportunistically invest in small-cap and mid-cap companies that have been selected for their growth potential.


The Fund uses fundamental research to select stocks of companies which it believes have the most attractive growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company's balance sheet, its record of earnings growth and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.


The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Blue Chip Fund:

Market Risk:


Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.


While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Moreover, Blue Chip stocks include stocks of technology companies which may fluctuate substantially in price.

While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund's performance could be adversely affected if these industry sectors perform worse than expected.


The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:


The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities and corporate bonds. The Fund will normally allocate its stock holdings among stocks of large-, mid-, and small-cap companies. The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies. The balance of the Fund's assets generally will be invested in mid- or small-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


Principal Risks:

Because the Fund invests in common stocks, it is subject to market risk. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market for a number of reasons, including the following:

o Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

o If the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

o The prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.


o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY

WHO SHOULD CONSIDER BUYING THE GROWTH & Income Fund?

The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are primarily seeking growth of capital,

o Are willing to accept a moderate degree of investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay dividends. The Fund is therefore not designed for investors who need an assured level of current income.

HOW HAS THE GROWTH & INCOME FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                              GROWTH & INCOME FUND
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

30.61%  19.96%  27.16%  23.41%  23.21%  -3.23%  -15.51%  -22.83%  29.85%  10.87%
 1995    1996    1997    1998    1999    2000    2001     2002     2003    2004

During the periods shown, the highest quarterly return was 19.43% (for the quarter ended December 31, 1998) and the lowest quarterly return was -16.45% (for the quarter ended September 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                       CLASS A         CLASS B
                                                      SHARES (10    SHARES (LIFE
                               1 YEAR     5 YEARS       YEARS)       OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes            4.50%      -3.05%        10.01%           N/A

Return After Taxes on          4.41%      -3.56%         9.20%           N/A
Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares                 3.03%      -2.75%         8.55%           N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes            6.17%      -2.99%         N/A            9.77%
--------------------------------------------------------------------------------
INDEX

S&P 500 Index (reflects       10.88%      -2.30%        12.07%         11.47%
no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE GROWTH & INCOME FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                         None**             4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       Total
                                                                    Annual Fund
                                     Distribution      Other         Operating
                      Management     and Service      Expenses       Expenses
                         Fees        (12b-1) Fees       (1)             (1)
--------------------------------------------------------------------------------
  Class A Shares        0.73%           0.30%          0.39%           1.42%
--------------------------------------------------------------------------------
  Class B Shares        0.73%           1.00%          0.39%           2.12%
--------------------------------------------------------------------------------


(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $711             $998           $1,307           $2,179
--------------------------------------------------------------------------------
Class B shares          $615             $964           $1,339           $2,273*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $711             $998           $1,307           $2,179
--------------------------------------------------------------------------------
Class B shares          $215             $664           $1,139           $2,273*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE GROWTH & INCOME FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:


The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends. When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential and preferred stocks, convertible securities, and corporate bonds. The Fund's investments in corporate bonds will generally be bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group (commonly called "investment grade bonds").

The Fund will normally allocate its stock holdings among stocks of large-, mid-, and small-cap companies. The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies as defined by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2004, Lipper defined large-cap companies as those with market capitalizations of $11.6 billion and over. The balance of the Fund's assets generally will be invested in mid- or small-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates and industry diversification. In deciding whether to buy or sell securities, the Fund considers among other things the issuer's financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.


The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objectives. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:


Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.


While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies that are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay iterest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Other Risks:

The income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index by investing primarily in common stocks of companies that are selected for their growth potential ("growth stocks"). The Fund uses an all market capitalization approach, meaning that it attempts to invest in stocks of fast-growing companies within each of the three market cap ranges large-, mid- and small. The Fund may, and frequently will, invest more than 40% of its total assets in its top ten holdings.


The Fund is managed by a team of portfolio managers, each with expertise in a specific range of the market capitalization spectrum. Each of the portfolio managers has a distinct sub-portfolio that is focused on the manager's area of market capitalization expertise. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small-cap and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion and "small-cap" stocks as those with market caps of less than $2 billion. These cap ranges are defined by the Fund's subadviser and may change with market conditions. The Fund seeks securities of growth companies across a broad range of market capitalizations, which are companies that may be:

o major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o early in their life cycle but have the potential to become much larger enterprises.

Although the Fund invests primarily in large-cap companies, the Fund seeks growth companies of any size if they have products, proprietary technologies, management, or market opportunities that are likely to support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities"). Stocks are generally sold when the upside return potential appears to be equal to the downside risk potential.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o As in the case of all stock funds, there is market risk. This means that an investment in the Fund may decline in value due to a decline in the values of stocks in general or individual stocks owned by the Fund.

o Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

o Small-cap and mid-cap stocks tend to experience sharper price fluctuations than stocks of larger companies.

o Because the Fund may invest more than 40% of its total assets in its top ten holdings, it may be more volatile than other Funds whose top ten holdings represent smaller percentages of their total assets.


o Investments in foreign securities involve additional risks, including the risks arising from currency fluctuation, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE ALL-CAP GROWTH FUND?

The All-Cap Growth Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o Are seeking significant growth of capital,

o Are willing to accept a significant degree of investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE ALL-CAP GROWTH FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                               ALL-CAP GROWTH FUND
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

             -15.09%         -23.74%         32.00%         12.52%
               2001            2002           2003           2004

During the period shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.58% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

------------------------------------------------------------------------------------------
                                                           CLASS A SHARES   CLASS B SHARES
                                                 1 YEAR   (LIFE OF CLASS*) (LIFE OF CLASS*)
------------------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                               6.09%         -5.05%          N/A

Return After Taxes on Distributions               6.09%         -5.05%          N/A

Return After Taxes on Distributions and Sale
of Fund Shares                                    3.96%         -4.24%          N/A
------------------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                               7.86%          N/A           -4.81%
------------------------------------------------------------------------------------------
INDEX

Russell 3000 Growth Index (reflects no            6.93%         -8.16%         -8.16%
deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------

*BOTH CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 10/25/00. THE AVERAGE
ANNUAL TOTAL RETURNS SHOWN ARE FOR THE PERIOD OF 10/25/00 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE ALL-CAP GROWTH FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*  5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                    None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------
                 Management    Distribution and    Other     Total Annual Fund
                   Fees        Service (12b-1)   Expenses  Operating Expenses
                                    Fees            (1)           (1)
------------------------------------------------------------------------------
  Class A          0.75%            0.30%          0.63%         1.68%
  Shares
------------------------------------------------------------------------------
  Class B          0.75%            1.00%          0.63%         2.38%
  Shares
------------------------------------------------------------------------------


 (1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAL FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example
This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS    FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $736            $1,074        $1,435         $2,448
--------------------------------------------------------------------------------
Class B shares          $641            $1,042        $1,470        $2,542*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $736            $1,074        $1,435         $2,448
--------------------------------------------------------------------------------
Class B shares          $241              $742        $1,270        $2,542*
--------------------------------------------------------------------------------

* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE ALL-CAP GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies that are selected for their growth potential. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy. The Fund uses an all market cap growth strategy, meaning that it attempts to invest in fast-growing companies within each of the three market cap ranges - large, mid, and small. The Fund may, and frequently will, invest more than 40% of its total assets in its top ten holdings.


The Fund is managed by a team of portfolio managers, each with expertise in a specific range of the market capitalization spectrum. Each of the portfolio managers has a distinct sub-portfolio that is focused on the manager's area of market capitalization expertise. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small-cap and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion and "small-cap" stocks as those with market caps of less than $2 billion. These cap ranges are defined by the Fund's subadviser and may change with market conditions. The Fund seeks securities of growth companies across a broad range of market capitalizations, which are companies that may be:

o major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o early in their life cycle but have the potential to become much larger enterprises.

Although the Fund invests primarily in large-cap companies, the Fund seeks growth companies of any size if they have products, proprietary technologies, management, or market opportunities that are likely to support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets. Stocks are generally sold when the upside return potential appears to be equal to the downside risk potential.


In selecting individual stocks, the team members look for companies that have some or all of the following characteristics:

o the expected ability to deliver relatively high, sustainable revenue growth over the next three years;

o a superior market position due to differentiated products and services and/or very strong sales and marketing;

o positive financial momentum, evidenced by accelerating sales growth, improving operating margins, or increasing cash flow; and

o high quality management teams which should be capable of leading, managing and growing the companies into more profitable enterprises.



From time to time, an individual security in a sub-portfolio will move out of its specified market cap range. If such a security remains outside the market cap range for more than twelve months, it will be transferred to the appropriate sub-portfolio or sold. The Fund will also sell a security if its fundamentals have deteriorated, it is no longer considered to have sufficient growth potential or if it is necessary to rebalance the portfolio.


The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the All-Cap Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Concentration Risk:

Because the Fund may invest more than 40% of its total assets in its top ten holdings, it may be more volatile than other Funds whose top ten holdings represent smaller percentages of their total assets.

Other Risks:


The Fund may underperform the Russell 3000 Growth Index because it holds fewer securities than the index, it may hold securities which are not part of the index, and it may have sector, industry and market cap weightings which differ from the index.

--------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:


The Fund primarily invests in common stocks of companies with medium market capitalizations ("mid-cap stocks") which offer the potential for substantial long-term growth. These companies are generally more established than smaller companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. In selecting stocks, the Fund will look for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. Based upon the Fund's economic outlook for stocks, the Fund may decide to invest a portion of its assets in stocks of companies with small or large market capitalizations ("small-cap" and "large-cap"). While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.


o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.


o Mid-cap stocks carry more market risk than large-cap stocks, because mid-cap companies generally rely on a smaller number of products or services and have less predictable earnings than large-cap companies. Mid-cap stocks tend to be less liquid and tend to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial.

o To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater.


o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE MID-CAP OPPORTUNITY FUND?

The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o   Are seeking significant growth of capital,

o   Are willing to accept higher than average investment risk, and

o   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE MID-CAP OPPORTUNITY FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                               MID-CAP OPPORTUNITY
                                      FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

24.40%  15.34%  18.57%  11.90%  40.26%  3.16%  -12.94%  -19.92%  33.40%  16.63%
 1995    1996    1997    1998    1999   2000    2001     2002     2003    2004

During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -22.36% (for the quarter ended September 30, 2001).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

-----------------------------------------------------------------------------------------------
                                                                CLASS A SHARES  CLASS B SHARES
                                         1 YEAR      5 YEARS      (10 YEARS)   (LIFE OF CLASS*)
-----------------------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                       9.91%       1.07%        10.91%           N/A

Return After Taxes on Distributions       9.91%       0.85%         9.96%           N/A

Return After Taxes on Distributions
and Sale of Fund Shares                   6.44%       0.85%         9.19%           N/A
-----------------------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                      11.78%       1.17%         N/A           10.52%
-----------------------------------------------------------------------------------------------
INDEX

S&P 400 Mid-Cap Index (reflects no
deduction for fees, expenses or taxes)   16.48%       9.54%        16.10%         16.09%
-----------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 400 MID-CAP INDEX
IS FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE MID-CAP OPPORTUNITY FUND?


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                         None**             4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   Total
                                                  Annual
                          Distribution             Fund
            Management    and Service   Other    Operating                Net
               Fees        (12b-1)    Expenses   Expenses  Fee Waiver   Expenses
               (1)           Fees       (2)         (1)         (2)
--------------------------------------------------------------------------------
Class A        0.92%         0.30%     0.51%       1.73%       0.17%       1.56%
Shares

Class B        0.92%         1.00%     0.51%       2.43%       0.17%       2.26%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.


(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $725            $1,073          $1,445          $2,485
--------------------------------------------------------------------------------
Class B shares          $629            $1,041          $1,480          $2,580*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $725            $1,073          $1,445          $2,485
--------------------------------------------------------------------------------
Class B shares          $229              $741          $1,280          $2,580*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE MID-CAP OPPORTUNITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

Under normal circumstances, the Mid-Cap Opportunity Fund will invest at least 80% of its net assets in mid-cap stocks. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy.


The Fund defines mid-cap stocks as stocks of issuers with market capitalizations between $350 million and the upper limit of the mid-cap stock definition used by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2004, the Lipper mid-cap ceiling was $11.6 billion. The market capitalizations of companies considered by the Fund to be mid-cap will change with market conditions.

Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.


The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).


Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Mid-Cap Opportunity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:


The Fund seeks to invest in companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation, or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential ("growth stocks"). Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market capitalizations, the Fund may invest in stocks of companies with mid or large market capitalizations. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Small-cap stocks carry more market risk than large-cap stocks, because small-cap companies are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources and lack predictable earnings. Small-cap stocks also tend to be less liquid and tend to experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial.

o Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.


o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE SPECIAL SITUATIONS FUND?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o   Are seeking significant growth of capital,

o   Are willing to accept a high degree of investment risk, and

o   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE SPECIAL SITUATIONS FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                            SPECIAL SITUATIONS FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

23.92%  11.56%  16.15%  1.53%  27.45%  -0.73%  -22.37%  -27.72%  38.04%  11.84%
 1995    1996    1997   1998    1999    2000     2001     2002    2003    2004

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -27.55% (for the quarter ended March 31, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
----------------------------------------------------------------------------------------------
                                       1 YEAR     5 YEARS    CLASS A SHARES   CLASS B SHARES
                                                              (10 YEARS)      (LIFE OF CLASS*)
----------------------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                     5.39%      -4.11%        5.35%            N/A

Return After Taxes on Distributions     5.39%      -4.96%        4.29%            N/A

Return After Taxes on Distributions
and Sale of Fund Shares                 3.50%      -3.71%        4.24%            N/A
----------------------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                     7.10%      -4.04%         N/A            5.22%
----------------------------------------------------------------------------------------------
INDEX

Russell 2000 Index (reflects no
deduction for fees, expenses or taxes)  18.44%       6.68%       11.42%          11.55%
----------------------------------------------------------------------------------------------

* CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE RUSSELL 2000
INDEX ARE FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE SPECIAL SITUATIONS FUND?


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                         None**             4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   Total
                          Distribution             Annual
                           and Service              Fund
             Management     (12b-1)      Other    Operating    Fee        Net
                Fees          Fees     Expenses   Expenses    Waiver    Expenses
                (1)                      (2)       (2)         (1)        (2)
--------------------------------------------------------------------------------
Class A        0.98%         0.30%       0.58%     1.86%       0.23%     1.63%
Shares
--------------------------------------------------------------------------------
Class B        0.98%         1.00%       0.58%     2.56%       0.23%     2.33%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.


(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $731            $1,105          $1,503           $2,612
--------------------------------------------------------------------------------
Class B shares          $636            $1,075          $1,540          $2,707*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $731            $1,105          $1,503           $2,612
--------------------------------------------------------------------------------
Class B shares          $236              $775          $1,340          $2,707*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE SPECIAL SITUATIONS FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to invest in common stocks of companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential. Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market caps, the Fund may invest in stocks of companies with mid or large market caps.


The Fund defines small-cap stocks as those that are treated as small-cap by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2004, the Lipper small-cap ceiling was $3 billion. The market capitalizations of companies considered by the Fund to be small-cap will change with market conditions. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


In selecting stocks, the Fund relies on fundamental and quantitative analysis. It screens potential investments to identify those that meet the Fund's definition of small-cap stocks and have attractive growth prospects due to some special situation. It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management. The Fund may emphasize certain industry sectors based on economic and market conditions.


The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-cap stock, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Special Situations Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap Risk:

The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks. Small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-cap companies are often in the early stages of their development and dependent on a small number of products or services. These companies are also likely to have limited financial resources, a small, inexperienced management group and an uncertain outlook.

Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies that are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:


The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").


The Fund employs a two-fold investment approach:

o First, using a top-down approach, the Fund seeks to identify sectors and industries that will likely benefit over the short-term. As part of this process, the Fund considers not only current economic conditions, but also long-term demographic trends, technological changes and political and social developments in the U.S. and abroad.

o Second, using a bottom-up approach, the Fund relies on fundamental research to identify the most attractive companies within the sectors and industries that have been identified through the top-down analysis. The Fund focuses on large-capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. These companies will likely be in industries that are experiencing cyclical or secular growth.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o The value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.


o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE FOCUSED EQUITY FUND?

The Focused Equity Fund is most appropriately used as part of a diversified investment portfolio. It may be appropriate for you if you:

o   Are seeking significant growth of capital,

o   Are willing to accept a high degree of investment risk, and

o   Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.



--------------------------------------------------------------------------------
                              FOCUSED EQUITY FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

       -19.33%        -6.35%        -29.37%        26.61%        4.83%
        2000           2001          2002          2003          2004

During the period shown, the highest quarterly return was 17.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -20.35% (for the quarter ended June 30, 2002).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

-----------------------------------------------------------------------------------------
                                   1 YEAR       5 YEARS       CLASS A         CLASS B
                                                            SHARES (LIFE   SHARES (LIFE
                                                             OF CLASS*)     OF CLASS*)
-----------------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                -1.19%       -7.77%         -3.90%           N/A

Return After Taxes on              -1.23%       -7.78%         -3.92%           N/A
Distributions

Return After Taxes on
Distributions and Sale of Fund
Shares                             -0.73%       -6.44%         -3.27%           N/A
-----------------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                 0.17%       -7.68%          N/A           -3.76%
-----------------------------------------------------------------------------------------
INDEX

S&P 500 Index (reflects no
deduction for fees, expenses
or taxes)                          10.88%       -2.30%          0.31%          0.31%
-----------------------------------------------------------------------------------------

*CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 3/22/99. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 3/22/99 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE FOCUSED EQUITY FUND?

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*  5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                    None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       Total
                                     Distribution                   Annual Fund
                                     and Service       Other         Operating
                      Management        (12b-1)       Expenses       Expenses
                         Fees            Fees           (1)             (1)
--------------------------------------------------------------------------------
  Class A Shares        0.75%           0.30%          0.80%           1.85%
--------------------------------------------------------------------------------
  Class B Shares        0.75%           1.00%          0.80%           2.55%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET AGREEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $752            $1,123          $1,518           $2,619
--------------------------------------------------------------------------------
Class B shares          $658            $1,093          $1,555          $2,714*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $752            $1,123          $1,518           $2,619
--------------------------------------------------------------------------------
Class B shares          $258              $793          $1,355          $2,714*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

What are the Focused Equity Fund's objective, principal investment strategies and principal risks?

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:


The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. The Fund is a non-diversified investment company. The Fund may therefore concentrate its portfolio in a relatively small number of holdings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.


In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.

The Fund has a two-tiered strategy in selecting these investments.


o First, using a "top-down" approach, the Fund analyzes the general economic and investment environment. As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit from the current economic environment.


o Second, using a "bottom-up" approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.


The Fund continually monitors every company in its portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Focused Equity Fund:

Market Risk:

Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.


Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GLOBAL FUND
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States. The Fund primarily invests in large or medium capitalization stocks that are traded in larger or more established markets throughout the world. The Fund also invests opportunistically in smaller capitalization stocks and stocks which are traded in smaller, less-developed or emerging markets.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment as well as company-specific developments. The risks of investing in securities issued by foreign companies, particularly those that are traded in foreign securities markets, are accentuated. Foreign securities can decline in value because of declines in the values of local currencies, irrespective of how well the companies issuing the securities are doing; foreign securities markets are generally less regulated and less liquid than comparable U.S. markets; there may be less financial information available on foreign companies than on comparable U.S. companies; and there may be political or economic instability in some countries in which the Fund may invest. Fluctuations in the prices of foreign stocks can be especially sudden and substantial, particularly in the case of stocks that are traded in less-developed or emerging markets. Stocks with smaller market capitalizations tend to experience sharper price fluctuations.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GLOBAL FUND?

The Global Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o    Are seeking significant growth of capital,

o    Want exposure to investments in both U.S. and foreign companies,

o    Are willing to accept a high degree of investment risk, and

o    Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE GLOBAL FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.



--------------------------------------------------------------------------------
                               TOTAL RETURN FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

 17.83%  14.43%  7.98%  16.80%  31.66% -12.97%  -15.09%  -21.31%  28.82%  12.37%
 1995    1996    1997   1998    1999    2000     2001     2002    2003    2004

During the periods shown, the highest quarterly return was 20.13% (for the quarter ended December 31, 1999) and the lowest quarterly return was -19.27% (for the quarter ended September 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.


Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------------------------
                                              1 YEAR     5 YEARS   CLASS A SHARES  CLASS B SHARES
                                                                     (10 YEARS)   (LIFE OF CLASS*)
--------------------------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                           5.91%      -4.52%       5.91%            N/A

Return After Taxes on Distributions           5.91%      -4.96%       4.49%            N/A

Return After Taxes on Distributions
and Sale of Fund Shares                       3.84%      -3.93%       4.44%            N/A
--------------------------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                           7.59%      -4.45%        N/A            5.86%
--------------------------------------------------------------------------------------------------
INDEX

Morgan Stanley All Country
World Free Index (reflects no
deduction for fees, expenses or
taxes)**                                      15.75%     -1.79%       8.19%           8.19%
--------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE MORGAN STANLEY ALL COUNTRY WORLD FREE INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/04.


**MORGAN STANLEY ALL COUNTRY WORLD FREE INDEX IS DESIGNED TO MEASURE THE PERFORMANCE OF STOCK MARKETS IN THE UNITED STATES, EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE DEVELOPED AND EMERGING MARKETS OF EASTERN EUROPE, LATIN AMERICA, ASIA, MIDDLE EAST AND THE FAR EAST. THE INDEX CONSISTS OF APPROXIMATELY 85% OF THE AGGREGATE MARKET VALUE OF THE COVERED STOCK EXCHANGES AND IS CALCULATED TO EXCLUDE COMPANIES AND SHARE CLASSES THAT CANNOT BE FREELY PURCHASED BY FOREIGNERS.

WHAT ARE THE FEES AND EXPENSES OF THE GLOBAL FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*   5.75%               None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                      None**             4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                     Distribution                      Total
                                     and Service                    Annual Fund
                      Management        (12b-1)        Other         Operating
                         Fees            Fees         Expenses       Expenses
--------------------------------------------------------------------------------
  Class A Shares        1.00%           0.30%          0.56%           1.86%
--------------------------------------------------------------------------------
  Class B Shares        1.00%           1.00%          0.56%           2.56%
--------------------------------------------------------------------------------


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $753            $1,126          $1,523           $2,629
--------------------------------------------------------------------------------
Class B shares          $659            $1,096          $1,560          $2,724*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $753            $1,126          $1,523           $2,629
--------------------------------------------------------------------------------
Class B shares          $259              $796          $1,360          $2,724*
--------------------------------------------------------------------------------


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE GLOBAL FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Global Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization). The Fund may also invest in smaller companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets. The Fund primarily invests in securities that trade in larger or more established markets but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: accelerating earnings growth or the possibility of positive earnings surprises; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; or improving local market and/or industry outlook.

Once the purchase candidates for the Fund are identified, the portfolio construction process begins. In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and
(4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries. The total risk of the Fund is monitored at this point in the portfolio construction process.


Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if in the portfolio manager's opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objectives. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Global Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Foreign Securities Risk:


There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations, potential restrictions on the flow of international capital and the potential adverse effects resulting from the transition to the euro for European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.


Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Small-Cap and Mid-Cap Risk:


The market risk associated with small-cap to mid-cap stocks is greater than that associated with larger-cap stocks because small-to-mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-to-mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable and their share prices more volatile. These companies are also more likely to have limited markets or financial resources or to depend on a small, inexperienced management group.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.27 billion. FIMCO supervises all aspects of each Fund's operations. For the fiscal year ended September 30, 2004, FIMCO received advisory fees as follows: 0.75% of average daily net assets, net of any waiver, for Total Return Fund, Value Fund, All-Cap Growth Fund, Blue Chip Fund, Focused Equity Fund, Mid-Cap Opportunity Fund, and Special Situations Fund; 0.73% of average daily net assets, net of any waiver, for Growth & Income Fund; and 1.00% of average daily net assets, net of any waiver, for Global Fund.


The Total Return Fund is managed by a team of portfolio managers.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Blue Chip Fund. Prior to October 2000, he was Co-Portfolio Manager of the Fund. Mr. Fitzpatrick is also the Portfolio Manager of the First Investors Life Series Blue Chip Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since October 1995.

Matthew S. Wright serves as Portfolio Manager of the Value Fund. Mr. Wright is also the Portfolio Manager for First Investors Life Series Value Fund. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.


Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Growth & Income Fund and Special Situations Fund and as Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Miska also serves as the Portfolio Manager of the First Investors Life Series Discovery Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp. Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001.

Steven S. Hill serves as the other Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Hill joined FIMCO in 2002 as an equity analyst. Prior to joining FIMCO, Mr. Hill was employed by UBS Warburg, LLC (1999-2001) where he was a Director in their healthcare group and worked primarily on mergers and acquisitions. Prior to that, Mr. Hill was an investment banker for HSBC Securities (USA) Inc. (1996-1999).

Wellington Management Company, LLP ("Wellington Management") serves as the investment subadviser of Global Fund, Focused Equity Fund and All-Cap Growth Fund. Wellington Management has discretionary trading authority over all of each Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Directors/Trustees. Wellington Management is located at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of September 30, 2004, Wellington Management held investment management authority with respect to approximately $428 billion of assets. Of that amount, Wellington Management acted as investment adviser or subadviser to approximately 179 registered investment companies or series of such companies, with net assets of approximately $213 billion.

The All-Cap Growth Fund is managed by a team of portfolio managers.

Matthew E. Megargel, CFA and Senior Vice President of Wellington Management, serves as the Portfolio Manager of the Focused Equity Fund. Mr. Megargel joined Wellington Management in 1983 as a Global Industry Analyst and has been managing portfolios since 1990.

The Global Fund is managed by a team of investment professionals.

On November 18, 2004, the Board of Trustees of the First Investors Series Fund approved, subject to shareholder approval, an agreement under which Paradigm Capital Management, Inc. ("PCM") will serve as subadviser for the Special Situations Fund. A Special Shareholders' Meeting has been called to approve the agreement. Upon approval by shareholders, PCM will assume the day-to-day management of the Fund, subject to supervision by FIMCO and the Fund's Board of Trustees.

PCM is an investment management firm that provides investment services to high net worth individuals, pension and profit sharing plans, investment companies, and other institutions. As of November 30, 2004, PCM held investment management authority with respect to approximately $1.4 billion in assets. Of that amount, PCM acted as investment adviser or subadviser to registered investment companies with net assets of approximately $123.5 million.

The Fund's investment objective will remain the same. The Fund will also continue to invest mainly in small to mid-cap companies. However, the Fund's investment strategy will change from a growth-oriented style to a value-oriented style. PCM's subadvisory fees will be paid by the Fund's investment adviser, FIMCO, out of its advisory fees, and not by the Fund. Thus, there will be no increase in fees paid by the Fund as a result of this change.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.


The investments of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Directors/Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. Foreign securities may be fair valued not only for the reasons described above but also because major market movements in the U.S. have occurred subsequent to the closing of the foreign markets. The Funds have adopted criteria for determining when a market movement in the U.S. might be considered a significant event warranting fair value pricing of foreign securities. Even if these criteria are met, the Funds will not fair value foreign securities unless they can conclude that the closing prices are no longer reliable and use of fair value prices would have a material impact on their net asset values per share.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.


Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?


You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.


WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.


Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.


--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of a Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT        SALES CHARGE AS A PERCENTAGE         SALES CHARGE AS A
                            OF OFFERING PRICE*          PERCENTAGE OF NET AMOUNT
                                                                INVESTED*
-------------------------------------------------------------------------------
Less than $100,000                5.75%                           6.10%
-------------------------------------------------------------------------------
$100,000-$249,999                  4.50                           4.71
-------------------------------------------------------------------------------
$250,000-$499,999                  3.50                           3.63
-------------------------------------------------------------------------------
$500,000-$999,999                  2.50                           2.56
-------------------------------------------------------------------------------
$1,000,000 or more                  0**                            0**
-------------------------------------------------------------------------------


* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION*
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.


Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?


You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading " Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".


HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.


Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.


Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.


For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.


Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?


Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

To the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may:
(a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

In the case of the Funds that invest in small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. As discussed above, the Funds have policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. As discussed above, the Funds have policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Total Return Fund, Growth & Income Fund, Blue Chip Fund and Value Fund will declare and pay a dividend from net investment income on a quarterly basis. To the extent that it has net investment income, the Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, Global Fund and All-Cap Growth Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.


A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).


WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by a Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?


The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
TOTAL RETURN FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
                  NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
                  VALUE AT        INVESTMENT OPERATIONS                       FROM
                  BEGINNING OF
                  PERIOD          Net          Net Realized   Total from      Net              Net Realized   Total
                                  Investment   and            Investment      Investment       Gain           Distributions
                                  Income       Unrealized     Operations      Income
                                               Gain (Loss)
                                               on Investments
CLASS A

2000                   $14.34         $.31          $2.29         $2.60         $.27             $.40            $.67

2001                    16.27          .26          (2.86)        (2.60)         .32             1.07            1.39

2002**                  12.28          .22          (1.59)        (1.37)         .32               --             .32

2003                    10.59          .20           1.44          1.64          .21               --             .21

2004                    12.02          .20            .96          1.16          .20               --             .20

CLASS B

2000                   $14.17         $.21          $2.24          $2.45        $.17             $.40             $.57

2001                    16.05          .18          (2.84)         (2.66)        .21             1.07             1.28

2002**                  12.11          .15          (1.59)         (1.44)        .21               --              .21

2003                    10.46          .09           1.44           1.53         .13               --              .13

2004                    11.86          .12            .94           1.06         .12               --              .12
-----------------------------------------------------------------------------------------------------------------------------

+      Net of expenses waived or assumed by the Adviser.
*      Calculated without sales charges.
** Prior to October 1, 2001, the Total Return Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

-----------------------------------------------------------------------------------------------------------------------------

                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE             PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                   TURNOVER RATE
  VALUE AT END                     END OF                                     BEFORE EXPENSES              (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN MILLIONS)   (%)          Investment
                                                                Income (%)    Expenses    Net
                                                                              (%)         Investment
                                                                                          Income (%)
  CLASS A

       $16.27        18.67           $120            1.33         2.00           1.58        1.75             118

        12.28       (17.31)           121            1.37         2.02           1.62        1.77             130

        10.59       (11.44)           129            1.47         1.91           1.72        1.66             185

        12.02        15.58            177            1.52         1.72           1.77        1.47              80

        12.98         9.65            231            1.44         1.60           1.65        1.39              41

  CLASS B

       $16.05        17.79            $16            2.03         1.30           2.28        1.05             118

        12.11       (17.82)            19            2.07         1.32           2.32        1.07             130

        10.46       (12.09)            22            2.17         1.21           2.42         .96             185

        11.86        14.71             28            2.22         1.02           2.47         .77              80

        12.80         8.92             36            2.14          .90           2.35         .69              41

-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

                  NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
                  VALUE AT        INVESTMENT OPERATIONS                       FROM
                  BEGINNING OF
                  PERIOD          Net          Net Realized   Total from      Net              Net Realized   Total
                                  Investment   and            Investment      Investment       Gain           Distributions
                                  Income       Unrealized     Operations      Income
                                               Gain (Loss)
                                               on Investments
CLASS A

2000              $7.99           $.13           $1.21           $1.34        $.13            $.60            $.73

2001               8.60            .10           (2.10)          (2.00)        .11             .56             .67

2002**             5.93            .11           (1.65)          (1.54)        .13             --              .13

2003               4.26            .08             .73             .81         .08             --              .08

2004               4.99            .07             .96            1.03         .07             --              .07

CLASS B

2000              $7.88           $.08           $1.18           $1.26        $.07            $.60            $.67

2001               8.47            .06           (2.07)          (2.01)        .06             .56             .62

2002**             5.84            .07           (1.63)          (1.56)        .08             --              .08

2003               4.20            .05             .71             .76         .04             --              .04

2004               4.92            .03             .95             .98         .03             --              .03
-----------------------------------------------------------------------------------------------------------------------------


+       Net of expenses waived or assumed by the Adviser.
*       Calculated without sales charges.
** Prior to October 1, 2001, the Value Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

-----------------------------------------------------------------------------------------------------------------------------
                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE           PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                 TURNOVER RATE
  VALUE AT END                     END OF                                     BEFORE EXPENSES            (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN MILLIONS)   (%)          Investment
                                                                Income (%)    Expenses    Net
                                                                              (%)         Investment
                                                                                          Income (%)
  CLASS A

    $8.60              17.58           $187           1.31        1.57            N/A       N/A               46
     5.93             (24.98)           149           1.37        1.47            N/A       N/A               51
     4.26             (26.34)            99           1.51        1.93            N/A       N/A               40
     4.99              19.04            126           1.67        1.69            N/A       N/A               92
     5.95              20.57            185           1.48        1.21            N/A       N/A               11

  CLASS B

    $8.47              16.77            $32           2.01         .87            N/A       N/A               46
     5.84             (25.46)            26           2.07         .77            N/A       N/A               51
     4.20             (26.94)            17           2.21        1.23            N/A       N/A               40
     4.92              18.26             19           2.37         .99            N/A       N/A               92
     5.87              19.91             23           2.18         .51            N/A       N/A               11
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized    Total from     Net              Net Realized   Total
                               Investment   and             Investment     Investment       Gain           Distributions
                               Income       Unrealized      Operations     Income
                               (Loss)       Gain (Loss)
                                            on Investments
CLASS A

2000                $27.15      $ (.09)        $5.68           $5.59         $ --           $1.65              $1.65

2001                 31.09          --         (8.64)          (8.64)         .01            3.30               3.31

2002                 19.14        (.03)        (4.55)          (4.58)          --              --                 --

2003                 14.56          --          2.58            2.58           --              --                 --

2004                 17.14         .01          1.54            1.55           --              --                 --

CLASS B

2000                $26.61      $ (.25)        $5.50           $5.25         $ --           $1.65              $1.65

2001                 30.21        (.16)        (8.33)          (8.49)          --            3.30               3.30

2002                 18.42        (.16)        (4.35)          (4.51)          --               --                --

2003                 13.91        (.11)         2.46            2.35           --               --                --

2004                 16.26        (.13)         1.48            1.35           --               --                --
-----------------------------------------------------------------------------------------------------------------------------

+     Net of expenses waived or assumed by the Adviser.
*     Calculated without sales charges.

-----------------------------------------------------------------------------------------------------------------------------
                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE             PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                   TURNOVER RATE
  VALUE AT END                     END OF                                     BEFORE EXPENSES              (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   MILLIONS)                    Income        Expenses       Net
                                                                (Loss)(%)     (%)            Investment
                                                                                             Loss (%)
  CLASS A

   $31.09                21.49         $615           1.27        (.31)        1.34           (.38)            125

    19.14               (30.88)         445           1.35        (.02)        1.43           (.10)            117

    14.56               (23.93)         333           1.48        (.17)        1.58           (.27)            144

    17.14                17.72          383           1.56          -          1.68           (.12)            111

    18.69                 9.04          414           1.47         .03         1.58           (.08)             94

  CLASS B

   $30.21                20.60         $105           1.97       (1.01)        2.04          (1.08)            125

    18.42               (31.33)          78           2.05        (.72)        2.13           (.80)            117

    13.91               (24.48)          57           2.18        (.87)        2.28           (.97)            144

    16.26                16.90           62           2.26        (.70)        2.38           (.82)            111

    17.61                 8.30           61           2.17        (.67)        2.28           (.78)             94
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

                  NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
                  VALUE AT        INVESTMENT OPERATIONS                       FROM
                  BEGINNING OF
                  PERIOD          Net          Net Realized   Total from      Net              Net Realized   Total
                                  Investment   and            Investment      Investment       Gain           Distributions
                                  Income       Unrealized     Operations      Income
                                  (Loss)       Gain (Loss)
                                               on Investments
CLASS A

2000                   $15.18           $.01        $2.98        $ 2.99        $.01             $1.55              $1.56

2001                    16.61            .06        (3.99)        (3.93)        .03              1.49               1.52

2002**                  11.16            .03        (2.31)        (2.28)        .05                --                .05

2003                     8.83            .04         1.85          1.89         .04                --                .04

2004                    10.68            .06         1.43          1.49         .03                --                .03

CLASS B

2000                   $14.90         $ (.08)       $2.90         $2.82        $ --             $1.55              $1.55

2001                    16.17           (.01)       (3.88)        (3.89)         --              1.49               1.49

2002**                  10.79           (.04)       (2.24)        (2.28)         --                --                 --

2003                     8.51           (.03)        1.78          1.75          --                --                 --

2004                    10.26           (.03)        1.39          1.36          --                --                 --
-----------------------------------------------------------------------------------------------------------------------------

+      Net of expenses waived or assumed by the Adviser.
*      Calculated without sales charges.
** Prior to October 1, 2001, the Growth & Income Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

-----------------------------------------------------------------------------------------------------------------------------

                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE             PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                   TURNOVER RATE
  VALUE AT END                     END OF                                     BEFORE EXPENSES              (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   MILLIONS)                    Income        Expenses    Net
                                                                (Loss) (%)    (%)         Investment
                                                                                           Income (%)
  CLASS A

     $16.61           21.31         $494            1.28          .05            N/A           N/A           142

      11.16          (25.91)         383            1.34          .47            N/A           N/A           168

       8.83          (20.53)         318            1.46          .33            N/A           N/A           169

      10.68           21.49          400            1.52          .44            N/A           N/A            70

      12.14           13.95          499            1.42          .53            N/A           N/A            32

  CLASS B

     $16.17           20.49         $107            1.98         (.65)           N/A           N/A           142

      10.79          (26.38)          82            2.04         (.23)           N/A           N/A           168

       8.51          (21.13)          65            2.16         (.37)           N/A           N/A           169

      10.26           20.56           76            2.22         (.26)           N/A           N/A            70

      11.62           13.26           83            2.12         (.17)           N/A           N/A            32
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total From      Net              Net Realized   Total
                               Investment   and            Investment      Investment       Gain           Distributions
                               Loss         Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A

2001(a)         $10.00        $(.05)        $(3.42)        $(3.47)         $--             $--              $--

2002              6.53         (.06)         (1.14)         (1.20)          --              --               --

2003              5.33         (.06)          1.48           1.42           --              --               --

2004              6.75         (.07)          1.12           1.05           --              --               --

CLASS B

2001(a)         $10.00        $(.08)        $(3.43)        $(3.51)         $--             $--              $--

2002              6.49         (.10)         (1.13)         (1.23)          --              --               --

2003              5.26         (.09)          1.44           1.35           --              --               --

2004              6.61         (.12)          1.10            .98           --              --               --
-----------------------------------------------------------------------------------------------------------------------------


+      Annualized.
++     Net of expenses waived or assumed by the Adviser.
*      Calculated without sales charges.
(a) For the period October 25, 2000 (commencement of operations) to September 30, 2001.

-----------------------------------------------------------------------------------------------------------------------------

                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE                PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS++               NET ASSETS                      TURNOVER
  VALUE AT END                     END OF                                     BEFORE EXPENSES                 RATE (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   MILLIONS)                    Loss (%)      Expenses    Net
                                                                              (%)         Investment
                                                                                          Loss (%)
  CLASS A

      $6.53        (34.70)           $35           1.75+          (.90)+        2.10+      (1.25)+               84
       5.33        (18.38)            44           1.75          (1.03)         1.98       (1.26)               138
       6.75         26.64             77           1.94          (1.15)         1.96       (1.17)               126
       7.80         15.56            130           1.68          (1.12)         N/A          N/A                 75

  CLASS B

      $6.49        (35.10)            $8           2.45+         (1.60)+       2.80+       (1.95)+               84
       5.26        (18.95)             9           2.45          (1.73)        2.68        (1.96)               138
       6.61         25.67             14           2.64          (1.85)        2.66        (1.87)               126
       7.59         14.83             20           2.38          (1.82)         N/A          N/A                 75
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total from      Net            Net Realized    Total
                               Investment   and            Investment      Investment     Gain            Distributions
                               Loss         Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A

2000             $21.02         $ (.10)         $8.02         $7.92          $--          $2.28           $2.28

2001              26.66           (.05)         (7.67)        (7.72)          --           1.30            1.30

2002              17.64           (.13)         (1.73)        (1.86)          --             --              --

2003              15.78           (.12)          3.52          3.40           --             --              --

2004              19.18           (.09)          3.62          3.53           --             --              --

CLASS B

2000             $20.35         $ (.20)         $7.67         $7.47          $--          $2.28           $2.28

2001              25.54           (.18)         (7.32)        (7.50)          --           1.30            1.30

2002              16.74           (.24)         (1.63)        (1.87)          --             --              --

2003              14.87           (.23)          3.31          3.08           --             --              --

2004              17.95           (.23)          3.38          3.15           --             --              --
-----------------------------------------------------------------------------------------------------------------------------


+     Net of expenses waived or assumed by the Adviser.
*     Calculated without sales charges.

-----------------------------------------------------------------------------------------------------------------------------

                   TOTAL           RATIOS/SUPPLEMENTAL DATA

                   RETURN
  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE             PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                   TURNOVER RATE
  VALUE AT END                     END OF                                     BEFORE EXPENSES              (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN             (%)          Investment
                                   MILLIONS)                    Loss (%)      Expenses    Net
                                                                              (%)         Investment
                                                                                          Loss (%)
  CLASS A

   $26.66              41.41            $120          1.42          (.52)        1.67      (.77)             180

    17.64             (30.34)            109          1.51          (.27)        1.76      (.52)             123

    15.78             (10.55)            131          1.70          (.82)        1.95     (1.07)             112

    19.18              21.55             192          1.73          (.80)        1.97     (1.04)              37

    22.71              18.41             277          1.56          (.46)        1.73      (.63)              40

  CLASS B

   $25.54              40.46             $24          2.12         (1.22)        2.37     (1.47)             180

    16.74             (30.84)             22          2.21          (.97)        2.46     (1.22)             123

    14.87             (11.17)             25          2.40         (1.52)        2.65     (1.77)             112

    17.95              20.71              35          2.43         (1.50)        2.67     (1.74)              37

    21.10              17.55              46          2.26         (1.16)        2.43     (1.33)              40
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total From      Net              Net Realized   Total
                               Investment   and            Investment      Investment       Gain           Distributions
                               Loss         Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A

2000            $23.40      $ (.18)          $9.81           $9.63          $--              $1.21           $1.21

2001             31.82        (.18)         (11.59)         (11.77)          --               4.89            4.89

2002             15.16        (.19)          (2.31)          (2.50)          --                 --              --

2003             12.66        (.17)           3.14            2.97           --                 --              --

2004             15.63        (.18)           1.39            1.21           --                 --              --

CLASS B

2000            $22.62      $ (.33)          $9.38           $9.05          $--              $1.21           $1.21

2001             30.46        (.29)         (11.00)         (11.29)          --               4.89            4.89

2002             14.28        (.29)          (2.15)          (2.44)          --                 --              --

2003             11.84        (.25)           2.93            2.68           --                 --              --

2004             14.52        (.30)           1.32            1.02           --                 --              --
-----------------------------------------------------------------------------------------------------------------------------


+     Net of expenses waived or assumed by the Adviser.
*     Calculated without sales charges.

-----------------------------------------------------------------------------------------------------------------------------

                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE           PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                 TURNOVER RATE
  VALUE AT END                     END OF                                     BEFORE EXPENSES            (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN MILLIONS)   (%)          Investment
                                                                Loss (%)      Expenses    Net
                                                                              (%)         Investment
                                                                                          Loss (%)
  CLASS A

     $31.82            43.07           $276         1.41          (.68)        1.60        (.87)           161

      15.16           (42.86)           164         1.54          (.94)        1.75       (1.15)           183

      12.66           (16.49)           138         1.69         (1.24)        1.93       (1.48)           153

      15.63            23.46            169         1.80         (1.26)        2.05       (1.51)           111

      16.84             7.74            190         1.63         (1.08)        1.86       (1.31)           119

  CLASS B

     $30.46            41.94            $34         2.11         (1.38)        2.30       (1.57)           161

      14.28           (43.26)            21         2.24         (1.64)        2.45       (1.85)           183

      11.84           (17.09)            18         2.39         (1.94)        2.63       (2.18)           153

      14.52            22.63             20         2.50         (1.96)        2.75       (2.21)           111

      15.54             7.03             21         2.33         (1.78)        2.56       (2.01)           119
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total From      Net             Net Realized   Total
                               Investment   and            Investment      Investment      Gain           Distributions
                               Loss         Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A

2000            $10.88         $ (.08)      $ (.42)         $ (.50)         $--             $--              $--

2001             10.38           (.03)       (2.63)          (2.66)          --              --               --

2002              7.72           (.07)       (1.92)          (1.99)          --              --               --

2003              5.73           (.02)        1.52            1.50           --              --               --

2004              7.23           (.02)         .62             .60           --              --               --

CLASS B

2000            $10.84         $ (.15)      $ (.43)         $ (.58)         $--             $--              $--

2001             10.26           (.09)       (2.59)           (2.68)         --              --               --

2002              7.58           (.13)       (1.86)           (1.99)         --              --               --

2003              5.59           (.07)        1.48             1.41          --              --               --

2004              7.00           (.08)         .61              .53          --              --               --
-----------------------------------------------------------------------------------------------------------------------------

+     Net of expenses waived or assumed by the Adviser.
*     Calculated without sales charges.
(a) Turnover includes effect of investment manager change and repositioning of portfolio.

-----------------------------------------------------------------------------------------------------------------------------

                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE                PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                      TURNOVER
  VALUE AT END                     END OF                                     BEFORE EXPENSES                 RATE (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN MILLIONS)   (%)          Investment
                                                                Loss (%)      Expenses    Net
                                                                              (%)         Investment
                                                                                          Loss (%)
  CLASS A

     $10.38            (4.60)         $75          1.62         (.76)          1.52         (.66)               178

       7.72           (25.63)          51          1.75         (.35)           N/A         N/A                 240(a)

       5.73           (25.78)          38          1.83         (.90)           N/A         N/A                 150

       7.23            26.18           48          1.99         (.35)           N/A         N/A                  49

       7.83             8.30           49          1.85         (.30)           N/A         N/A                  39

 CLASS B

     $10.26            (5.35)         $18          2.32        (1.46)          2.22        (1.36)               178

       7.58           (26.12)          13          2.45        (1.05)           N/A         N/A                 240(a)

       5.59           (26.25)           9          2.53        (1.60)           N/A         N/A                 150

       7.00            25.22           11          2.69        (1.05)           N/A         N/A                  49

       7.53             7.57           11          2.55        (1.00)           N/A         N/A                  39
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

               NET ASSET       INCOME FROM                                 LESS DISTRIBUTIONS
               VALUE AT        INVESTMENT OPERATIONS                       FROM
               BEGINNING OF
               PERIOD          Net          Net Realized   Total From      Net              Net Realized   Total
                               Investment   and            Investment      Investment       Gain           Distributions
                               Loss         Unrealized     Operations      Income
                                            Gain (Loss)
                                            on Investments
CLASS A

2000            $8.11         $ (.02)         $.91          $.89              $--            $.89            $.89

2001             8.11           (.01)        (2.13)        (2.14)              --             .76             .76

2002             5.21           (.01)         (.96)         (.97)              --              --              --

2003             4.24           (.01)          .93           .92               --              --              --

2004             5.16           (.01)          .78           .77               --              --              --

CLASS B

2000            $7.88         $ (.07)         $.88          $.81              $--            $.89            $.89

2001             7.80           (.06)        (2.03)        (2.09)              --             .76             .76

2002             4.95              --         (.95)         (.95)              --              --              --

2003             4.00           (.04)          .88           .84               --              --              --

2004             4.84           (.05)          .73           .68               --              --              --
-----------------------------------------------------------------------------------------------------------------------------

+        Net of expenses waived or assumed by the Adviser.
*        Calculated without sales charges.

-----------------------------------------------------------------------------------------------------------------------------

                   TOTAL           RATIOS/SUPPLEMENTAL DATA
                   RETURN

  NET              TOTAL RETURN*   NET             RATIO TO AVERAGE           RATIO TO AVERAGE                PORTFOLIO
  ASSET            (%)             ASSETS AT       NET ASSETS+                NET ASSETS                      TURNOVER
  VALUE AT END                     END OF                                     BEFORE EXPENSES                 RATE (%)
  OF PERIOD                        PERIOD          Expenses     Net           WAIVED OR ASSUMED
                                   (IN MILLIONS)   (%)          Investment
                                                                Loss (%)      Expenses    Net
                                                                              (%)         Investment
                                                                                          Income (%)
  CLASS A

    $8.11             11.73            $350         1.65          (.26)        N/A           N/A                102

     5.21            (28.87)            234         1.77          (.21)        N/A           N/A                116

     4.24            (18.62)            173         1.87          (.35)        N/A           N/A                125

     5.16             21.70             192         1.98          (.19)        N/A           N/A                112

     5.93             14.92             209         1.86          (.13)        N/A           N/A                105


CLASS B

    $7.80             10.99             $26         2.35          (.96)        N/A           N/A                102

     4.95            (29.42)             18         2.47          (.91)        N/A           N/A                116

     4.00            (19.19)             14         2.57         (1.05)        N/A           N/A                125

     4.84             21.00              15         2.68          (.89)        N/A           N/A                112

     5.52             14.05              15         2.56          (.83)        N/A           N/A                105
-----------------------------------------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL

For more information about the Funds, the following documents are available for free upon request:


ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026


To obtain information about the Funds, including the Shareholder Manual, your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.


(INVESTMENT COMPANY ACT FILE NOS.: 811-5690;
811-6618; 811-5690; 811-6618; 811-6618;
811-6618; 811-5690; 811-6618; AND 811-3169)

FIEQPRO

                                 FIRST INVESTORS
                       TAXABLE BOND AND MONEY MARKET FUNDS

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
    A SERIES OF FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.

95 Wall Street
New York, New York  10005
1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2005

      This is a Statement of Additional Information ("SAI") for FIRST INVESTORS CASH MANAGEMENT FUND, INC. ("CASH MANAGEMENT FUND"), FIRST INVESTORS GOVERNMENT FUND, INC. ("GOVERNMENT FUND"), FIRST INVESTORS INVESTMENT GRADE FUND ("INVESTMENT GRADE FUND"), a series of FIRST INVESTORS SERIES FUND ("SERIES FUND"), and FIRST INVESTORS FUND FOR INCOME, INC. ("FUND FOR INCOME"). Series Fund offers five separate series, one of which, INVESTMENT GRADE FUND, is described in this SAI, while FUND FOR INCOME, GOVERNMENT FUND and CASH MANAGEMENT FUND each offers one series. Each series is referred to as a "Series" or "Fund". GOVERNMENT FUND, INVESTMENT GRADE FUND, FUND FOR INCOME and CASH MANAGEMENT FUND are referred to herein collectively as "Funds".

      This SAI is not a prospectus and it should be read in conjunction with each Fund's Prospectus dated January 31, 2005. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, which is attached hereto as a separate document and is incorporated into this SAI. The financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders are incorporated by reference. These Fund documents may be obtained free of charge by contacting the Funds at the address or telephone number noted above.

      This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while
Part II contains information that generally applies to the Funds in the First Investors Family of Funds.

                   STATEMENT OF ADDITIONAL INFORMATION PART I

                             DATED JANUARY 31, 2005

           Part I contains information that is particular to each Fund that is described in this SAI.


                           PART I - TABLE OF CONTENTS
                           --------------------------
                                                                            Page
                                                                            ----

History and Classification of the Funds........................................3
Investment Strategies, Policies and Risks......................................3
Portfolio Turnover.............................................................4
Management of the Funds........................................................4
Investment Advisory Services and Fees..........................................9
Underwriter and Dealers.......................................................10
Distribution Plans............................................................11
Allocation of Portfolio Brokerage.............................................11
Purchases, Redemptions, Sales Loads and Pricing of Fund Shares................13
Taxes.........................................................................13
Beneficial Ownership Information..............................................13
Financial Statements..........................................................14
Appendix A Investment Strategies Used by the First Investors
  Taxable Bond Funds.........................................................A-1
Appendix B Investment Policies of the First Investors Taxable
  Bond Funds.................................................................B-1

                     HISTORY AND CLASSIFICATION OF THE FUNDS

      CASH MANAGEMENT FUND was incorporated in the state of Maryland on October 16, 1978. The Fund's authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $0.01. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

      GOVERNMENT FUND was incorporated in the state of Maryland on September 21, 1983. GOVERNMENT FUND'S authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $.01. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

      SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of SERIES FUND are presently divided into five separate and distinct series, each having two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares.

      FUND FOR INCOME was incorporated in the state of Maryland on August 20, 1970. FUND FOR INCOME'S authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $1.00. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

      The Funds are not required to hold annual shareholder meetings. The Board of Directors/Trustees ("Board") of each Fund may, in its discretion, call a shareholders' meeting. Furthermore, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Fund's Board will call a special meeting of shareholders for any purpose, including the removal of Directors/Trustees.

      Each Fund is a diversified open-end management investment company.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

      Each Fund's objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies that may be used by the Funds and the related risks.

                               PORTFOLIO TURNOVER

      The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended September 30, 2003 and September 30, 2004.
Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
FUND                           FISCAL YEAR ENDED           FISCAL YEAR ENDED
                              SEPTEMBER 30, 2003          SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
Cash Management                       N/A                         N/A
--------------------------------------------------------------------------------
Government                            65%                         60%
--------------------------------------------------------------------------------
Investment Grade                      6%                          9%
--------------------------------------------------------------------------------
Fund For Income                       31%                         37%
--------------------------------------------------------------------------------


                             MANAGEMENT OF THE FUNDS

      The First Investors Family of Funds share one common investment adviser, First Investors Management Company, Inc. ("FIMCO" or "Adviser"), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board, and the Code of Ethics that has been adopted by the Board.

      Set forth below is information about the Directors/Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Directors/Trustees. Information is also set forth concerning Fund officers who are not Directors/Trustees.

      The address of each Director/Trustee and Officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, N.Y. 10005.

                                  DIRECTORS/TRUSTEES AND OFFICERS
                                  -------------------------------
------------------------------------------------------------------------------------------------------

                                  DISINTERESTED DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------
NAME AND DATE OF BIRTH            POSITION(S)                                NUMBER OF
                                HELD WITH FUNDS                             PORTFOLIOS       OTHER
                                COVERED BY THIS                               IN FUND    TRUSTEESHIPSS
                                 SAI AND LENGTH    PRINCIPAL OCCUPATION(S)    COMPLEX     DIRECTORSHIP
                                  OF SERVICE(*)      DURING PAST 5 YEARS      OVERSEEN        HELD
------------------------------------------------------------------------------------------------------
Robert M. Grohol    1/16/1932      Director/            None/Retired             50           None
                                 Trustee since
                                   6/30/2000
------------------------------------------------------------------------------------------------------
Rex R. Reed         3/19/1922      Director/            None/Retired             50           None
                                 Trustee since
                                   3/31/1984
------------------------------------------------------------------------------------------------------
Herbert Rubinstein  6/14/1921      Director/            None/Retired             50           None
                                 Trustee since
                                   9/20/1979
------------------------------------------------------------------------------------------------------
James M. Srygley   10/17/1932      Director/       Owner Hampton Properties      50           None
                                 Trustee since         (real property
                                   1/19/1995           management and
                                                        investments)
------------------------------------------------------------------------------------------------------
Robert F. Wentworth 7/5/1929       Director/            None/Retired             50           None
                                 Trustee since
                                   10/15/1992
------------------------------------------------------------------------------------------------------

                                                I-4

------------------------------------------------------------------------------------------------------
(*)Each  Director/Trustee  serves for an indefinite  term with the Funds  covered by the SAI,  until his/her successor is elected. Each date indicates a Director/Trustee's  appointment/election  to the
Board of the First Investors Family of Funds. Where a Director/Trustee was  elected/appointed to the
Board prior to a Fund's inception, the Director/Trustee has been a member of that Fund's Board since the Fund's inception.


----------------------------------------------------------------------------------------------------

                                   INTERESTED DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------------------
NAME AND DATE OF BIRTH           POSITION(S)                                NUMBER OF
                               HELD WITH FUNDS                              PORTFOLIOS      OTHER
                               COVERED BY THIS                               IN FUND     TRUSTEESHIPSS
                                SAI AND LENGTH   PRINCIPAL OCCUPATION(S)     COMPLEX     DIRECTORSHIP
                                 OF SERVICE(*)     DURING PAST 5 YEARS       OVERSEEN        HELD
----------------------------------------------------------------------------------------------------
Kathryn S. Head  12/31/1955    President since   Chief Operating Officer        50           None
                                    2001;        and Director of First
                               Director/Trustee  Investors Corporation;
                                    since        First Investors
                                 3/17/1994(**)   Consolidated
                                                 Corporation; First
                                                 Investors Management
                                                 Company, Inc.;
                                                 Administrative Data
                                                 Management Corp.; First
                                                 Investors Federal
                                                 Savings Bank; School
                                                 Financial Management
                                                 Services, Inc.; and
                                                 other affiliated
                                                 companies.(***)
----------------------------------------------------------------------------------------------------
John T. Sullivan 1/18/1932     Director/Trustee  Of Counsel of Hawkins,         50           None
                                    since        Delafield & Wood;
                                 9/20/1979(**)   Director of First
                                                 Investors Corporation;
                                                 First Investors
                                                 Consolidated
                                                 Corporation; First
                                                 Investors Management
                                                 Company, Inc.;
                                                 Administrative Data
                                                 Management Corp.; and
                                                 other affiliated
                                                 companies. (***)
----------------------------------------------------------------------------------------------------
(*)Each  Director/Trustee  serves for an indefinite  term with the Funds  covered by the SAI,  until his/her successor is elected. Each date indicates a Director's/Trustee's appointment/election to the
Board of the First Investors Family of Funds. Where a Director/Trustee was  elected/appointed to the
Board prior to a Fund's inception, the Director/Trustee has been a member of that Fund's Board since the Fund's inception.
(**) Ms. Head is an Interested Director/Trustee because (a) she is an indirect owner of more than 5%
of the voting  stock of the  Adviser  and  principal  underwriter  of the  Funds,  and (b) she is an officer,  director and employee of the Adviser and principal  underwriter of the Funds. Mr. Sullivan is an Interested  Director/Trustee  because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the Adviser and principal underwriter of the Funds.
(***)Other  affiliated  companies consist of: First Investors Realty Company,  Inc., First Investors
Life Insurance Company,  First Investors Leverage  Corporation,  Route 33 Realty Corporation,  First
Investors  Credit  Funding  Corporation,   N.A.K.  Realty  Corporation,  Real  Property  Development
Corporation, First Investors Credit Corporation and First Investors Resources, Inc.


-------------------------------------------------------------------------------------------------
                            OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES
-------------------------------------------------------------------------------------------------
NAME AND DATE OF BIRTH           POSITION(S) HELD WITH
                                 FUNDS COVERED BY THIS
                                   SAI AND LENGTH OF            PRINCIPAL OCCUPATION(S)
                                       SERVICE(*)                 DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------
Dennis T.                        Vice President, Series    Portfolio Manager of First Investors
Fitzpatrick         5/15/1958       Fund since 1998        Management Company, Inc.

-------------------------------------------------------------------------------------------------
Clark D. Wagner     2/25/1959        Vice President,       Director of Fixed Income (previously,
                                  Government Fund and      Chief Investment Officer) of First
                                Series Fund, since 1991    Investors Management Company, Inc.

-------------------------------------------------------------------------------------------------
Michael J. O'Keefe 11/24/1965    Vice President, Cash      Portfolio Manager of First Investors
                                 Management Fund, since    Management Company, Inc.
                                          1996
-------------------------------------------------------------------------------------------------
George V. Ganter    5/29/1952    Vice President, Series    Portfolio Manger of First Investors
                                    Fund, since 2000       Management Company, Inc.


-------------------------------------------------------------------------------------------------
Joseph I. Benedek   8/2/1957     Treasurer since 1988      Treasurer and Principal Accounting
                                                           Officer of First Investors Management
                                                           Company, Inc.

-------------------------------------------------------------------------------------------------
Larry R.  Lavoie   9/12/1947        Chief Compliance      General Counsel of First Investors
                                Officer since 8/19/2004   Corporation and various affiliates.
                                                          Director/Trustee of First Investors
                                                          Corporation and various affiliates.

-------------------------------------------------------------------------------------------------
(*)Each date indicates an Officer's appointment.

                             DIRECTOR OWNERSHIP OF FIRST INVESTORS FUNDS
                                       AS OF DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------
                                       DISINTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------
                                                                        AGGREGATE DOLLAR RANGE OF
                                                                         EQUITY SECURITIES - ALL
                                                       DOLLAR RANGE       REGISTERED INVESTMENT
                                                       OF OWNERSHIP       COMPANIES  OVERSEEN BY
                                                         OF FUNDS           DIRECTOR/TRUSTEE IN
                                                        COVERED BY            FIRST INVESTORS
DIRECTOR              FUND                               THIS SAI             FAMILY OF FUNDS
---------------------------------------------------------------------------------------------------
Robert M. Grohol      None                                   None                Over $100,000
---------------------------------------------------------------------------------------------------
Rex R. Reed           None                                   None                Over $100,000
---------------------------------------------------------------------------------------------------
Herbert Rubinstein    First Investors Cash Management    Over $100,000           Over $100,000
                      Fund
--------------------------------------------------------------------------------
                      First Investors Fund For Income   $10,001-$50,000
---------------------------------------------------------------------------------------------------
James M. Srygley      First Investors Fund For Income   $50,001-$100,000         Over $100,000
--------------------------------------------------------------------------------
                      First Investors Cash Management    $10,001-$50,000
                      Fund
--------------------------------------------------------------------------------
                      First Investors Investment         $10,001-$50,000
                      Grade Fund
---------------------------------------------------------------------------------------------------
Robert F. Wentworth   First Investors Fund For Income    $10,001-$50,000        $50,001-$100,000

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                       INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------
                                                                        AGGREGATE DOLLAR RANGE OF
                                                                         EQUITY SECURITIES - ALL
                                                       DOLLAR RANGE       REGISTERED INVESTMENT
                                                       OF OWNERSHIP       COMPANIES  OVERSEEN BY
                                                         OF FUNDS           DIRECTOR/TRUSTEE IN
                                                        COVERED BY            FIRST INVESTORS
DIRECTOR              FUND                               THIS SAI             FAMILY OF FUNDS
---------------------------------------------------------------------------------------------------
Kathryn S. Head     First Investors Cash Management   $50,001-$100,000        Over $100,000
                    Fund
------------------------------------------------------------------------
                    First Investors Fund For Income   $50,001-$100,000
------------------------------------------------------------------------
                    First Investors Investment        $10,001-$50,000
                    Grade Fund
---------------------------------------------------------------------------------------------------
John T. Sullivan    None                                   None                    None
-----------------------------------------------------------------------------------------------------
As of  January 3, 2005,  the  Directors/Trustees  and  Officers,  as a group,  owned less than 1% of either Class A or Class B shares of each Fund.


                                 COMPENSATION OF DIRECTORS/TRUSTEES

      The following table lists compensation paid to the Directors/Trustees of each Fund for the fiscal year ended September 30, 2004.

------------------------------------------------------------------------------------------------------
                                                                                       TOTAL
                                                                                   COMPENSATION
                                                                                    FROM FIRST
                      AGGREGATE                       AGGREGATE      AGGREGATE       INVESTORS
                     COMPENSATION     AGGREGATE     COMPENSATION    COMPENSATION     FAMILY OF
                      FROM CASH      COMPENSATION       FROM            FROM        FUNDS PAID
                      MANAGEMENT    FROM FUND FOR    GOVERNMENT      INVESTMENT    TO DIRECTORS/
TRUSTEE                  FUND           INCOME          FUND         GRADE FUND      TRUSTEES(+)
------------------------------------------------------------------------------------------------------
Glenn O. Head(1), (2)     $0              $0             $0              $0             $0
------------------------------------------------------------------------------------------------------
Kathryn S. Head(2)        $0              $0             $0              $0             $0
------------------------------------------------------------------------------------------------------
Larry R. Lavoie(1), (2)   $0              $0             $0              $0             $0
------------------------------------------------------------------------------------------------------
John T. Sullivan(2)       $0              $0             $0              $0             $0
------------------------------------------------------------------------------------------------------
Robert M. Grohol        $1,418         $ 3,922         $1,523          $1,469         $45,835
------------------------------------------------------------------------------------------------------
Rex R. Reed             $1,418         $ 3,922         $1,523          $1,469         $45,835
------------------------------------------------------------------------------------------------------
Herbert Rubinstein      $1,418         $ 3,922         $1,523          $1,469         $45,835
------------------------------------------------------------------------------------------------------
James M. Srygley        $1,418         $ 3,922         $1,523          $1,469         $45,835
------------------------------------------------------------------------------------------------------
Robert F.
Wentworth               $1,418         $ 3,922         $1,523          $1,469         $45,835
------------------------------------------------------------------------------------------------------
(1) Glenn O. Head and Larry R. Lavoie were interested Directors/Trustees until December 31, 2004 and
August 18, 2004, respectively.  As interested Directors/Trustees they were not paid any compensation by the Funds.
(2) Compensation to Officers and interested Directors/Trustees of the Funds is paid by the Adviser.
(+) The First Investors Family of Funds consists of 14 separate registered investment companies.


      No pension or retirement benefits are proposed to be paid under any existing plan to any Director/Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

               BOARD CONSIDERATION OF ADVISORY AGREEMENTS AND FEES
               ---------------------------------------------------

      The Advisory Agreement for each Fund covered by this SAI has been approved by the Board of the Funds, including a majority of the Directors/Trustees who are not parties to the Funds' Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose.

      The Board most recently approved the Advisory Agreements for each of the Funds covered by this SAI at its meeting on May 20, 2004. The Independent Directors were represented by independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Independent Directors met separately with their independent legal counsel prior to the board meeting to discuss matters relating to their consideration of the Advisory Agreements.

      In approving the Advisory Agreements for the Funds, the Board: (i) reviewed and considered the information provided to it in advance of the meeting in response to the request of the Independent Directors; (ii) considered the presentations made by management at the meeting; and (iii) considered a variety of other factors. The material factors considered by the Board included, but were not limited to, the following.

           o The Board considered the nature, extent, and quality of services provided by the Funds' investment adviser, FIMCO. In this regard, the Board reviewed the qualifications of the key portfolio management, compliance and administrative personnel who provide services to each of the Funds, each Fund's investment performance for each of the prior five years (or shorter period, if applicable) both on an absolute basis and relative to its Lipper peer group, and each Fund's performance relative to an appropriate index.

           o The Board considered the level of fees and expenses of the Funds, and those within their relevant Lipper peer groups. Among other things, the Board reviewed the advisory fee schedule of the Funds, including the fee break point schedules, the advisory fees paid by the Funds, the advisory fees waived by FIMCO (if any), the Fund expenses assumed by FIMCO (if any), the portfolio turnover of the Funds, the net expense ratios of the Funds for the past five years (or shorter period, if applicable), and the average and median net expense ratios of funds within each of the Fund's Lipper peer groups for the past five years (to the extent available), the impact of declining assets on expense ratios in certain Funds, and FIMCO's efforts to limit Fund expenses. The Board considered the average and median management fees (for a three-year period) and the transfer agent/shareholder services fees (for a one-year period) of the funds within each Fund's Lipper peer group.

           o The Board considered FIMCO's profitability from the Advisory Agreements. For each Fund, the Board reviewed a report showing the income received by FIMCO from management fees, a breakdown of the direct and indirect expenses incurred by FIMCO in earning the fees, FIMCO's pre-tax profit without regard to distribution expenses, and FIMCO's pre-tax profit after distribution expenses. The Board also reviewed a five-year analysis of FIMCO's profitability.

           o The Board considered the nature, quality and costs of the non-investment management services provided by FIMCO and its affiliates, including the Funds' transfer agent, and the incidental or "fall-out" benefits that FIMCO and its affiliates may receive as a result of FIMCO's management of the Funds. Among other things, the Board received information regarding the direct and indirect income received by FIMCO's affiliated broker-dealer, transfer agent, and bank as a result of FIMCO's management of the Funds. The Board also considered detailed information concerning the use of Rule 12b-1 fees paid by the Funds.

           o The Board considered FIMCO's policies with respect to best execution, allocation of brokerage, and soft dollar research. In this regard, the Board reviewed, among other things, the portfolio turnover rate of the Funds, the extent to which brokerage of the Funds in the First Investors Family of Funds is used to acquire research that is used by FIMCO, and the extent to which this may benefit the Funds.

      Based upon the foregoing and other factors, the Board, including the Independent Directors, concluded that the continuation of each of the Advisory Agreements is in the best interests of the applicable Fund and its respective shareholders and unanimously approved the continuation of each Advisory Agreement.

                      INVESTMENT ADVISORY SERVICES AND FEES

      Part II of this SAI describes the terms of each Fund's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements. It also describes the Subadvisory Agreement of any Fund which has a subadviser.

      Set forth below are the methods for calculating the advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years. Information about subadvisory fees is also included for any Fund which has a subadviser.

      Under its Advisory Agreement, CASH MANAGEMENT FUND pays the Adviser an annual fee, payable monthly, of 0.50% of its average daily net assets. With respect to the other Funds, under each Advisory Agreement, the applicable Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

                                 GOVERNMENT FUND


Average Daily Net Assets                                           Annual Rate
------------------------                                           -----------
Up to $200 million..........................................          1.00%
In excess of $200 million up to $500 million................          0.75
In excess of $500 million up to $750 million................          0.72
In excess of $750 million up to $1.0 billion................          0.69
Over $1.0 billion...........................................          0.66

                              INVESTMENT GRADE FUND

Average Daily Net Assets                                           Annual Rate
------------------------                                           -----------
Up to $300 million..........................................          0.75%
In excess of $300 million up to $500 million................          0.72
In excess of $500 million up to $750 million................          0.69
Over $750 million...........................................          0.66

                                 FUND FOR INCOME

Average Daily Net Assets                                           Annual Rate
------------------------                                           -----------
Up to $250 million..........................................          0.75%
In excess of $250 million up to $500 million................          0.72
In excess of $500 million up to $750 million................          0.69
Over $750 million...........................................          0.66

      The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the time periods noted below.




-------------------------------------------------------------------------------------------------
                                    FISCAL YEAR ENDED 9/30/02
-------------------------------------------------------------------------------------------------
FUND                  ADVISORY FEES PAID       ADVISORY FEES WAIVED    EXPENSES REIMBURSED
-------------------------------------------------------------------------------------------------
Cash Management          $1,037,630                    $0                   $199,982
-------------------------------------------------------------------------------------------------
Government                 $945,758                 $630,506                 $77,496
-------------------------------------------------------------------------------------------------
Investment Grade           $595,649                 $149,059                 $78,887
-------------------------------------------------------------------------------------------------
Fund For Income          $3,312,467                    $0                      $0
-------------------------------------------------------------------------------------------------
                                    FISCAL YEAR ENDED 9/30/03
-------------------------------------------------------------------------------------------------
FUND                 ADVISORY FEES PAID       ADVISORY FEES WAIVED    EXPENSES REIMBURSED
-------------------------------------------------------------------------------------------------
Cash Management            $981,023                    $0                   $372,240
-------------------------------------------------------------------------------------------------
Government               $1,224,694                 $791,634                $171,682
-------------------------------------------------------------------------------------------------
Investment Grade           $898,206                 $224,552                $146,294
-------------------------------------------------------------------------------------------------
Fund For Income          $3,545,679                    $0                      $0
-------------------------------------------------------------------------------------------------
                                    FISCAL YEAR ENDED 9/30/04
-------------------------------------------------------------------------------------------------
FUND                    ADVISORY FEES PAID      ADVISORY FEES WAIVED     EXPENSES REIMBURSED
-------------------------------------------------------------------------------------------------
Cash Management            $893,599                 $619,825                   $0
-------------------------------------------------------------------------------------------------
Government               $1,057,668                 $920,409                   $0
-------------------------------------------------------------------------------------------------
Investment Grade           $984,433                 $410,712                   $0
-------------------------------------------------------------------------------------------------
Fund for Income          $4,217,016                    $0                      $0
-------------------------------------------------------------------------------------------------


                             UNDERWRITER AND DEALERS

      Part II of this SAI describes the Underwriting Agreement of each Fund which has an underwriting agreement with FIC, the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

      The following tables list the underwriting fees paid to FIC during the fiscal years ended September 30, 2002, 2003 and 2004. The tables do not show the Cash Management Fund because it paid no underwriting fees during the years shown.

--------------------------------------------------------------------------------
                                   FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
FUND                             UNDERWRITING FEES      AMOUNTS ALLOWED TO
                                    PAID TO FIC           OTHER DEALERS
--------------------------------------------------------------------------------
Government                           $1,172,803              $43,282
--------------------------------------------------------------------------------
Investment Grade                     $1,414,769              $34,662
--------------------------------------------------------------------------------
Fund For Income                      $1,254,072              $40,819
--------------------------------------------------------------------------------
                                   FISCAL YEAR ENDED 9/30/03
--------------------------------------------------------------------------------
FUND                             UNDERWRITING FEES      AMOUNTS ALLOWED TO
                                    PAID TO FIC           OTHER DEALERS
--------------------------------------------------------------------------------
Government                           $1,409,311              $13,819
--------------------------------------------------------------------------------
Investment Grade                     $1,763,439              $28,983
--------------------------------------------------------------------------------
Fund For Income                      $2,120,551              $83,778
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/04
--------------------------------------------------------------------------------
FUND                             UNDERWRITING FEES      AMOUNTS ALLOWED TO
                                    PAID TO FIC           OTHER DEALERS
--------------------------------------------------------------------------------
Government                           $846,932                 $5,690
--------------------------------------------------------------------------------
Investment Grade                    $1,794,848                $8,367
--------------------------------------------------------------------------------
Fund For Income                     $2,001,035               $50,139
--------------------------------------------------------------------------------


                               DISTRIBUTION PLANS

      Part II of this SAI describes the distribution plans of those Funds which have adopted such plans. For the fiscal year ended September 30, 2004, the Funds paid the following in fees pursuant to their plans. The Class A table does not list any fees for the Cash Management Fund because it does not have a distribution plan for its Class A shares.

-------------------------------------------------------------------------------------------------
                                            CLASS A
-------------------------------------------------------------------------------------------------
 FUND                 COMPENSATION TO   COMPENSATION TO   COMPENSATION TO   TOTAL DISTRIBUTION
                        UNDERWRITER         DEALERS       SALES PERSONNEL     PLAN FEES PAID
-------------------------------------------------------------------------------------------------
 Government              $168,968           $5,558           $274,996            $449,522
-------------------------------------------------------------------------------------------------
 Investment Grade        $130,478           $7,675           $252,263            $390,416
-------------------------------------------------------------------------------------------------
 Fund For Income         $801,744          $25,817           $788,724          $1,616,285
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                            CLASS B
------------------------------------------------------------------------------------------------
 FUND                 COMPENSATION TO   COMPENSATION TO   COMPENSATION TO   TOTAL DISTRIBUTION
                        UNDERWRITER         DEALERS       SALES PERSONNEL     PLAN FEES PAID
------------------------------------------------------------------------------------------------
 Cash Management          $24,667             $0                $0                $24,667

------------------------------------------------------------------------------------------------
 Government              $126,043           $13,498           $41,646            $181,187
------------------------------------------------------------------------------------------------
 Investment Grade        $222,558            $1,622           $74,349            $298,529
------------------------------------------------------------------------------------------------
 Fund For Income         $256,501           $32,213          $109,201            $397,915
------------------------------------------------------------------------------------------------


                        ALLOCATION OF PORTFOLIO BROKERAGE

      Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers during the past fiscal year.



------------------------------------------------------------------------------------------------
                          COMMISSIONS PAID FISCAL YEAR ENDED 9/30/02
------------------------------------------------------------------------------------------------
 FUND               TOTAL COMMISSIONS      COMMISSIONS PAID      TRANSACTIONS ON COMMISSIONS
                           PAID              FOR RESEARCH             PAID FOR RESEARCH
------------------------------------------------------------------------------------------------
 Cash Management            $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Government                 $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Investment Grade           $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Fund For Income            $0                    $0                          $0
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                          COMMISSIONS PAID FISCAL YEAR ENDED 9/30/03
------------------------------------------------------------------------------------------------
 FUND               TOTAL COMMISSIONS      COMMISSIONS PAID      TRANSACTIONS ON COMMISSIONS
                           PAID              FOR RESEARCH             PAID FOR RESEARCH
------------------------------------------------------------------------------------------------
 Cash Management            $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Government                 $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Investment Grade           $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Fund For Income          $2,654                  $0                          $0
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                          COMMISSIONS PAID FISCAL YEAR ENDED 9/30/04
------------------------------------------------------------------------------------------------
 FUND               TOTAL COMMISSIONS      COMMISSIONS PAID      TRANSACTIONS ON COMMISSIONS
                           PAID              FOR RESEARCH             PAID FOR RESEARCH
------------------------------------------------------------------------------------------------
 Cash Management            $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Government                 $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Investment Grade           $0                    $0                          $0
------------------------------------------------------------------------------------------------
 Fund For Income          $1,907                  $0                          $0
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
OWNERSHIP OF REGULAR BROKERS-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PAST FISCAL YEAR
------------------------------------------------------------------------------------------------
                                    BROKER-DEALER      PARENT CO.             9/30/04 MARKET
                                                                                   VALUE
------------------------------------------------------------------------------------------------
Cash Management Fund owned:         JP Morgan Chase                             $6,362,086
                                    Bank of America                             $4,806,430
                                    Merrill Lynch                               $3,000,000
                                    Bank One Corp.                              $2,000,047
------------------------------------------------------------------------------------------------
Government Fund owned:              None                                            $0
------------------------------------------------------------------------------------------------
Investment Grade Fund owned:        Bank One Corp.                              $2,117,009
                                    Chase Manhattan    JP Morgan Chase & Co.      $824,499
                                    Corp
                                    First Union        Wachovia Corp.           $1,415,173
                                    Merrill Lynch                                   $0
------------------------------------------------------------------------------------------------
Fund For Income Fund owned:         Merrill Lynch                                   $0
------------------------------------------------------------------------------------------------
                                    Citigroup                                       $0
------------------------------------------------------------------------------------------------

         PURCHASES, REDEMPTIONS, SALES LOADS AND PRICING OF FUND SHARES

      The First Investors Shareholder Manual, set forth in Part II of this SAI, provides a description of the policies and procedures that are used for purchases and sales of the shares of the Funds that are sold directly to the public, the pricing of Fund shares, and the applicable sales charges and contingent deferred sales charges. Additional information concerning the methodologies that are used to compute NAV is set forth in Part II of this SAI. The Shareholder Manual is not applicable to the funds that are offered solely through variable annuity or variable life products.

                                      TAXES

      Information  concerning  tax laws  applicable to the Funds is set forth in
Part II of this SAI.


                        BENEFICIAL OWNERSHIP INFORMATION

      As of January 3, 2005 the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the CASH MANAGEMENT FUND.

            SHAREHOLDER                                   % OF SHARES
            -----------                                   -----------
            First Investors Corporation                       7.1%
            00150502793
            333 West 34th Street-3rd Floor
            New York, NY  10001

            First Investors Management Company, Inc.         18.1%
            581 Main Street
            Woodbridge, NJ 07095-1198

      As of January 3, 2005, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class B shares of the CASH MANAGEMENT FUND.

            SHAREHOLDER                                   % OF SHARES
            -----------                                   -----------
            Estate of Winston Edwards, Jr.                   15.2%
            Winston Edwards, Sr. GDN
            486 Palmetto Road
            Bridgeport, CT 66606

      As of January 3, 2005, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the FUND FOR INCOME.

            SHAREHOLDER                                   % OF SHARES
            -----------                                   -----------
            Pert & Co.                                       10.6%
            Bank of New York
            c/o Administrative Data Management
            Corp.
            581 Main Street
            Woodbridge, NJ  07095-1198

      As of January 3, 2005, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the GOVERNMENT FUND.

            SHAREHOLDER                                   % OF SHARES
            -----------                                   -----------
            Pert & Co.                                        7.4%
            Bank of New York
            c/o Administrative Data Management
            Corp.
            581 Main Street
            Woodbridge, NJ  07095-1198

                              FINANCIAL STATEMENTS

      The Funds incorporate by reference the financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders for the fiscal year ended September 30, 2004.

                                   APPENDIX A
      INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS

      The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (-) mark. Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.


                               [X] Fund uses or          __    Fund does not
CASH MANAGEMENT FUND               currently                   currently
                                   anticipates using           anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                          [X]
  COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS      [X]
  CORPORATE BONDS AND NOTES                              [X]
  CONVERTIBLE DEBT SECURITIES                             -
  HIGH YIELD SECURITIES                                   -
  MORTGAGE-BACKED SECURITIES                              -
  OTHER ASSET-BACKED SECURITIES                           -
  MUNICIPAL SECURITIES                                   [X]
  SYNDICATED BANK LOANS                                   -
  U.S. GOVERNMENT SECURITIES                             [X]
  VARIABLE AND FLOATING RATE SECURITIES                  [X]
  ZERO COUPON AND PAY-IN-KIND BONDS                      [X]
EQUITY SECURITIES                                         -
  COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS           -
  SHARES OF OTHER INVESTMENT COMPANIES                    -
  SHARES OF EXCHANGE TRADED FUNDS                         -
  REAL ESTATE INVESTMENT TRUSTS                           -
FOREIGN SECURITIES EXPOSURE                               -
  DEPOSITORY RECEIPTS                                     -
  FOREIGN SECURITIES TRADED IN THE U.S.                   -
  FOREIGN SECURITIES TRADED IN FOREIGN MARKETS            -
  FOREIGN SECURITIES TRADED IN EMERGING MARKETS           -
DERIVATIVES                                               -
  CREDIT-LINKED SECURITIES                                -
  INVERSE FLOATERS                                        -
  INTEREST RATE SWAPS                                     -
RESTRICTED AND ILLIQUID SECURITIES                       [X]
WHEN-ISSUED SECURITIES                                    -
STAND-BY COMMITMENTS                                      -
OPTIONS                                                   -
FUTURES                                                   -
REPURCHASE AGREEMENTS                                     -
TEMPORARY BORROWING                                      [X]
TEMPORARY DEFENSIVE INVESTMENTS                           -

                                     I-A-1

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS

                               [X] Fund uses or          __    Fund does not
GOVERNMENT FUND                    currently                   currently
                                   anticipates using           anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                          [X]
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS   [X]
     CORPORATE BONDS AND NOTES                            -
     CONVERTIBLE DEBT SECURITIES                          -
     HIGH YIELD SECURITIES                                -
     MORTGAGE-BACKED SECURITIES                          [X]
     OTHER ASSET-BACKED SECURITIES                       -
     MUNICIPAL SECURITIES                                -
     SYNDICATED BANK LOANS                               -
     U.S. GOVERNMENT SECURITIES                          [X]
     VARIABLE AND FLOATING RATE SECURITIES               -
     ZERO COUPON AND PAY-IN-KIND BONDS                   -
EQUITY SECURITIES                                        -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS       -
     SHARES OF OTHER INVESTMENT COMPANIES                -
     SHARES OF EXCHANGE TRADED FUNDS                     -
     REAL ESTATE INVESTMENT TRUSTS                       -
FOREIGN SECURITIES EXPOSURE                              -
     DEPOSITORY RECEIPTS                                 -
     FOREIGN SECURITIES TRADED IN THE U.S.               -
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS        -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS       -
DERIVATIVES                                              -
     CREDIT-LINKED SECURITIES                            -
     INVERSE FLOATERS                                    -
     INTEREST RATE SWAPS                                 -
RESTRICTED AND ILLIQUID SECURITIES                       [X]
WHEN-ISSUED SECURITIES                                   [X]
STAND-BY COMMITMENTS                                     -
OPTIONS                                                  -
FUTURES                                                  -
REPURCHASE AGREEMENTS                                    -
TEMPORARY BORROWING                                      [X]
TEMPORARY DEFENSIVE INVESTMENTS                          [X]

                                     I-A-2

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS

                               [X] Fund uses or          __    Fund does not
INVESTMENT GRADE FUND              currently                   currently
                                   anticipates using           anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                          [X]
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS   [X]
     CORPORATE BONDS AND NOTES                           [X]
     CONVERTIBLE DEBT SECURITIES                          -
     HIGH YIELD SECURITIES                               [X]
     MORTGAGE-BACKED SECURITIES                           -
     OTHER ASSET-BACKED SECURITIES                       [X]
     MUNICIPAL SECURITIES                                [X]
     SYNDICATED BANK LOANS                                -
     U.S. GOVERNMENT SECURITIES                          [X]
     VARIABLE AND FLOATING RATE SECURITIES               [X]
     ZERO COUPON AND PAY-IN-KIND BONDS                   [X]
EQUITY SECURITIES                                        [X]
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS       [X]
     SHARES OF OTHER INVESTMENT COMPANIES                 -
     SHARES OF EXCHANGE TRADED FUNDS                      -
     REAL ESTATE INVESTMENT TRUSTS                        -
FOREIGN SECURITIES EXPOSURE                              [X]
     DEPOSITORY RECEIPTS                                  -
     FOREIGN SECURITIES TRADED IN THE U.S.               [X]
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS         -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS        -
DERIVATIVES                                               -
     CREDIT-LINKED SECURITIES                             -
     INVERSE FLOATERS                                     -
     INTEREST RATE SWAPS                                  -
RESTRICTED AND ILLIQUID SECURITIES                       [X]
WHEN-ISSUED SECURITIES                                    -
STAND-BY COMMITMENTS                                      -
OPTIONS                                                   -
FUTURES                                                   -
REPURCHASE AGREEMENTS                                     -
TEMPORARY BORROWING                                      [X]
TEMPORARY DEFENSIVE INVESTMENTS                          [X]

                                     I-A-3

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS TAXABLE BOND FUNDS

                               [X] Fund uses or          __    Fund does not
FUND FOR INCOME                    currently                   currently
                                   anticipates using           anticipate using
--------------------------------------------------------------------------------
DEBT SECURITIES                                          [X]
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS   [X]
     CORPORATE BONDS AND NOTES                           [X]
     CONVERTIBLE DEBT SECURITIES                         [X]
     HIGH YIELD SECURITIES                               [X]
     MORTGAGE-BACKED SECURITIES                           -
     OTHER ASSET-BACKED SECURITIES                       [X]
     MUNICIPAL SECURITIES                                 -
     SYNDICATED BANK LOANS                               [X]
     U.S. GOVERNMENT SECURITIES                          [X]
     VARIABLE AND FLOATING RATE SECURITIES               [X]
     ZERO COUPON AND PAY-IN-KIND BONDS                   [X]
EQUITY SECURITIES                                        [X]
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS       [X]
     SHARES OF OTHER INVESTMENT COMPANIES                 -
     SHARES OF EXCHANGE TRADED FUNDS                      -
     REAL ESTATE INVESTMENT TRUSTS                        -
FOREIGN SECURITIES EXPOSURE                              [X]
     DEPOSITORY RECEIPTS                                  -
     FOREIGN SECURITIES TRADED IN THE U.S.               [X]
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS        [X]
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS        -
DERIVATIVES                                              [X]
    CREDIT-LINKED SECURITIES                             [X]
     INVERSE FLOATERS                                     -
     INTEREST RATE SWAPS                                  -
RESTRICTED AND ILLIQUID SECURITIES                       [X]
WHEN-ISSUED SECURITIES                                    -
STAND-BY COMMITMENTS                                      -
OPTIONS                                                   -
FUTURES                                                   -
REPURCHASE AGREEMENTS                                     -
TEMPORARY BORROWING                                      [X]
TEMPORARY DEFENSIVE INVESTMENTS                          [X]


                                     I-A-4

                                   APPENDIX B
          INVESTMENT POLICIES OF THE FIRST INVESTORS TAXABLE BOND FUNDS

      The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendices A and C of this SAI.

      Each Fund's investment objective, as set forth in its prospectus, is a fundamental investment policy which may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund as defined by the Investment Company Act of 1940 as amended ("1940 Act"). As defined by the 1940 Act, "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Non-fundamental policies may be changed by the Board of Directors/Trustees of a Fund ("Board") without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund's assets will not cause a violation of the Fund's investment policies.

      CASH MANAGEMENT FUND will not:
      --------------------

      (1) Pledge assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings.

      (2) Make loans, except by purchase of debt obligations and through repurchase agreements, provided, however, that repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's net assets (taken at current value).

      (3) Purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result thereof more than 25% of the Fund's total assets (taken at current value) would be invested in the obligations of one or more issuers having their principal business activities in the same industry; provided, however, that the Fund may invest more than 25% of its total assets in the obligations of banks.

      (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      (5) Purchase securities on margin (but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

      (6) Make short sales of securities unless at all times while a short position is open the Fund maintains a long position in the same security in an amount at least equal thereto.

      (7) Write or purchase any put or call options.

      (8) Borrow money, except as a temporary or emergency measure (not for leveraging or investment) in an amount not to exceed 5% of the value of its assets.

                                     I-B-1

      (9) Purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

      (10) Purchase the securities of other investment companies or investment trusts.

      (11) Purchase or retain any securities of another issuer if persons affiliated with the Fund or its Adviser owning individually more than one-half of one percent of said issuer's outstanding stock own, in the aggregate, more than five percent of said issuer's outstanding stock.

      (12) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

      (13) Invest in companies for the purpose of exercising control or management.

      (14) Issue senior securities.

      (15) Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration.

      The Fund has adopted the following non-fundamental investment restrictions which may be changed without shareholder approval:

      (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

      (2) Notwithstanding fundamental investment restriction (1) above, the Fund will not pledge its assets in excess of an amount equal to 10% of its net assets.

      GOVERNMENT FUND will not:
      ---------------

      (1) Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its assets.

      (2) Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

      (3) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans, repurchase agreements with more then seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

                                     I-B-2

      (4) Purchase, with respect to only 75% of the Fund's assets, the securities of any issuer (other than U.S. Government Obligations (as defined in the Prospectus)) if, as a result thereof, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities).

      (5) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

      (6) Concentrate its investments in any particular industry.

      (7) Purchase securities on margin; except that the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities. (The deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.)

      (8) Write put or call options; except that the Fund may write options with respect to U.S. Government Obligations (as defined in the Prospectus) and interest rate futures contracts. Notwithstanding the foregoing, a non-fundamental investment restriction, adopted by the Fund's Board of Directors, prohibits the Fund from engaging in any option transactions.

      (9) Make short sales of securities.

      (10) Issue senior securities.

      (11) Purchase the securities of other investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      (12) Underwrite securities issued by other persons except to the extent that, in connection with this disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

      (13) Buy or sell real estate, (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration; provided, however, the Fund may invest in securities secured by real estate or interests in real estate.

      (14) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options.

      The Fund has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval. This restriction provides that the Fund will not:

      (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

      (2) Engage in any options transactions.

                                     I-B-3

      INVESTMENT GRADE FUND will not:
      ---------------------

      (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

      (2) Issue senior securities, as defined in the 1940 Act, or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

      (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

      (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (6) Concentrate its investments in any particular industry.

      (7) Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts. However, this restriction will not preclude bona fide hedging transactions, including the purchase and sale of futures contracts and related options.

      (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (9) Make investments for the purpose of exercising control or management.

      (10) Purchase any securities on margin (although the Fund may obtain such short-term credit as may be necessary for the purchases and sales of its portfolio securities).

      (11) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of its portfolio securities, or (c) to the extent a repurchase agreement is deemed a loan.

      (12) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

      (13) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restrictions are not fundamental and may be changed without shareholder approval.

      (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the

                                     I-B-4

Board,  may determine  that a readily  available  market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

      (2) The Fund will not invest more than 10% of its net assets in corporate or government debt securities of foreign issuers which are U.S. dollar denominated and traded in U.S. Markets.

      (3) The Fund will not make loans of portfolios securities or invest more than 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

      (4) The Fund will not invest more than 5% of its net assets in zero coupon or pay-in-kind securities.

      (5) The Fund will not invest more than 10% of its net assets in debt securities that are rated lower than Baa by Moody's or BBB by S&P (including securities that have been downgraded below those ratings), or if unrated, are deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P. If downgrading results in the Fund holding more than 10% of its net assets in securities rated lower than Baa by Moody's or BBB by S&P, the Fund will sell sufficient securities to stay within this limit.

      FUND FOR INCOME will not:
      ---------------

      (1) Borrow money except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

      (2) Make loans to other persons except that the Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceeds 10% of the value of the Fund's total assets. The Fund may terminate loans of securities at any time and vote the proxies if a material event affecting the investment is about to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to collateral whenever the market value of the loaned securities rises above the level of such collateral. The primary objective of loaning securities is to supplement the Fund's income through investment of the cash collateral in short-term interest-bearing obligations. This policy against making loans does not prohibit the Fund from investing in debt securities or syndicated bank loans.

      (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      (4) Invest more than 5% of the value of its total assets in securities of issuers, including the operations of predecessors, that have been in business for less than three years.

      (5) Invest 25% or more of the value of its total assets in a particular industry at one time.

      (6) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

      (7) Purchase or sell real estate or commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable.

      (8) Invest in companies for the purpose of exercising control or management.

                                     I-B-5

      (9) Invest in securities of other investment companies, except in connection with a merger of another investment company.

      (10) Purchase any securities on margin or sell any securities short.

      (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

      (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

      (13) Issue senior securities.

      The  Fund   has   adopted   the   following   non-fundamental   investment
restrictions, which may be changed without shareholder approval.

      (1) The Fund will not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2)
commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

      (2) The Fund will not pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (3) The Fund will not invest more than 5% of its total assets in debt securities issued by foreign governments and companies that are denominated in foreign currencies.

      (4) The Fund will not invest more than 10% of its net assets in securities issued on a when-issued or delayed delivery basis.

      (5) The Fund may invest up to 5% of its total assets in debt securities of issuers located in emerging market countries.

      (6) The Fund may invest up to 15% of its total assets in securities of companies that are in default or undergoing bankruptcy or reorganization.

      (7) The Fund may invest in credit-linked securities, provided that (1) the issuers of such securities are not registered as investment companies under the 1940 Act, (2) no more than 10% of the Fund's net assets is invested in credit-linked securities, and (3) the Fund does not purchase more than 3% of the outstanding voting securities issued by any company that would be an investment company, but for the exemption provided by Section 3(c)(7) of the 1940 Act.

      (8) The Fund may invest up to 10% of its total assets in syndicated bank loans.

                                     I-B-6

                                 FIRST INVESTORS
                                  EQUITY FUNDS

FIRST INVESTORS SERIES FUND II, INC.
         ALL-CAP GROWTH FUND
         FOCUSED EQUITY FUND
         GROWTH & INCOME FUND
         MID-CAP OPPORTUNITY FUND

         VALUE FUND (FORMERLY UTILITIES INCOME FUND)

FIRST INVESTORS SERIES FUND
         BLUE CHIP FUND
         SPECIAL SITUATIONS FUND
         TOTAL RETURN FUND
FIRST INVESTORS GLOBAL FUND, INC.
95 Wall Street
New York, New York  10005
1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2005

          This is a Statement of Additional Information ("SAI") for FIRST INVESTORS SERIES FUND II, INC. ("SERIES FUND II"), FIRST INVESTORS SERIES FUND ("SERIES FUND") and FIRST INVESTORS GLOBAL FUND, INC. ("GLOBAL FUND"). SERIES FUND II offers five separate series, each of which has different investment objectives and policies: FIRST INVESTORS ALL-CAP GROWTH FUND ("ALL-CAP GROWTH FUND"), FIRST INVESTORS FOCUSED EQUITY FUND ("FOCUSED EQUITY FUND"), FIRST INVESTORS GROWTH & INCOME FUND ("GROWTH & Income Fund"), FIRST INVESTORS MID-CAP OPPORTUNITY FUND ("MID-CAP OPPORTUNITY FUND") AND FIRST INVESTORS VALUE FUND ("VALUE FUND"). SERIES FUND offers five separate series, three of which are described in this SAI and each of which has different investment objectives and policies: FIRST INVESTORS BLUE CHIP FUND ("BLUE CHIP FUND"), FIRST INVESTORS SPECIAL SITUATIONS FUND ("SPECIAL SITUATIONS FUND") and FIRST INVESTORS TOTAL RETURN FUND ("TOTAL RETURN FUND"). GLOBAL FUND offers one series. Each series is referred to as a "Series" or "Fund".

          This SAI is not a prospectus and it should be read in conjunction with each Fund's Prospectus dated January 31, 2005. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, which is attached hereto as a separate document and is incorporated into this SAI. The financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders are incorporated by reference. These Fund documents may be obtained free of charge by contacting the Funds at the address or telephone number noted above.

          This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while Part II contains information that generally applies to the Funds in the First Investors Family of Funds.

                   STATEMENT OF ADDITIONAL INFORMATION PART I

                             DATED JANUARY 31, 2005


           Part I contains information that is particular to each Fund that is described in this SAI.

                           PART I - TABLE OF CONTENTS
                           --------------------------
                                                                            Page
                                                                            ----

History and Classification of the Funds........................................3
Investment Strategies, Policies and Risks......................................3
Portfolio Turnover.............................................................4
Management of the Funds........................................................4
Investment Advisory Services and Fees.........................................11
Underwriter and Dealers.......................................................13
Distribution Plans............................................................14
Allocation of Portfolio Brokerage.............................................15
Purchases, Redemptions, Sales Loads, and Pricing of Fund Shares...............17
Taxes.........................................................................17
Beneficial Ownership Information..............................................17
Financial Statements..........................................................18
Appendix A - Investment Strategies Used by the First Investors Equity Funds..A-1
Appendix B - Investment Policies of the First Investors Equity Funds.........B-1

                     HISTORY AND CLASSIFICATION OF THE FUNDS

          SERIES FUND II is a Maryland corporation organized on April 1, 1992. SERIES FUND II is authorized to issue shares of common stock, $0.001 par value, in such separate and distinct series and classes of shares as SERIES FUND II's Board of Directors shall from time to time establish. The shares of common stock of SERIES FUND II are presently divided into five separate and distinct series, each having two classes of shares, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares. Prior to December 31, 2002, Value Fund was known as Utilities Income Fund.

          SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of SERIES FUND are presently divided into five separate and distinct series, each having classes of shares, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares.

          GLOBAL FUND was incorporated in the state of Maryland on March 9, 1981. GLOBAL FUND's authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $1.00. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

          The Funds are not required to hold annual shareholder meetings. The Board of Directors/Trustees ("Board") of each Fund may, in its discretion, call a shareholders' meeting. Furthermore, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Fund's Board will call a special meeting of shareholders for any purpose, including the removal of Directors/Trustees.

          Each Fund is an open-end management investment company. Each Fund is diversified, except Focused Equity Fund, which is non-diversified.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

          Each Fund's objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies that may be used by the Funds and the related risks.

                               PORTFOLIO TURNOVER

          The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended September 30, 2003 and September 30, 2004. Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        FISCAL YEAR ENDED                FISCAL YEAR ENDED
FUND                    SEPTEMBER 30, 2003                SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
All-Cap Growth              126%                                  75%
--------------------------------------------------------------------------------
Focused Equity               49%                                  39%
--------------------------------------------------------------------------------
Growth & Income              70%                                  32%
--------------------------------------------------------------------------------
Mid-Cap Opportunity          37%                                  40%
--------------------------------------------------------------------------------
Value*                       92%                                  11%
--------------------------------------------------------------------------------
Blue Chip                   111%                                  94%
--------------------------------------------------------------------------------
Special Situations          111%                                 119%
--------------------------------------------------------------------------------
Total Return                 80%                                  41%
--------------------------------------------------------------------------------
Global                      112%                                 105%
--------------------------------------------------------------------------------

* The change in portfolio turnover is attributed to the transition in altering the investment objective of the Value Fund from a utilities income fund to a value fund.

                             MANAGEMENT OF THE FUNDS


          The First Investors Family of Funds share one common investment adviser, First Investors Management Company, Inc. ("FIMCO" or "Adviser"), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board, and the Code of Ethics that has been adopted by the Board.

          Set forth below is information about the Directors/Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Directors/Trustees. Information is also set forth concerning Fund officers who are not Directors/Trustees.


          The address of each Director/Trustee and Officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, N.Y. 10005.

                                        DIRECTORS/TRUSTEES AND OFFICERS

----------------------------------------------------------------------------------------------------------------
                                        DISINTERESTED DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------------------------------


                                   POSITION(S) HELD                                  NUMBER OF
                                     WITH FUNDS                                     PORTFOLIOS          OTHER
                                  COVERED BY THIS                                    IN FUND         TRUSTEESHIPS
                                  SAI AND LENGTH       PRINCIPAL OCCUPATION(S)       COMPLEX        DIRECTORSHIPS
 NAME AND DATE OF BIRTH             OF SERVICE*          DURING PAST 5 YEARS         OVERSEEN            HELD
----------------------------------------------------------------------------------------------------------------
Robert M. Grohol     1/16/1932     Director/Trustee         None/Retired                50             None
                                   since 6/30/2000
----------------------------------------------------------------------------------------------------------------
Rex R. Reed          3/19/1922     Director/Trustee         None/Retired                50             None
                                   since 3/31/1984
----------------------------------------------------------------------------------------------------------------
Herbert Rubinstein   6/14/1921     Director/Trustee         None/Retired                50             None
                                   since 9/20/1979
----------------------------------------------------------------------------------------------------------------
James M. Srygley    10/17/1932     Director/Trustee       Owner Hampton Properties      50             None
                                   since 1/19/1995        (real property management
                                                              and investments)
----------------------------------------------------------------------------------------------------------------
Robert F. Wentworth   7/5/1929     Director/Trustee             None/Retired            50             None
                                   since 10/15/1992
----------------------------------------------------------------------------------------------------------------

* Each Director/Trustee serves for an indefinite term with the Funds covered by the SAI, until his/her successor is elected. Each date indicates a Director's/Trustee's appointment/election to the Board of the First Investors Family of Funds. Where a Director/Trustee was elected/appointed to the Board prior to a Fund's inception, the Director/Trustee has been a member of that Fund's Board since the Fund's inception.


------------------------------------------------------------------------------------------------------------------------------
                          INTERESTED DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------


                                   POSITION(S) HELD                                      NUMBER OF
                                     WITH FUNDS                                         PORTFOLIOS          OTHER
                                  COVERED BY THIS                                        IN FUND         TRUSTEESHIPS
                                  SAI AND LENGTH       PRINCIPAL OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
 NAME AND DATE OF BIRTH             OF SERVICE*          DURING PAST 5 YEARS             OVERSEEN            HELD
------------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head     12/31/1955     President since     Chief Operating Officer and          50              None
                                       2001;           Director of First Investors
                                   Director/Trustee    Corporation; First Investors
                                   since 3/17/1994**   Consolidated Corporation;
                                                       First Investors Management
                                                       Company, Inc.; Administrative
                                                       Data Management Corp.; First
                                                       Investors Federal Savings
                                                       Bank; School Financial
                                                       Management Services, Inc.;
                                                       and other affiliated
                                                       companies.***
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
John T. Sullivan    1/18/1932      Director/Trustee    Of Counsel of Hawkins,               50              None
                                   since 9/20/1979**   Delafield & Wood; Director of
                                                       First Investors Corporation;
                                                       First Investors Consolidated
                                                       Corporation; First Investors
                                                       Management Company, Inc.;
                                                       Administrative Data
                                                       Management Corp.; and other
                                                       affiliated companies. ***
------------------------------------------------------------------------------------------------------------------------------


* Each Director/Trustee serves for an indefinite term with the Funds covered by the SAI, until his/her successor is elected. Each date indicates a Director's/Trustee's appointment/election to the Board of the First Investors Family of Funds. Where a Director/Trustee was elected/appointed to the Board prior to a Fund's inception, the Director/Trustee has been a member of that Fund's Board since the Fund's inception.

** Ms. Head is an Interested Director/Trustee because (a) she is an indirect owner of more than 5% of the voting stock of the Adviser and principal underwriter of the Funds, and (b) she is an officer, director and employee of the Adviser and principal underwriter of the Funds. Mr. Sullivan is an Interested Director/Trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the Adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insurance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Credit Corporation and First Investors Resources, Inc.

------------------------------------------------------------------------------------------------------------------------------
                                         OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------

                                        POSITION(S) HELD WITH FUNDS
                                         COVERED BY THIS SAI AND
NAME AND DATE OF BIRTH                      LENGTH OF SERVICE*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Dennis T. Fitzpatrick    5/15/1958     Vice President, Series Fund          Portfolio Manager of First Investors Management
                                       and Series Fund II, since 1998       Company, Inc.
------------------------------------------------------------------------------------------------------------------------------
Clark D. Wagner          2/25/1959    Vice President, Series Fund,          Director of Fixed Income (previously, Chief
                                               since 1991                   Investment Officer) of First Investors
                                                                            Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------
George V. Ganter         5/29/1952     Vice President, Series Fund          Portfolio Manager of First Investors Management
                                               since 2000                   Company, Inc.
------------------------------------------------------------------------------------------------------------------------------
Joseph I. Benedek         8/2/1957       Treasurer since 1988               Treasurer and Principal Accounting Officer of
                                                                            First Investors Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------
Matthew S. Wright         7/7/1968   Vice President, Series Fund II         Portfolio Manager of First Investors Management
                                              since 1/1/2005                Company, Inc.
------------------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie          9/12/1974     Chief Compliance Officer since       General Counsel of First Investors Corporation
                                                 8/19/2004                  and various affiliates.

                                                                            Director/Trustee of First Investors Corporation
                                                                            and various affiliates.
-----------------------------------------------------------------------------------------------------------------------------
* Each date indicates an Officer's appointment.

                                     DIRECTOR OWNERSHIP OF FIRST INVESTORS FUNDS
                                               AS OF DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             AGGREGATE DOLLAR RANGE OF
                                                                                              EQUITY SECURITIES - ALL
                                                                     DOLLAR RANGE OF           REGISTERED INVESTMENT
                                                                      OWNERSHIP OF             COMPANIES OVERSEEN BY
                                                                     FUNDS COVERED BY         DIRECTOR/TRUSTEE IN FIRST
                           FUND                                          THIS SAI             INVESTORS FAMILY OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------

Robert M. Grohol           First Investors All-Cap Growth Fund        $50,001-$100,000             Over $100,000
                           ---------------------------------------------------------------
                           First Investors Value Fund                 $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Mid-Cap Opportunity        $10,001-$50,000
                           Fund
-----------------------------------------------------------------------------------------------------------------------------
Rex R. Reed                First Investors Blue Chip Fund             $50,001-$100,000             Over $100,000
                           ---------------------------------------------------------------
                           First Investors Growth & Income Fund       $50,001-$100,000
                           ---------------------------------------------------------------
                           First Investors Special Situations Fund     Over $100,000
                           ---------------------------------------------------------------
                           First Investors All-Cap Growth Fund        $50,001-$100,000
                           ---------------------------------------------------------------
                           First Investors Global Fund                 Over $100,000
                           ---------------------------------------------------------------
                           First Investors Mid-Cap Opportunity        $50,001-$100,000
                           Fund
-----------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein         First Investors Global Fund, Inc.          $10,001-$50,000              Over $100,000
                           ---------------------------------------------------------------
                           First Investors Value Fund                 $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------
James M. Srygley           First Investors Global Fund, Inc.          $10,001-$50,000              Over $100,000
                           ---------------------------------------------------------------
                           First Investors Blue Chip Fund             $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Special Situations Fund    $50,001-$100,000
                           ---------------------------------------------------------------
                           First Investors All-Cap Growth Fund        $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Focused Equity Fund        $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Total Return Fund          $50,001-$100,000
                           ---------------------------------------------------------------
                           First Investors Growth & Income Fund       $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Value Fund                  Over $100,000
-----------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth        First Investors Global Fund                   $1-$10,000              $50,001-$100,000
                           ---------------------------------------------------------------
                           First Investors All-Cap Growth Fund           $1-$10,000
                           ---------------------------------------------------------------
                           First Investors Value Fund                 $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             AGGREGATE DOLLAR RANGE OF
                                                                                              EQUITY SECURITIES - ALL
                                                                     DOLLAR RANGE OF           REGISTERED INVESTMENT
                                                                      OWNERSHIP OF             COMPANIES OVERSEEN BY
                                                                     FUNDS COVERED BY         DIRECTOR/TRUSTEE IN FIRST
                           FUND                                          THIS SAI             INVESTORS FAMILY OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head            First Investors Global Fund                $10,001-$50,000                Over $100,000
                           ---------------------------------------------------------------
                           First Investors All-Cap Growth Fund        $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Growth & Income Fund       $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Mid-Cap Opportunity        $10,001-$50,000
                           Fund
                           ----------------------------------------- ---------------------
                           First Investors Value Fund                 $10,001-$50,000
                           ---------------------------------------------------------------
                           First Investors Special Situations Fund    $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------
John T. Sullivan           None                                             None                         None
-----------------------------------------------------------------------------------------------------------------------------

As of January 3, 2005, the Directors/Trustees and Officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.


                       COMPENSATION OF DIRECTORS/TRUSTEES

          The following table lists compensation paid to the Directors/Trustees of each Fund for the fiscal year ended September 30, 2004.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMPENSATION FROM
                            AGGREGATE         AGGREGATE           AGGREGATE            FIRST INVESTORS
                          COMPENSATION      COMPENSATION        COMPENSATION      FAMILY OF FUNDS PAID TO
                           FROM SERIES       FROM SERIES        FROM GLOBAL            DIRECTORS/
DIRECTOR/TRUSTEE              FUND             FUND II             FUND                TRUSTEES(+)
-----------------------------------------------------------------------------------------------------------------------------

Glenn O. Head (1), (2)           $0               $0                $0                        $0
-----------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head (2)              $0               $0                $0                        $0
-----------------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie (1), (2)         $0               $0                $0                        $0
-----------------------------------------------------------------------------------------------------------------------------
John T. Sullivan (2)             $0               $0                $0                        $0
-----------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol             $6,761           $9,019            $1,267                   $45,835
-----------------------------------------------------------------------------------------------------------------------------
Rex R. Reed                  $6,761           $9,019            $1,267                   $45,835
-----------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein           $6,761           $9,019            $1,267                   $45,835
-----------------------------------------------------------------------------------------------------------------------------
James M. Srygley             $6,761           $9,019            $1,267                   $45,835
-----------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth          $6,761           $9,019            $1,267                   $45,835
-----------------------------------------------------------------------------------------------------------------------------

(1) Glenn O. Head and Larry R. Lavoie were interested Director/Trustees until December 31, 2004 and August 18, 2004, respectively. As interested Directors/Trustees they were not paid any compensation by the Funds.

(2) Compensation to officers and interested Directors/Trustees of the Funds is paid by the Adviser.

(+) The First Investors Family of Funds consists of 14 separate registered investment companies.

          No pension or retirement benefits are proposed to be paid under any existing plan to any Director/Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

               BOARD CONSIDERATION OF ADVISORY AGREEMENTS AND FEES

          The Advisory Agreement and, as applicable, the Subadvisory Agreement of each Fund covered by this SAI has been approved by the Board of the Funds, including a majority of the Directors/Trustees who are not parties to the Funds' Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose.

          The Board most recently approved the Advisory Agreement and, as applicable, the Subadvisory Agreement for each of the Funds covered by this SAI at its meeting on May 20, 2004. The Independent Directors were represented by independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Independent Directors met separately with their independent legal counsel prior to the board meeting to discuss matters relating to their consideration of the Advisory and Subadvisory Agreements.

          In approving the Advisory and Subadvisory Agreements for the Funds, the Board: (i) reviewed and considered the information provided to it in advance of the meeting in response to the request of the Independent Directors; (ii) considered the presentations made by management at the meeting; and (iii) considered a variety of other factors. The material factors considered by the Board included, but were not limited to, the following.

o The Board considered the nature, extent, and quality of services provided by the Funds' investment adviser, FIMCO, and by the subadviser, in the case of Funds that have a subadviser. In this regard, the Board reviewed the qualifications of the key portfolio management, compliance and administrative personnel who provide services to each of the Funds, each Fund's investment performance for each of the prior five years (or shorter period, if applicable) both on an absolute basis and relative to its Lipper peer group, and each Fund's performance relative to an appropriate index.

o The Board considered the level of fees and expenses of the Funds and those within their relevant Lipper peer groups. Among other things, the Board reviewed the advisory fee schedule of the Funds, including the fee breakpoint schedules, the advisory fees paid by the Funds, the advisory fees waived by FIMCO (if any), the Fund expenses assumed by FIMCO (if any), the portfolio turnover of the Funds, the net expense ratios of the Funds for the past five years (or shorter period, if applicable), and the average and median net expense ratios of funds within each of the Fund's Lipper peer groups for the past five years (to the extent available), the impact of declining assets on expense ratios in certain Funds, and FIMCO's efforts to limit Fund expenses. The Board considered the average and median management fees (for a three-year period) and the transfer agent/shareholder services fees (for a one-year period) of the funds within each Fund's Lipper peer group. In the cases of Funds that have a subadviser, the Board also considered the subadvisory fees paid by FIMCO to the subadviser.

o The Board considered a report prepared by management at the request of the Independent Directors regarding the impact of expenses on performance for the Blue Chip Fund, Mid-Cap Opportunity Fund, Special Situations Fund, and GLOBAL FUND in light of the performance and expense levels of these Funds relative to their respective peer groups. Based on information provided by management, the Board acknowledged the effect on the Funds' total operating expense ratios of transfer agency fees due to the small average account size for the equity Funds versus the industry average account size. The Board further acknowledged the nature and quality of the services provided by the Funds' transfer agent given the Funds' shareholder base, which is largely composed of investors who maintain small account balances. The Board also noted management's diligence in its efforts to address the performance of Blue Chip Fund, Mid-Cap Opportunity Fund, Special Situations Fund, and GLOBAL FUND.

o The Board considered FIMCO's profitability from the Advisory Agreements. For each Fund, the Board reviewed a report showing the income received by FIMCO from management fees, a breakdown of the direct and indirect expenses incurred by FIMCO in earning the fees, FIMCO's pre-tax profit without regard to distribution expenses, and FIMCO's pre-tax profit after distribution expenses. The Board also reviewed a five-year analysis of FIMCO's profitability. In the case of Funds that have a subadviser, the Board considered profitability information furnished by the subadviser.

o The Board considered the nature, quality and costs of the non-investment management services provided by FIMCO and its affiliates, including the Fund's transfer agent, and the incidental or "fall-out" benefits that FIMCO and its affiliates may receive as a result of FIMCO's management of the Funds. Among other things, the Board received information regarding the direct and indirect income received by FIMCO's affiliated broker-dealer, transfer agent, and bank as a result of FIMCO's management of the Funds. The Board also considered detailed information concerning the use of Rule 12b-1 fees paid by the Funds.

o The Board considered FIMCO's policies with respect to best execution, allocation of brokerage, and soft dollar research. In this regard, the Board reviewed, among other things, the portfolio turnover rate of the Funds, the extent to which brokerage of the Funds in the First Investors Family of Funds is used to acquire research that is used by FIMCO, and the extent to which this may benefit the Funds.

         Based upon the foregoing and other factors, the Board, including the Independent Directors, concluded that the continuation of each of the Advisory and Subadvisory Agreements is in the best interests of the applicable Fund and its respective shareholders and unanimously approved the continuation of each Advisory and Subadvisory Agreement.


                      INVESTMENT ADVISORY SERVICES AND FEES

          Part II of this SAI describes the terms of each Fund's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements. It also describes the Subadvisory Agreement of any Fund which has a subadviser.

          Set forth below are the methods for calculating the advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years. Information about subadvisory fees is also included for any Fund which has a subadviser.

          Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

 FOCUSED EQUITY FUND, GROWTH & INCOME FUND, VALUE FUND, AND ALL-CAP GROWTH FUND

Average Daily Net Assets                                        Annual Rate
------------------------                                        -----------
Up to $300 million................................................ 0.75%
In excess of $300 million up to $500 million...................... 0.72
In excess of $500 million up to $750 million...................... 0.69
Over $750 million................................................. 0.66

                                   GLOBAL FUND

Average Daily Net Assets                                        Annual Rate
------------------------                                        -----------
Up to $250 million................................................ 1.00%
In excess of $250 million up to $500 million...................... 0.97
In excess of $500 million up to $750 million...................... 0.94
Over $750 million................................................. 0.91

 BLUE CHIP FUND, TOTAL RETURN FUND, MID-CAP OPPORTUNITY FUND,
                  AND SPECIAL SITUATIONS FUND

Average Daily Net Assets                                        Annual Rate
------------------------                                        -----------
Up to $200 million................................................ 1.00%
In excess of $200 million up to $500 million...................... 0.75
In excess of $500 million up to $750 million...................... 0.72
In excess of  $750 million up to $1 billion....................... 0.69
Over $1.0 billion................................................. 0.66

          The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the fiscal years ended September 30, 2002, September 30, 2003 and September 30, 2004.

--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
FUND              ADVISORY FEES PAID   ADVISORY FEES WAIVE   EXPENSES REIMBURSED
--------------------------------------------------------------------------------
All-Cap Growth           $418,786               $0            $128,803
--------------------------------------------------------------------------------
Focused Equity           $494,472               $0                  $0
--------------------------------------------------------------------------------
Growth & Income        $3,560,045               $0                  $0
--------------------------------------------------------------------------------
Mid-Cap Opportunity    $1,235,377         $411,793                  $0
--------------------------------------------------------------------------------
Value                  $1,212,153               $0                  $0
--------------------------------------------------------------------------------
Blue Chip              $3,900,455         $500,000                  $0
--------------------------------------------------------------------------------
Special Situations     $1,458,260         $475,750                  $0
--------------------------------------------------------------------------------
Total Return           $1,188,582         $396,194                  $0
--------------------------------------------------------------------------------
Global                 $2,526,615               $0                  $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/03
--------------------------------------------------------------------------------
FUND              ADVISORY FEES PAID   ADVISORY FEES WAIVE   EXPENSES REIMBURSED
--------------------------------------------------------------------------------
All-Cap Growth           $511,933               $0             $10,686
-------------------------------------------------------------------------------
Focused Equity           $402,930               $0                  $0
-------------------------------------------------------------------------------
Growth & Income        $3,129,474               $0                  $0
-------------------------------------------------------------------------------
Mid-Cap Opportunity    $1,388,092         $450,229                  $0
-------------------------------------------------------------------------------
Value                    $938,678               $0                  $0
-------------------------------------------------------------------------------
Blue Chip              $3,120,830         $500,000                  $0
-------------------------------------------------------------------------------
Special Situations     $1,220,533         $406,839                  $0
-------------------------------------------------------------------------------
Total Return           $1,296,169         $431,228                  $0
--------------------------------------------------------------------------------
Global                 $1,977,356               $0                  $0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/04
--------------------------------------------------------------------------------
FUND              ADVISORY FEES PAID   ADVISORY FEES WAIVE   EXPENSES REIMBURSED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
All-Cap Growth           $951,351               $0                      $0
--------------------------------------------------------------------------------
Focused Equity           $475,507               $0                      $0
--------------------------------------------------------------------------------
Growth & Income        $4,079,182               $0                      $0
--------------------------------------------------------------------------------
Mid-Cap Opportunity    $2,171,873         $500,000                      $0
--------------------------------------------------------------------------------
Value                  $1,358,970               $0                      $0
--------------------------------------------------------------------------------
Blue Chip              $3,664,190         $500,000                      $0
--------------------------------------------------------------------------------
Special Situations     $1,608,118         $498,992                      $0
--------------------------------------------------------------------------------
Total Return           $1,831,936         $500,000                      $0
--------------------------------------------------------------------------------
Global                 $2,281,707               $0                      $0
--------------------------------------------------------------------------------

          Pursuant to Subadvisory Agreements, the Adviser has undertaken to pay to Wellington Management Company, LLP, ("Wellington Management") an annual subadvisory fee, paid monthly, according to the following schedules:

                       ALL-CAP GROWTH FUND AND GLOBAL FUND

Average Daily Net Assets                                             Annual Rate
------------------------                                             -----------
Up to $50 million.....................................................  0.400%
In excess of $50 million up to $150 million...........................  0.275
In excess of $150 million up to $500 million..........................  0.225
Over $500 million.....................................................  0.200

                               FOCUSED EQUITY FUND

Average Daily Net Assets                                             Annual Rate
------------------------                                             -----------
Up to $50 million.....................................................  0.400%
In excess of $50 million up to $150 million............................ 0.275
In excess of $150 million up to $500 million........................... 0.250
Over $500 million...................................................... 0.225

                             UNDERWRITER AND DEALERS

          Part II of this SAI describes the Underwriting Agreement of each Fund which has an underwriting agreement with First Investors Corporation, the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

          The following tables list the underwriting fees paid to FIC during the fiscal years ended September 30, 2002, 2003 and 2004:


--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
                                                                 AMOUNTS ALLOWED
FUND                    UNDERWRITING FEES PAID TO FIC           TO OTHER DEALERS
-------------------------------------------------------------------------------
All-Cap Growth                   $1,122,749                              $158
-------------------------------------------------------------------------------
Focused Equity                     $437,060                              $340
--------------------------------------------------------------------------------
Growth & Income                  $3,298,040                            $6,847
-------------------------------------------------------------------------------
Mid-Cap Opportunity              $2,306,329                              $714
-------------------------------------------------------------------------------
Value                              $801,194                               $70
-------------------------------------------------------------------------------
Blue Chip                        $3,178,998                           $11,888
-------------------------------------------------------------------------------
Special Situations               $1,109,721                              $149
-------------------------------------------------------------------------------
Total Return                     $1,789,778                              $786
-------------------------------------------------------------------------------
Global                             $551,542                           $42,043
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/03
-------------------------------------------------------------------------------
                                                                 AMOUNTS ALLOWED
FUND                    UNDERWRITING FEES PAID TO FIC           TO OTHER DEALERS
-------------------------------------------------------------------------------
All-Cap Growth                   $1,088,797                            $5,763
-------------------------------------------------------------------------------
Focused Equity                     $331,294                            $3,280
-------------------------------------------------------------------------------
Growth & Income                  $2,747,959                            $1,486
-------------------------------------------------------------------------------
Mid-Cap Opportunity              $2,073,024                            $3,068
-------------------------------------------------------------------------------
Value                              $868,498                            $9,226
-------------------------------------------------------------------------------
Blue Chip                        $2,216,727                            $5,100
-------------------------------------------------------------------------------
Special Situations                 $832,655                           $18,455
-------------------------------------------------------------------------------
Total Return                     $1,863,984                            $5,862
-------------------------------------------------------------------------------
Global                             $401,735                              $118
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/04
-------------------------------------------------------------------------------
                                                                 AMOUNTS ALLOWED
FUND                    UNDERWRITING FEES PAID TO FIC           TO OTHER DEALERS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
All-Cap Growth                   $2,047,653                            $1,180
-------------------------------------------------------------------------------
Focused Equity                     $319,759                               $79
-------------------------------------------------------------------------------
Growth & Income                  $3,840,209                            $1,158
-------------------------------------------------------------------------------
Mid-Cap Opportunity              $3,128,484                              $776
-------------------------------------------------------------------------------
Value                            $1,649,892                              $236
-------------------------------------------------------------------------------
Blue Chip                        $2,135,692                            $3,302
-------------------------------------------------------------------------------
Special Situations               $1,207,676                            $4,029
-------------------------------------------------------------------------------
Total Return                     $2,458,168                              $288
-------------------------------------------------------------------------------
Global                             $551,872                            $4,544
-------------------------------------------------------------------------------

                               DISTRIBUTION PLANS


          Part II of this SAI describes the distribution plans of those Funds which have adopted such plans. For the fiscal year ended September 30, 2004, the Funds paid the following in fees pursuant to their plans:

--------------------------------------------------------------------------------------------------------------------
                                                    CLASS A
--------------------------------------------------------------------------------------------------------------------
                                COMPENSATION TO       COMPENSATION TO       COMPENSATION TO      TOTAL DISTRIBUTION
FUND                              UNDERWRITER            DEALERS            SALES PERSONNEL        PLAN FEES PAID
--------------------------------------------------------------------------------------------------------------------
All-Cap Growth                  $184,719                  $328                 $141,213              $326,332
--------------------------------------------------------------------------------------------------------------------
Focused Equity                   $74,630                $1,567                  $80,093              $156,290
--------------------------------------------------------------------------------------------------------------------
Growth & Income                 $641,753               $22,719                 $750,865            $1,415,337
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity             $329,730               $11,891                 $397,377              $738,998
--------------------------------------------------------------------------------------------------------------------
Value                           $216,129                $4,973                 $257,637              $478,739
--------------------------------------------------------------------------------------------------------------------
Blue Chip                       $595,233               $19,486                 $653,490            $1,268,209
--------------------------------------------------------------------------------------------------------------------
Special Situations              $265,659               $15,532                 $294,949              $576,140
--------------------------------------------------------------------------------------------------------------------
Total Return                    $284,116                $8,324                 $339,266              $631,706
--------------------------------------------------------------------------------------------------------------------
Global                          $235,801                $7,092                 $393,282              $636,175
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                    CLASS B
--------------------------------------------------------------------------------------------------------------------
                                COMPENSATION TO       COMPENSATION TO       COMPENSATION TO      TOTAL DISTRIBUTION
FUND                              UNDERWRITER            DEALERS            SALES PERSONNEL        PLAN FEES PAID
--------------------------------------------------------------------------------------------------------------------
All-Cap Growth                  $153,581                $3,907                  $23,205              $180,693
--------------------------------------------------------------------------------------------------------------------
Focused Equity                   $63,778                $6,157                  $43,107              $113,042
--------------------------------------------------------------------------------------------------------------------
Growth & Income                 $566,561               $28,803                 $251,010              $846,374
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity             $327,978               $13,318                  $91,207              $432,503
--------------------------------------------------------------------------------------------------------------------
Value                           $150,142                $3,526                  $62,495              $216,163
--------------------------------------------------------------------------------------------------------------------
Blue Chip                       $366,499               $51,348                 $241,562              $659,409
--------------------------------------------------------------------------------------------------------------------
Special Situations              $140,477               $11,089                  $72,126              $223,692
--------------------------------------------------------------------------------------------------------------------
Total Return                    $270,344                $4,593                  $61,959              $336,896
--------------------------------------------------------------------------------------------------------------------
Global                           $85,401               $10,986                  $64,738              $161,125
--------------------------------------------------------------------------------------------------------------------

                                      I-14

                        ALLOCATION OF PORTFOLIO BROKERAGE

          Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.




-------------------------------------------------------------------------------------------------------------
                   COMMISSIONS PAID FISCAL YEAR ENDED 9/30/02
-------------------------------------------------------------------------------------------------------------
                                                                                     TRANSACTIONS FOR WHICH
                                 TOTAL COMMISSIONS         COMMISSIONS PAID FOR       COMMISSIONS PAID FOR
 FUND                                  PAID                  RESEARCH SERVICES          RESEARCH SERVICES
-------------------------------------------------------------------------------------------------------------
All-Cap Growth                        $220,447                $26,780                      $14,510,902
-------------------------------------------------------------------------------------------------------------
Focused Equity                        $241,598                $16,462                      $14,312,661
-------------------------------------------------------------------------------------------------------------
Growth & Income                     $2,590,463               $142,043                      $97,457,322
-------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                   $673,930                $57,406                      $29,384,551
--------------------------------------------------------------------------------------------------------------
Value                                 $286,204                $32,879                      $14,432,173
-------------------------------------------------------------------------------------------------------------
Blue Chip                           $2,120,733               $102,466                      $71,232,222
-------------------------------------------------------------------------------------------------------------
Special Situations                  $1,126,394                $57,757                      $21,478,000
-------------------------------------------------------------------------------------------------------------
Total Return                          $636,414                $28,152                      $20,245,553
-------------------------------------------------------------------------------------------------------------
Global                              $1,106,892               $183,249                     $103,918,877
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                   COMMISSIONS PAID FISCAL YEAR ENDED 9/30/03
-------------------------------------------------------------------------------------------------------------
                                                                                     TRANSACTIONS FOR WHICH
                                 TOTAL COMMISSIONS         COMMISSIONS PAID FOR       COMMISSIONS PAID FOR
 FUND                                  PAID                  RESEARCH SERVICES          RESEARCH SERVICES
-------------------------------------------------------------------------------------------------------------

All-Cap Growth                      $319,977                   $53,690                      $28,911,959
-------------------------------------------------------------------------------------------------------------
Focused Equity                       $57,067                   $21,932                      $11,757,517
-------------------------------------------------------------------------------------------------------------
Growth & Income                   $1,261,538                  $101,900                      $52,579,834
-------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                 $378,523                   $35,684                      $12,090,057
-------------------------------------------------------------------------------------------------------------
Value                               $409,598                   $38,680                      $19,514,257
-------------------------------------------------------------------------------------------------------------
Blue Chip                         $1,575,349                  $208,448                     $108,486,534
-------------------------------------------------------------------------------------------------------------
Special Situations                $1,018,747                  $102,489                      $29,167,614
-------------------------------------------------------------------------------------------------------------
Total Return                        $341,499                   $35,565                      $20,951,360
-------------------------------------------------------------------------------------------------------------
Global                              $733,807                  $175,509                      $91,500,590
-------------------------------------------------------------------------------------------------------------
                                      I-15



-------------------------------------------------------------------------------------------------------------
                   COMMISSIONS PAID FISCAL YEAR ENDED 9/30/04
-------------------------------------------------------------------------------------------------------------
                                                                                     TRANSACTIONS FOR WHICH
                                 TOTAL COMMISSIONS         COMMISSIONS PAID FOR       COMMISSIONS PAID FOR
 FUND                                  PAID                  RESEARCH SERVICES          RESEARCH SERVICES
-------------------------------------------------------------------------------------------------------------
All-Cap Growth                      $313,841                   $69,061                      $43,971,000
-------------------------------------------------------------------------------------------------------------
Focused Equity                       $44,896                   $12,006                       $8,293,977
-------------------------------------------------------------------------------------------------------------
Growth & Income                     $644,812                  $107,102                      $51,433,458
-------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity                 $493,282                   $70,330                      $36,824,404
-------------------------------------------------------------------------------------------------------------
Value                                $86,833                   $12,046                       $6,904,862
-------------------------------------------------------------------------------------------------------------
Blue Chip                         $1,466,336                  $237,460                     $122,626,546
-------------------------------------------------------------------------------------------------------------
Special Situations                $1,279,892                  $200,807                      $52,190,949
-------------------------------------------------------------------------------------------------------------
Total Return                        $187,283                   $30,341                      $14,812,652
-------------------------------------------------------------------------------------------------------------
Global                              $734,503                  $244,682                     $137,319,392
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
       OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PAST FISCAL YEAR
-------------------------------------------------------------------------------------------------------------
FUND                              BROKER-DEALER                 PARENT CO.             9/30/04 MARKET VALUE
-------------------------------------------------------------------------------------------------------------
All-Cap Growth:                   None                                                                   $0
-------------------------------------------------------------------------------------------------------------
Focused Equity:                   Merrill Lynch                                                   $1,426,964
-------------------------------------------------------------------------------------------------------------
                                  Wachovia Corp.                                                          $0
-------------------------------------------------------------------------------------------------------------
Growth & Income:                  Bear Stearns                                                    $4,327,650
-------------------------------------------------------------------------------------------------------------
                                  Wachovia Corp.                                                  $4,695,000
-------------------------------------------------------------------------------------------------------------
                                  Merrill Lynch                                                   $1,740,200
-------------------------------------------------------------------------------------------------------------
                                  Morgan Stanley                                                  $2,711,500
-------------------------------------------------------------------------------------------------------------
                                  Lehman Brothers                                                 $3,786,700
-------------------------------------------------------------------------------------------------------------
                                  US Bancorp/Piper Jaffray                                        $4,913,000
-------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity:              Bear Stearns                                                    $2,885,100
-------------------------------------------------------------------------------------------------------------
Value:                            Merrill Lynch                                                   $2,157,848
-------------------------------------------------------------------------------------------------------------
                                  Morgan Stanley                                                  $1,986,790
-------------------------------------------------------------------------------------------------------------
Blue Chip:                        Bank One Corp.                                                          $0
-------------------------------------------------------------------------------------------------------------
                                  Citigroup                                                       $9,591,688
-------------------------------------------------------------------------------------------------------------
                                  JP Morgan Chase                                                 $6,645,558
-------------------------------------------------------------------------------------------------------------
                                  Merrill Lynch                                                   $7,711,572
-------------------------------------------------------------------------------------------------------------
                                  Wachovia Corp.                                                          $0
-------------------------------------------------------------------------------------------------------------
                                  US Bancorp/Piper Jaffray                                                $0
-------------------------------------------------------------------------------------------------------------
Special Situations:               Merrill Lynch                                                           $0
-------------------------------------------------------------------------------------------------------------
Total Return:                     Bear Stearns                                                    $1,259,827
-------------------------------------------------------------------------------------------------------------
                                  Citigroup                                                       $1,945,692
-------------------------------------------------------------------------------------------------------------
                                  Lehman Brothers                                                 $1,108,108
-------------------------------------------------------------------------------------------------------------
                                  Merrill Lynch                                                     $507,144
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
       OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PAST FISCAL YEAR
-------------------------------------------------------------------------------------------------------------
FUND                              BROKER-DEALER                 PARENT CO.             9/30/04 MARKET VALUE
-------------------------------------------------------------------------------------------------------------
                                  Wachovia Corp.                                                  $1,352,160
-------------------------------------------------------------------------------------------------------------
                                  US Bancorp/Piper Jaffray                                        $1,422,100
-------------------------------------------------------------------------------------------------------------
                                  Bank One Corp.                                                    $830,340
-------------------------------------------------------------------------------------------------------------
                                  JP Morgan Chase                                                 $1,811,688
-------------------------------------------------------------------------------------------------------------
                                  First Union                  Wachovia Corp.                             $0
-------------------------------------------------------------------------------------------------------------
Global:                           Citigroup                                                       $3,337,633
-------------------------------------------------------------------------------------------------------------
                                  Merrill Lynch                                                   $1,884,388
-------------------------------------------------------------------------------------------------------------
                                  UBS AG & Co.                                                    $2,876,970
-------------------------------------------------------------------------------------------------------------
                                  JP Morgan Chase                                                         $0
-------------------------------------------------------------------------------------------------------------
                                  Ing Financial Partners,      Ing Groep, NV                      $2,257,287
                                  Inc.
-------------------------------------------------------------------------------------------------------------


         PURCHASES, REDEMPTIONS, SALES LOADS, AND PRICING OF FUND SHARES

          The First Investors Shareholder Manual, set forth in Part II of this SAI, provides a description of the policies and procedures that are used for purchases and sales of the shares of the Funds that are sold directly to the public, the pricing of Fund shares, and the applicable sales charges and contingent deferred sales charges. Additional information concerning the methodologies that are used to compute NAV is set forth in Part II of this SAI. The Shareholder Manual is not applicable to funds that are offered solely through variable annuity or variable life products.


                                      TAXES

         Information concerning tax laws applicable to the Funds is set forth in
Part II of this SAI.


                        Beneficial Ownership Information

          As of January 3, 2005, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the Global
Fund:

        Shareholder                                            % of Shares
        -----------                                            -----------
        Pert & Co.                                                10.6%
        Bank of New York
        c/o Administrative Data Management Corp.
        581 Main Street
        Woodbridge, NJ 07095-1198

                              FINANCIAL STATEMENTS

          The Funds incorporate by reference the financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders for the fiscal year ended September 30, 2004.

                                    APPENDIX A
         INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

          The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (-) mark. Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.


TOTAL RETURN FUND                      |X| Fund Uses or Currently     --    Fund Does Not Currently
                                           Anticipates Using                Anticipate Using
-----------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        |X|
     CONVERTIBLE DEBT SECURITIES                                      |X|
     HIGH YIELD SECURITIES                                            |X|
     MORTGAGE-BACKED SECURITIES                                       |X|
     OTHER ASSET-BACKED SECURITIES                                    |X|
     MUNICIPAL SECURITIES                                             |X|
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                |X|
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    -
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               -
FUTURES                                                               -
REPURCHASE AGREEMENTS                                                 -
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

                                     I-A-1

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

VALUE FUND                             |X| Fund Uses or Currently     --    Fund Does Not Currently
                                           Anticipates Using                Anticipate Using
-------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        |X|
     CONVERTIBLE DEBT SECURITIES                                      |X|
     HIGH YIELD SECURITIES                                            |X|
     MORTGAGE-BACKED SECURITIES                                       -
     OTHER ASSET-BACKED SECURITIES                                    -
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                |X|
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    -
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
FUTURES                                                               -
OPTIONS                                                               |X|
REPURCHASE AGREEMENTS                                                 -
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

                                     I-A-2

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

BLUE CHIP FUND                        |X| Fund uses or currently      --    Fund does not currently
                                          anticipates using                 anticipate using
--------------------------------------------------------------------------------------------------------------------

Debt Securities                                                       |X|
     Commercial Paper and Other Short-Term Investments                |X|
     Corporate Bonds and Notes                                        |X|
     Convertible Debt Securities                                      -
     High Yield Securities                                            -
     Mortgage-Backed Securities                                       -
     Other Asset-Backed Securities                                    -
     Municipal Securities                                             -
     Syndicated Bank Loans                                            -
     U.S. Government Securities                                       |X|
     Variable and Floating Rate Securities                            -
     Zero Coupon and Pay-In-Kind Bonds                                -
Equity Securities                                                     |X|
     Common Stocks, Preferred Stocks, and Warrants                    |X|
     Shares of Other Investment Companies                             |X|
     Shares of Exchange Traded Funds                                  |X|
     Real Estate Investment Trusts                                    |X|
Foreign Securities Exposure                                           |X|
     Depository Receipts                                              |X|
     Foreign Securities Traded in the U.S.                            |X|
     Foreign Securities Traded in Foreign Markets                     -
     Foreign Securities Traded in Emerging Markets                    -
Derivatives                                                           -
     Credit-Linked Securities                                         -
     Inverse Floaters                                                 -
     Interest Rate Swaps                                              -
Restricted and Illiquid Securities                                    |X|
When-Issued Securities                                                |X|
Stand-By Commitments                                                  -
Options                                                               -
Futures                                                               -
Repurchase Agreements                                                 -
Temporary Borrowing                                                   |X|
Temporary Defensive Investments                                       |X|

                                     I-A-3

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

GROWTH & INCOME FUND                   |X| Fund uses or currently     --    Fund does not currently
                                           anticipates using                anticipate using
--------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        |X|
     CONVERTIBLE DEBT SECURITIES                                      |X|
     HIGH YIELD SECURITIES                                            |X|
     MORTGAGE-BACKED SECURITIES                                       -
     OTHER ASSET-BACKED SECURITIES                                    -
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                -
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    -
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               -
FUTURES                                                               -
REPURCHASE AGREEMENTS                                                 -
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

                                     I-A-4

Investments Strategies Used by the First Investors Equity Funds

ALL-CAP GROWTH FUND                    |X| Fund uses or currently     --    Fund does not currently
                                           anticipates using                anticipate using
--------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        -
     CONVERTIBLE DEBT SECURITIES                                      -
     HIGH YIELD SECURITIES                                            -
     MORTGAGE-BACKED SECURITIES                                       -
     OTHER ASSET-BACKED SECURITIES                                    -
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                -
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    |X|
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               -
FUTURES                                                               -
REPURCHASE AGREEMENTS                                                 |X|
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

                                     I-A-5

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

MID-CAP OPPORTUNITY FUND               |X| Fund uses or currently     --    Fund does not currently
                                           anticipates using                anticipate using
--------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        -
     CONVERTIBLE DEBT SECURITIES                                      |X|
     HIGH YIELD SECURITIES                                            -
     MORTGAGE-BACKED SECURITIES                                       -
     OTHER ASSET-BACKED SECURITIES                                    -
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                -
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    -
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               -
FUTURES                                                               -
REPURCHASE AGREEMENTS                                                 -
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

                                     I-A-6

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

SPECIAL SITUATIONS FUND                |X| Fund uses or currently     --    Fund does not currently
                                          anticipates using                 anticipate using
--------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        -
     CONVERTIBLE DEBT SECURITIES                                      |X|
     HIGH YIELD SECURITIES                                            -
     MORTGAGE-BACKED SECURITIES                                       -
     OTHER ASSET-BACKED SECURITIES                                    -
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                -
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    -
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               -
FUTURES                                                               -
REPURCHASE AGREEMENTS                                                 -
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

                                     I-A-7

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

FOCUSED EQUITY FUND                    |X| Fund uses or currently     --    Fund does not currently
                                           anticipates using                anticipate using
--------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        -
     CONVERTIBLE DEBT SECURITIES                                      -
     HIGH YIELD SECURITIES                                            -
     MORTGAGE-BACKED SECURITIES                                       -
     OTHER ASSET-BACKED SECURITIES                                    -
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                -
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    -
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               |X|
FUTURES                                                               |X|
REPURCHASE AGREEMENTS                                                 |X|
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|

                                     I-A-8

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

GLOBAL FUND                            |X| Fund uses or currently     --    Fund does not currently
                                           anticipates using                anticipate using
--------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTs                |X|
     CORPORATE BONDS AND NOTES                                        -
     CONVERTIBLE DEBT SECURITIES                                      -
     HIGH YIELD SECURITIES                                            -
     MORTGAGE-BACKED SECURITIES                                       -
     OTHER ASSET-BACKED SECURITIES                                    -
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            -
     ZERO COUPON AND PAY-IN-KIND BONDS                                -
EQUITY SECURITIES                                                     |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
     SHARES OF OTHER INVESTMENT COMPANIES*                            |X|
     SHARES OF EXCHANGE TRADED FUNDS**                                |X|
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    |X|
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               |X|
FUTURES                                                               |X|
REPURCHASE AGREEMENTS                                                 |X|
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|


* May not invest in domestic investment companies but may invest in foreign investment companies under certain circumstances.

** May not invest if the ETF is organized as a domestic investment company. May invest, under certain circumstances, if the ETF is organized as a foreign investment company.

                                     I-A-9

                                   APPENDIX B
             INVESTMENT POLICIES OF THE FIRST INVESTORS EQUITY FUNDS

          The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendices A and C of this SAI.


          Other than Value Fund, each Fund's investment objective, as set forth in its prospectus, is a fundamental investment policy which may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund as defined by the Investment Company Act of 1940, as amended ("1940 Act"). As defined by the 1940 Act, "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Value Fund's investment objective is a non-fundamental policy which means that it may be changed without shareholder approval.

          Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Non-fundamental policies may be changed by the Board of a Fund without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a particular Fund's assets as a whole will not cause a violation of the following investment policies.

          TOTAL RETURN FUND will not:

          (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

          (2)  Issue senior securities.

          (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

          (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

          (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

          (6) Buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, including limited partnership interests.

          (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

                                      I-B-2

          (8) Make investments for the purpose of exercising control or management.

          (9) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of SERIES FUND, as principals.

          (10) Invest in any securities of any issuer if, to the knowledge of SERIES FUND, any officer, director or Trustee of SERIES FUND or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

          (3) The Fund will not enter into futures contracts or options on futures contracts for non-bona fide hedging purposes if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on future contracts written by the Fund would exceed the market value of the total assets of the Fund.

          (4) The Fund will not pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

          (5) The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

          (6) The Fund may invest up to 5% of its net assets in zero coupon and pay in kind securities.

          (7) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

          (8) No more than 25% of the Fund's assets may be invested in corporate debt securities and municipal bonds rated below Baa by Moody's or BBB by S&P.

                                      I-B-2

          (9) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.

          VALUE FUND will not:

          (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

          (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer.

          (3) With respect to 75% of the total assets of the Fund, purchase more than 10% of the voting securities of any one issuer.

          (4) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

          (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

          (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell futures contracts, options on future contracts, securities that are secured by real estate, securities or companies which invest or deal in real estate, and interests in real estate investment trusts.

          (7) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          (8) Purchase any securities on margin, except the Fund may make deposits or margin in connection with futures contracts and options.

          (9) Make loans, except loans of portfolio securities and repurchase agreements.

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not make short sales of securities, except short sales "against the box."

                                     I-B-3

          (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.

          (4) The Fund may not invest more than 5% of its total assets in debt securities rated below Baa or by Moody's or BBB by S&P.

          (5) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the repurchase is made.

          BLUE CHIP FUND will not:

          (1) Make short sales of securities to maintain a short position.

          (2) Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings.

          (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

          (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

          (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

          (6) Pledge, mortgage or hypothecate any of its assets except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

          (7) Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

          (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          (9) Make investments for the purpose of exercising control or management.

          (10) Purchase any securities on margin.

          (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of SERIES FUND, as principals.

          (12) Invest in any securities of any issuer if, to the knowledge of SERIES FUND, any officer, director or Trustee of SERIES FUND or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

                                     I-B-4

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.


          (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.


          (3) No more than 5% of the Fund's net assets may be invested in corporate debt securities rated below Baa by Moody's or BBB by S&P.

          GROWTH & Income Fund will not:

          (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

          (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, more than 5% of such assets would then be invested in securities of a single issuer.

          (3) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

          (4) Concentrate its investments in any particular industry. (At present, it is the Fund's understanding that the Staff of the SEC interprets concentration to mean investing 25% or more of the Fund's total assets (taken at current value) in a single industry.)

          (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

          (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

          (7) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          (8) Make loans, except loans of portfolio securities and repurchase agreements.

                                     I-B-5

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not make investments for the purpose of exercising control or management.

          (3) The Fund will not purchase any securities on margin.

          (4) The Fund will not purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.


          (5) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.


          (6) The Fund may invest up to 20% of its total assets in convertible debt securities rated below Baa by Moody's or BBB by S&P (including convertible debt securities that have been downgraded below such ratings), or in unrated convertible debt securities that are of comparable quality as determined by the Fund's Adviser.

          (7) It is the Fund's policy to attempt to sell, within a reasonable time period, a debt security which has been downgraded below investment grade (other than convertible debt securities, as previously discussed), provided that such disposition is in the best interests of the Fund and its shareholders.

          (8) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

          The ALL-CAP GROWTH FUND will not:

          (1) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets including the amount borrowed less liabilities (other than borrowings).

          (2) Issue senior securities, except as permitted under the 1940 Act.

          (3) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          (4) Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities or real estate investment trusts.

          (5) Make loans, except as permitted under the 1940 Act.

                                     I-B-6

          (6) Concentrate its investments in any particular industry.

          (7) Buy or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.


          (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq Stock Market ("Nasdaq"), either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.


          (3) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

          MID-CAP OPPORTUNITY FUND will not:

          (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

          (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (a) as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer, or (b) 25% or more of the Fund's total assets would be invested in a single industry.

          (3) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

          (4) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

          (5) Buy or sell commodities or commodity contracts, including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

          (6) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws.

                                     I-B-7

          (7) Make investments for the purpose of exercising control or management.

          (8) Purchase any securities on margin.

          (9) Make loans, except through repurchase agreements.

          (10) Purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

          (11) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer or director of SERIES FUND II or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not write, purchase or sell options (puts, calls or combinations thereof).


         (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.


         (4) No more than 5% of the Fund's net assets will remain invested in securities which have been downgraded below investment grade.

          (5) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

          SPECIAL SITUATIONS FUND will not:

          (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

          (2) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

          (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

                                     I-B-8

          (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

          (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

          (6) Buy or sell commodities or commodity contracts including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts.

          (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          (8) Make investments for the purpose of exercising control or management.

          (9) Purchase any securities on margin.

          (10) Make loans, except through repurchase agreements.

          (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of SERIES FUND, as principals.

          (12) Invest in any securities of any issuer if, to the knowledge of SERIES FUND, any officer, director or Trustee of SERIES FUND or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not write, purchase or sell options (puts, calls or combinations thereof).


          (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.


          (4) The Fund may invest up to 5% of its total assets in the securities of other registered investment companies.

                                      I-B-9
         FOCUSED EQUITY FUND will not:

          (1) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets including the amount borrowed less liabilities (other than borrowings).

          (2) Issue senior securities, except as permitted under the 1940 Act.

          (3) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          (4) Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities or real estate investment trusts.

          (5) Make loans, except as permitted under the 1940 Act.

          (6) Concentrate its investments in any particular industry.

          (7) Buy or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

          The following investment restrictions are not fundamental and may be changed without shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Fund's Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation. The Fund's Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.


         (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its total assets in such securities.


          (3) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

         GLOBAL FUND will not:

          (1) Borrow money, except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

          (2) Make loans to other persons, except that the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceed 10% of the value of the Fund's total assets. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of

                                     I-B-10
a loan. This restriction is not intended to prohibit the Fund from investing in repurchase agreements.

          (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

          (4) Invest more than 15% of the value of its total assets in warrants.

          (5) Invest more than 25% of the value of its total assets in securities of foreign issuers, other than American Depository Receipts, that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of the value of its assets in securities with a limited trading market.

          (6) Invest 25% or more of the value of its total assets in a particular industry at one time. The Fund, however, is not limited in the amount of its total assets that may be invested in any particular country.

          (7) Underwrite securities of other issuers, except to the extent that the purchase and sale of restricted securities may be deemed to be underwriting.

          (8) Purchase or sell real estate, commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable, and may purchase or sell options on securities, securities indices and foreign currencies, stock index futures, interest rate futures and foreign currency futures, as well as options on such futures contracts.

          (9) Invest in companies for the purpose of exercising control or management.

          (10) Purchase any securities on margin or sell any securities short, except to make margin deposits in connection with the use of options, futures contracts and options on futures contracts.

          (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and, together such officers and Directors own more than 5% of the securities of such issuer.

          (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

          (13) Buy or sell puts, calls, straddles or spreads, except with respect to options on securities, securities indices and foreign currencies or on futures contracts.

          (14) Issue senior securities.

          (15) Invest more than 5% of the value of its total assets in securities of issuers that have been in business for less than three years.

          (16) Invest in securities of other domestic investment companies, except in connection with a merger of another investment company, although the Fund may purchase the securities of foreign investment companies or investment trusts in the open market where no commissions or profits accrue to a sponsor or dealer other than customary broker's commission, provided such securities do not have an aggregate value (at cost) of more than 10% of the value of the Fund's total net assets. Investment in securities of other investment companies may cause a duplication of management and/or advisory fees.

                                     I-B-11

          The following investment restrictions are not fundamental and may be changed without prior shareholder approval.

          (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Fund's Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation. The Fund's Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

          (3) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

                                     I-B-12

                   STATEMENT OF ADDITIONAL INFORMATION PART II

                             DATED JANUARY 31, 2005


Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated. The First Investors Family of Funds (or "First Investors Funds") consists of 14 registered investment companies: First Investors Cash Management Fund, Inc., First Investors Fund for Income, Inc., First Investors Global Fund, Inc., First Investors Government Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Series Fund, First Investors Series Fund II, Inc., First Investors Special Bond Fund, Inc., First Investors Tax-Exempt Money Market Fund, Inc., First Investors U.S. Government Plus Fund and Executive Investors Trust. The term "Fund" as used herein includes each individual series of each series investment company, except as otherwise indicated. The Shareholder Manual is not applicable to First Investors Life Series Fund and First Investors Special Bond Fund, Inc.


                           PART II - TABLE OF CONTENTS
                           ---------------------------

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS................................2
I.    Debt Securities..........................................................2
II.   Equity Securities........................................................7
III.  Foreign Securities Exposure..............................................8
IV.   Restricted and Illiquid Securities.......................................9
V.    When-Issued Securities..................................................10
VI.   Standby Commitments.....................................................10
VII.  Futures and Options.....................................................10
VIII. Derivatives.............................................................14
IX.   Repurchase Agreements...................................................16
X.    Temporary Borrowing.....................................................16
XI.   Temporary Defensive Investments.........................................16
PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES........................17
PORTFOLIO TURNOVER............................................................18
MANAGEMENT OF THE FUNDS.......................................................18
RESPONSIBILITIES OF THE BOARD OF THE FUNDS....................................21
UNDERWRITER AND DEALERS.......................................................22
DISTRIBUTION PLANS............................................................23
DETERMINATION OF NET ASSET VALUE..............................................24
ALLOCATION OF PORTFOLIO BROKERAGE.............................................25
PERFORMANCE INFORMATION AND ADVERTISING.......................................26
CREDIT RATINGS INFORMATION....................................................28
GENERAL INFORMATION...........................................................32
APPENDIX A - TAXES...........................................................A-1
APPENDIX B - FIRST INVESTORS SHAREHOLDER MANUAL..............................B-1

                 DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS


      The following are descriptions of investment strategies that are used by one or more of the Funds within the First Investors family of Funds, as well as the risks of those strategies. To determine which strategies are used by a particular First Investors Fund, you must review the prospectus and Appendices A and B of Part I of the SAI with respect to such Fund. The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies. Appendix A contains schedules listing the investment strategies that may be used by each Fund covered by the SAI. Appendix B describes the investment policies that may limit or restrict the Fund's ability to use certain investment strategies. The references below to "Funds" or a "Fund" refer to those Funds that are authorized to invest in the described securities.

I.    DEBT SECURITIES.

      The Funds may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security increases. This is referred to as interest rate risk. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.

      The market value of most debt securities is influenced by the credit risks associated with such security. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade or may be unrated. Debt obligations rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") are considered investment grade. Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as "High Yield Securities." In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations that are rated Baa by Moody's or BBB by S&P have speculative characteristics.

      A. COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS. The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as
Section 3(a)(3) or 4(2). The commercial paper purchased by the Funds may be liquid or illiquid. See "Restricted and Illiquid Securities" for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Funds may be rated or unrated. The commercial paper purchased by the Funds may also take the form of short term promissory notes that are backed by assets, such as credit card and other receivables. See "Other Asset-Backed Securities."

      B. CORPORATE BONDS AND NOTES. The Funds may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities. See "Convertible Debt Securities." The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer's equity securities. The Funds may sell or retain such warrants or rights.

      C. CONVERTIBLE DEBT SECURITIES. The Funds may invest in convertible debt securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer's equity securities.

      D. HIGH YIELD SECURITIES. The Funds may invest in high yield, high risk securities also known as junk bonds ("High Yield Securities"), including securities of companies that are in default or undergoing bankruptcy or reorganization ("Distressed Securities). High yield securities include bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by

Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Funds to be of equivalent quality.

      Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

      The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

      The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

      The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

      If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

      A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Fund's investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

      E. INCOME DEPOSIT SECURITIES ("IDSs"). An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange. Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

      IDSs are subject to the same risks as the underlying securities that make up an IDS. There may be a thinner and less active market for IDSs than that available for higher quality securities. An issuer's indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

      F. SYNDICATED BANK LOANS. A Fund may invest up to 10% of its total assets in syndicated bank loans. An investment in a syndicated bank loan does not violate a Fund's fundamental investment policy against making loans because syndicated bank loans are sold to institutional investors and trade like other debt instruments. Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with the purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will be subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

      Investments in syndicated bank loans present the possibility that a Fund could be held liable as co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors. In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws.

      Investments in syndicated bank loans involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

      G. MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments.

      There are three types of interest rate related risks associated with mortgage-backed securities. The first is interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

      Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). See "U.S. Government Securities." Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

      H. OTHER ASSET-BACKED SECURITIES. The Funds may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

      To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.


      I. MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are "general obligation" and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

      Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that some or all of the interest income that a Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service, applicable state tax authorities, or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

      J. U.S. GOVERNMENT SECURITIES. The Funds may invest in U.S. Government Securities. U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Fannie Mae, Freddie Mac or the Federal Home Loan Banks ("FHLBs")). These U.S. Government-sponsored entities, although chartered or sponsored by Congress, are not funded by Congressional appropriations and are not guaranteed nor insured by the U.S. Government. They are supported only by the credit of the issuing agency, instrumentality or corporation. The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

      The Funds may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See "Zero Coupon and Pay-In-Kind Securities." These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

      The Funds may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

      K. VARIABLE RATE AND FLOATING RATE SECURITIES. The Funds may invest in variable rate and floating rate securities. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

      The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

      L. ZERO COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay "interest" through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities, and the "interest" received on pay-in-kind securities, each year must be accounted for by a Fund that holds such securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

II.   EQUITY SECURITIES

      A. COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS. The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks. Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. The Funds may invest in equity securities of foreign companies directly or through depository receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities Exposure" for the additional information on the associated strategies and risks. The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

      B. SHARES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the shares of other investment companies, including Exchange Traded Funds ("ETFs") that are registered as investment companies. Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See "Shares of Exchange Traded Funds." Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses. A Fund that invests in an investment company or an ETF will bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

      C. SHARES OF EXCHANGE-TRADED FUNDS. ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks. ETFs typically seek to replicate selected indices. The value of an ETF is usually determined by demand for the underlying securities themselves. Although the value of an ETF is related to the ETF's underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value. In addition, a failure to maintain the exchange listing of an ETF's shares and substantial market or other disturbances could adversely affect the value of such securities.

      ETFs may or may not be registered as investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor's Depository Receipts ("SPDRs"). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts ("HOLDRs"), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered or not registered as investment companies, expose the Funds to additional fees.

      D. REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in shares of real estate investment trusts ("REITs"). Equity REITS invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. REITs may invest in both real estate and real estate loans.

      Unlike most corporations, REITs do not have to pay federal income tax if they meet certain Internal Revenue Code requirements. To qualify, a REIT must
(1) distribute to its shareholders for each taxable year at least 90% of the sum of its "real estate investment trust taxable income" and certain other income and (2) must derive at least 75% of its gross income from rent from, interest on mortgages, and on sales of real property. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

      REITs are subject to real estate industry risk. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax status as a REIT may also affect an individual REIT's performance.

      REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

      REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See "Restricted and Illiquid Securities" for the risks of illiquid securities.

      E. INCOME  DEPOSIT  SECURITIES  ("IDSs").  For a discussion  of IDSs,  see
Section I. Debt Securities - E. Income Deposit Securities.


III.  FOREIGN SECURITIES EXPOSURE

      The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or exchange traded funds ("ETFs") (generally "foreign securities"). Investing in foreign securities involves more risk than investing in U.S. securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

      A. DEPOSITORY RECEIPTS. The Funds may invest in securities issued by foreign companies through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through

"sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

      GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

      B. FOREIGN SECURITIES TRADED IN THE UNITED STATES. The Funds may invest directly in foreign equity or debt securities that are traded in the United States. Such securities are generally denominated in United States dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States ("Yankee Bonds"). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See "Restricted and Illiquid Securities" for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

      C. FOREIGN SECURITIES TRADED IN FOREIGN MARKETS. The Funds may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.

      D. FOREIGN SECURITIES TRADED IN EMERGING MARKETS. The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed.
There are special risks associated with investing in emerging markets in addition to those described above in "Foreign Securities Traded in Foreign Markets." These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

IV.   RESTRICTED AND ILLIQUID SECURITIES

      The Funds may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 ("1933 Act"). Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutionally buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings. The Funds may register restricted securities for resale. The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

      Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. The Funds consider restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Directors or Trustees of the Funds. The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

      It may be difficult or impossible for the Funds to resell restricted or illiquid securities. As a result, the Funds could suffer losses by investing in such securities. It may also be difficult to value such securities. The Funds could also incur costs (such as registration fees) to resell restricted securities.

V.    WHEN-ISSUED SECURITIES

      The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

VI.   STANDBY COMMITMENTS

      The Funds may acquire standby commitments from banks with respect to securities held by the Funds. Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund's option. A standby commitment is similar to a put option for a particular security in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

      A Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by a Fund are not added to the computation of a Fund's net asset value and are valued at zero. When a Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for a Fund is not affected by standby commitments.


VII.  FUTURES AND OPTIONS

      The Funds may use financial futures, options or forward currency contracts as part of their investment strategies. The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when a Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure.

      The Funds may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

      The Funds may write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase above the strike prices of the options during the terms of the options. When a Fund writes a covered call option, the Fund is attempting to increase the income it receives by holding the underlying security. However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

      The main risks associated with using these instruments are discussed below. A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund. Moreover, there can be no assurance that any strategy will succeed. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments may be limited by tax considerations.

      To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's or a Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

      No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

      Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser's or Subadviser's, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

      Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

      Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

      Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

      A Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

      Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

      A Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

      The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's or the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

      Unless an option purchased by a Fund is exercised or unless a closing transaction is affected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

      A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be affected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      Index options are settled exclusively in cash. If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

      A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

      The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII. DERIVATIVES

      The Funds may invest in derivatives, including credit-linked securities, inverse floaters and interest rate swaps. Derivative securities are instruments that derive their value from other financial instruments, securities, or indices.

      A. CREDIT-LINKED SECURITIES. Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities. Credit-linked securities are typically issued by trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon a designated basket or index of high yield securities. Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.

The risks associated with investing in credit-linked securities include the following:

      1. MARKET RISK. The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities.

      2. CREDIT RISK AND INTEREST RATE RISK. The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket or index of high yield securities.

      3.   COUNTER-PARTY RISK. This is the risk that the counter-party to a swap
           or  securities   lending  agreement  will  be  unable  to  honor  its
           commitments under the agreement.

      4. LIQUIDITY RISK. Credit-linked securities are typically not registered for public trading under the Securities Act of 1933 and are therefore considered restricted securities. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market. See, Section IV "Restricted and Illiquid Securities" for the risks of illiquid securities.

      5. BASIS RISK. This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket or index of high yield securities.

      For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

      B. INVERSE FLOATERS. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

      C. INTEREST RATE SWAPS. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

      The Funds will usually enter into swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the investment. A Fund's obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party will be generally maintained in a segregated account. A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities. Accordingly, the Funds will not treat them as being subject to the Funds' borrowing restrictions.

      The Funds will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund's Board. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

      The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

      The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

IX.   REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities, which are subject to repurchase agreements, however, may have long maturities. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

X.    TEMPORARY BORROWING

      The Funds may borrow for temporary or emergency purposes in amounts not exceeding their investment policies. Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

XI.   TEMPORARY DEFENSIVE INVESTMENTS

      From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. For a description of commercial paper and other short-debt instruments, see "Commercial Paper and Other Short-Term Investments." When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see "Debt Securities", "Commercial Paper and Other Short-Term Investments", and "Foreign Securities Exposure."

             PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES

      In accordance with SEC regulatory requirements, each First Investors Fund files a complete schedule of its portfolio holdings with the SEC on a quarterly basis on Forms N-CSR and N-Q. These forms are publicly available on the SEC's Internet website (http://www.sec.gov). Each Fund will also provide a copy of its latest Form N-CSR to the public free of charge upon request. Each Fund (except for a money market fund) also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders, which are available free of charge to the public upon request. Each Fund also publishes its top ten holdings on the First Investors website (http://www.firstinvestors.com) on a quarterly basis with a 30 day lag.

      Until portfolio holdings information for First Investors Funds is made public in Form N-CSR, in Form N-Q, in a shareholder report, or on the First Investors website, it is considered to be confidential. Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential (including a duty not to trade on such information).

      Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds. This is not considered a legitimate business need for the information. If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the First Investors website.

      Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

      (a) Investment advisers, sub-advisers, and sub-adviser candidates for the Funds (and their access persons);
      (b)  Custodians and sub-custodians of the Funds;
      (c)  Auditors of the Funds;
      (d)  Legal counsel for the Funds;
      (e)  Legal counsel to the independent directors/trustees of the Funds;
      (f)  Ratings or ranking agencies;
      (g) Parties who provide insurance for municipal securities purchased by the Funds;
      (h) Companies that provide analytical services to the Funds and their investment adviser;
      (i)  Pricing services employed by the Funds;
      (j)  Proxy voting services employed by the Funds;
      (k)  Broker-dealers  who provide  execution  or research  services for the
           Funds  (including   identifying  potential  buyers  and  sellers  for
           securities that are held by the Funds);
      (l) Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,
      (m)  Companies   that  provide  other  services  that  are  deemed  to  be
           beneficial to the Funds.

      We have ongoing arrangements to provide portfolio holdings information to the following: custodians and sub-custodians of the Funds (Bank of New York and Brown Brothers Harriman & Co); the independent registered public accounting firm of the Funds (Tait, Weller & Baker); ratings or ranking agencies and companies that provide analytical services to the Funds and their investment adviser (Lipper, Factset, and Bloomberg); parties who provide insurance for municipal securities purchased by the Funds (AMBAC, MBIA, FSA and FGIC); pricing service employed by Funds (FT Interactive Data Corp.) and proxy voting services employed by the Funds (IRRC). The following categories of persons employed by the investment adviser of the Funds are authorized to provide information to persons who have a legitimate business reason to receive non-public information - the portfolio managers, traders, analysts, portfolio accountants, senior executives, and legal and compliance officers of the Funds' adviser.

      The following procedures must be followed when any non-public list of portfolio holdings is provided to a broker-dealer: (a) the list must be at least 30 days old; (b) it must not specify the number of shares or units held, the dollar value, or the percentage of assets represented by the securities; and (c) it must be accompanied by a statement that the information is being provided solely to assist the broker-dealer to provide research and execution services for the Funds and may not be used for trading in the Funds' shares by the broker-dealer or its clients. Furthermore, the Director of Equities and Director of Fixed Income must review at least semi-annually the broker-dealers who receive lists of portfolio holdings to ensure that they are appropriate recipients.

      The employees of the adviser, sub-adviser, and principal underwriter of the Funds who have access to portfolio holdings information as part of their regular functions are also subject to codes of ethics that require them to treat portfolio holdings information as confidential, prohibit them from trading for their own accounts based upon such information to the extent that such trading would violate the law, and prohibit them from selectively disclosing such information to any person who does not have a legitimate business need for such information that is consistent with the interests of the Funds. The sub-adviser of the Funds that have a sub-adviser also has a policy against disclosing portfolio holdings information of any Fund to any person unless such disclosure has been approved by the Fund.

      The Investment Compliance Manager of the Funds' investment adviser monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Board of Directors of the Funds on a quarterly basis. The policies of the Funds' sub-adviser are monitored by its compliance staff, and any violations are required to be reported to the Chief Compliance Officer of FIMCO and the Funds, and the Board of Directors of the Funds.

                               PORTFOLIO TURNOVER

      Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or Subadviser (as applicable), investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                             MANAGEMENT OF THE FUNDS

      Investment advisory services to each Fund are provided by FIMCO ("the Adviser"), pursuant to separate Investment Advisory Agreements (each, an
"Advisory Agreement"). Prior to December 18, 2000, Executive Investors Management Company, Inc. ("EIMCO") served as investment adviser to Insured Tax Exempt Fund II, pursuant to an agreement. FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation, and its address is 95 Wall Street, New York, NY 10005.

      Pursuant to each Advisory Agreement, FIMCO is responsible for supervising and managing each Funds' investments, determining each Funds' portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Directors/Trustees. The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

      Each Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

      Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI. Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

      FIMCO has an Investment Committee composed of the Chairman, President, and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of each of the Funds. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

      First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head, Kathryn S. Head and members of their families control FICC and, therefore, control the Adviser.

      Wellington Management Company, LLP ("Wellington Management") serves as the investment subadviser to the Global, All-Cap Growth, Focused Equity, Life Series Growth, Life Series Focused Equity and Life Series International Funds pursuant to subadvisory agreements ("Subadvisory Agreements"). Under these Subadvisory Agreements, Wellington Management is responsible for managing each Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying Wellington Management a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund. Each Subadvisory Agreement provides that it will continue for a period or more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that it will terminate automatically if assigned or upon their termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the Subadviser upon not more than 60 days' nor less than 30 days' written notice. Each Subadvisory Agreement provides that Wellington Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers and other access persons of the Funds. Subject to certain exemptions, all access persons, except the disinterested Directors/Trustees of the Funds: (a) must have all non-exempt trades in covered securities pre-cleared; (b) are generally prohibited from trading in covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (c) are prohibited from retaining profits from short-term trading in covered securities;
(d) must provide duplicate account statements and confirmations to a compliance officer; and (e) are prohibited from purchasing covered securities in initial public offerings or limited offerings unless a compliance officer determines that there is no actual or apparent conflict among the interests of the access persons and the Funds. Similarly, Wellington Management has adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its mutual fund clients, including the First Investors Funds. Among other things, Wellington Management's Code of Ethics requires its access persons to preclear personal securities transactions prior to execution, it imposes "black out restrictions" on buying or selling securities that are being bought or sold by Wellington Management's mutual fund clients, and it requires access persons to file reports of personal securities transactions.

      The Funds have adopted policies and procedures for determining how proxies relating to portfolio securities should be voted, including procedures for addressing potential conflicts of interest that may be presented between the interests of the Funds and their shareholders and the interests of their investment adviser, principal underwriter, and other affiliated persons.

      With respect to the Funds that are managed by FIMCO, the Board of Directors/Trustees of the Funds have approved the use of FIMCO's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. FIMCO's proxy voting policies and procedures include guidelines for voting on particular types of issues. These guidelines reflect the belief that proxies should be voted in a manner that serves the best economic interests of the Funds. When the guidelines do not cover a specific issue, or to vote in accordance with such guidelines would be contrary to the best economic interests of the Funds, FIMCO shall use its best judgment in voting proxies on behalf of the Funds.

      The following are FIMCO's proxy voting guidelines.

      DIRECTORS, AUDITORS AND OTHER BUSINESS
      --------------------------------------

        o  Election of Directors                    With Management

        o  Appointment/Selection of Auditors        With Management

      CORPORATE GOVERNANCE
      --------------------

         o  Executive Compensation                  With  Management.  Executive
                                                    compensation   is  generally
                                                    considered   when   deciding
                                                    whether   to   invest  in  a
                                                    company.   If  the   Adviser
                                                    believes  that  management's
                                                    position  on  an   executive
                                                    compensation   proposal   is
                                                    contrary   to    shareholder
                                                    interests, it will generally
                                                    sell its  investment  in the
                                                    issuer.

         o  Classified Boards                       Against

         o  Golden Parachutes                       Against

         o  Super Majority Provision                Against

         o  Combination of Several Anti-Takeover    Against
         Proposals and an Anti-Greenmail Proposal
         (without the opportunity to vote
         separately on each issue)

         o  Require Majority of Independent         Reviewed  on a  Case-by-Case
         Directors                                  Basis

         o  Limit Special Meeting                   Against

         o  Unequal Voting Rights                   Against

         o  Cumulative Voting                       With Management

         o  Blank Check Preferred Stock             Against

         o  Increase in Authorized Common Stock     Reviewed  on a  Case-by-Case
                                                    Basis to  Determine if it is
                                                    Intended as an Anti-takeover
                                                    Provision

         o  Merger, Acquisition, Reorganization,    Reviewed  on  a Case-by-Case
         or Reincorporation                         Basis

         o  Social Responsibility Issues            With Management

      The following are FIMCO's policies and procedures for identifying and resolving conflicts of interest that may arise in connection with voting of proxies.

      Neither FIMCO nor any of its affiliates engage in investment banking, administration or management of corporate retirement plans, or other activities that may create a potential conflict of interest between the interests of the Funds and FIMCO and its affiliates regarding a proxy vote. Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of FIMCO or its affiliates, the conflict of interest would have to be reported to FIMCO's General Counsel. The General Counsel would then provide guidance concerning the resolution of the conflict of interest and would report the conflict of interest to the Board of Directors/Trustees of the Funds at its next formal meeting.

      With respect to the Funds that are managed by Wellington Management in its capacity as subadviser, the Board of Directors/Trustees of the Funds have approved the use of Wellington Management's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Corporate Operations Group is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

      Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

      FIMCO and Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

      A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available for free, upon request, by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling 1-800-423-4026 and (2) on the SEC's internet website at http://www.sec.gov.

                   RESPONSIBILITIES OF THE BOARD OF THE FUNDS

      There is one common Board of the Funds within the First Investors Family of Funds. The Board plays an important supervisory role with respect to oversight of the management of the Funds. Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and Subadviser, as applicable, pursuant to delegated authority. There are two standing committees of the Board, the "Nominating and Compensation Committee" and the "Audit Committee", both of which are comprised solely of the Independent Directors. (Independent Directors are also referred to as Disinterested Directors.) The Nominating and Compensation Committee elects from its members a chairperson who serves for a three-year term and until a successor is elected. The Audit Committee may designate one member to serve as the Chairperson of the Committee and it is customary for the Chairperson to serve a one-year term.

      The Nominating and Compensation Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors, and reviewing director compensation. The Nominating and Compensation Committee was established in November 2004. The functions of the Nominating and Compensation Committee previously had been integrated into the Independent Directors Committee, which met 4 times during the last fiscal year to discuss nominating and compensation related matters.

      The Audit Committee is responsible for among other things, overseeing the Funds' accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of auditors, pre-approving any non-audit services provided to the Funds, the Funds' investment adviser or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding the design or operation of the Funds' internal controls, investigating improprieties or suspected improprieties in the Funds' accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee met 3 times during the last fiscal year.

                             UNDERWRITER AND DEALERS

      Each Fund, except First Investors Life Series Fund and First Investors Special Bond Fund, Inc., has entered into an underwriting agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") that requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was unanimously approved by each Fund's Board and the Independent Directors. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. The
Underwriting Agreement will terminate automatically in the event of its assignment.

      The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund and Tax-Exempt Money Market Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:

                                                                  CONCESSION TO
                                        SALES CHARGE     NET       DEALERS AS
                                           AS % OF      AMOUNT        A % OF
                                      OFFERING PRICE   INVESTED   OFFERING PRICE
                                      --------------   --------   --------------
AMOUNT OF INVESTMENT
--------------------
Less than $100,000...............          5.75%         6.10%         4.72%
$100,000 but under $250,000......          4.50          4.71          3.69
$250,000 but under $500,000......          3.50          3.63          2.87
$500,000 but under $1,000,000....          2.50          2.56          2.05
$1,000,000 or more ..............           0             0              *


      *There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter of Intent of $1 million and purchases by group retirement plans pursuant to sales charge waiver privileges as described in the First Investors Shareholder Manual. The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90% of the amount invested to dealers on such purchases. If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds. The CDSC will generally be applied in the same manner as the CDSC on Class B shares, as described in First Investors' Shareholder Manual.

                               DISTRIBUTION PLANS

      Each Fund,  except First  Investors  Life Series Fund and First  Investors
Special Bond Fund, Inc., has adopted one or more Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds that have adopted Distribution Plans have separate plans for their Class A and Class B shares ("Class A Plan" and "Class B Plan" or "Plans") except for the First Investors Cash Management Fund, which only has a Class B Plan. Under the Plans, each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class B Plan is a compensation plan. With respect to the Equity Funds, each Class A Plan is a compensation plan. With respect to the Taxable Bond Funds and the Tax Exempt Funds, each Class A Plan is a reimbursement plan, except for Investment Grade Fund Class A Plan which is a compensation plan and Tax-Exempt Money Market Fund Class A Plan which is a defensive plan.

      Each Plan was unanimously approved by the applicable Fund's Board and the Independent Directors. Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund's
Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

      Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

      In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

      In reporting amounts expended under the Plans to the Directors, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

      Tax-Exempt Money Market Fund has adopted a so-called "defensive" plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act ("Money Market Class A Plan"). No fees are paid by the Fund under this Plan. The Underwriter of the Fund may, at its discretion, pay a fee to certain Dealers for distribution services and administrative support services. These fees (if any) are covered by the Plan only if they are deemed to be paid indirectly by the Fund. The services covered by the defensive Money Market Class A Plan may include, but shall not be limited to, providing office space, equipment, telephone facilities and various personnel including clerical, supervisory and possibly computer, as is necessary or beneficial to establish and maintain Class A shareholder accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations and addresses and providing such other services as the Fund may reasonably request. The schedules of fees (if any) and the basis upon which such fees will be paid are determined from time to time by the Underwriter.

      The Underwriter has the right to select, in its sole discretion, Dealers to participate in the Money Market Class A Plan and has the right to terminate with or without cause and in its sole discretion any agreement with a Dealer. Any agreement may be terminated, without penalty, at any time, by a vote of a majority of the Independent Directors upon not more than 60 days' written notice to any Dealer, or by vote of a majority of the outstanding Class A voting securities of Tax-Exempt Money Market Fund, or upon notice by the Underwriter.

      Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

                        DETERMINATION OF NET ASSET VALUE

ALL FUNDS EXCEPT CASH MANAGEMENT FUND, LIFE SERIES CASH MANAGEMENT FUND AND TAX-EXEMPT MONEY MARKET FUND.

      For each Fund, other than the Cash Management Fund, the Life Series Cash Management Fund, and the Tax-Exempt Money Market Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund's Board. In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default. Debt obligations with maturities of 60 days or less are valued at amortized cost.

      "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

CASH MANAGEMENT FUND, LIFE SERIES CASH MANAGEMENT FUND AND TAX-EXEMPT MONEY MARKET FUND.

      Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in each Fund's Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      Each Fund's Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 13 months, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and record keeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

EMERGENCY PRICING PROCEDURES FOR ALL FUNDS.

      Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

      In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

           (a) In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge, New Jersey offices prior to the close of regular trading on the NYSE; and

           (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. On business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

                        ALLOCATION OF PORTFOLIO BROKERAGE

      The Adviser or Subadviser, as applicable, may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. In agency transactions, the Funds generally pay brokerage commissions. In principal transactions, the Funds may pay a dealer commission, "mark-up," or selling concession. In the case of a riskless principal transaction, the Funds may pay a "commission" if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission. The Funds may purchase certain money market instruments directly from an issuer without paying commissions or discounts.

      In purchasing and selling portfolio securities on behalf of a Fund, the Adviser or Subadviser, as applicable, will seek to obtain best execution. A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a Subadviser, to either the Adviser or Subadviser. Additionally, when directed by the Board, the Adviser or Subadviser, as applicable, also uses dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser both for research purposes and to analyze and report to the Fund's Board a Fund's performance relative to other comparable funds. The Subadviser may use research obtained with commissions to service their other clients.

      In selecting the broker-dealers to execute a Fund's portfolio transactions, the Adviser or Subadviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing Fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of a Fund.

      The Adviser or Subadviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Family of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board.

                     PERFORMANCE INFORMATION AND ADVERTISING

PERFORMANCE INFORMATION.

      A Fund may advertise its total return as discussed below. A Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors that include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

           T=[(ERV/P)^(1/n)]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

           (ERV-P)/P  = TOTAL RETURN

      Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, the Fund will deduct the maximum sales charge of 5.75% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                 n
           P(1+T) = ATVD

      An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                 n
           P(1+T) = ATVDR

      Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

      Each Fund may also advertise its yield as discussed below. Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interested earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

      Tax-equivalent yield during the base period may be presented in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting a Fund's tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal to the Fund's tax-exempt yield.

      To calculate a taxable bond yield that is equivalent to a tax-exempt bond yield (for federal tax purposes), shareholders may use the following formula:

             Tax Free Yield
         --------------------
         1 - Your Tax Bracket                  = Taxable Equivalent Yield

      To calculate a taxable bond yield that is equivalent to a tax-exempt bond yield (for state and federal tax purposes), shareholders may use the following formula:

            Tax Free Yield
----------------------------------------------------------------------------
1 - [[(1-Your Federal Tax Bracket) x State Rate] + Your Federal Tax Bracket]

= Taxable Equivalent Yield


      The Cash Management Fund, Life Series Cash Management Fund, and Tax-Exempt Money Market Fund may advertise current yield quotations based on its daily dividends. Each Fund declares dividends daily and pays dividends monthly from net investment income.

      For purposes of current yield quotations, dividends per share for a seven-day period are annualized (using a 365-day year basis) and divided by each Fund's average net asset value per share for the seven-day period. The current yield quoted will be for a recent seven-day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing a Fund's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

      In addition to providing current yield quotations, each Fund provides effective yield quotations for a base period return of seven days. Each Fund may also advertise yield for periods other than seven days, such as thirty days or twelve months. In such cases, the formula for calculating seven-day effective yield will be used, except that the base period will be thirty days or 365 days rather than seven days. An effective yield quotation is determined by a formula that requires the compounding of the unannualized base period return.
Compounding is computed by adding 1 to the annualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

                           CREDIT RATINGS INFORMATION

STANDARD & POOR'S ("S&P") LONG-TERM CREDIT RATINGS.
---------------------------------------------------

      S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

      - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      -    Nature of and provisions of the obligation; and

      - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI The rating "CI" is reserved for income bonds on which no interest is being paid.

      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") LONG-TERM CREDIT RATINGS.
---------------------------------------------------------------------

      Moody's issues the following credit ratings to long-term bonds and preferred stock.

      Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Bad Bonds, which are rated "Bad", are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds, which are rated "B" generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      CAE Bonds, which are rated "CAE", are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P CREDIT RATINGS FOR COMMERCIAL PAPER.
----------------------------------------

      An S&P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

      A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

      A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

      B Issues rated `B' are regarded as having only speculative capacity for timely payment.

      C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

      D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S SHORT-TERM CREDIT RATINGS.
----------------------------------

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      PRIME 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           o    Leading market positions in well-established industries.

           o    High rates of return on funds employed.

           o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME 2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      PRIME 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P'S RATINGS GROUP SHORT-TERM ISSUE CREDIT RATINGS.
----------------------------------------------------

      S&P issues the following credit ratings for short-term debt issues. These ratings reflect the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

           - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

           - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

      SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

      SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM MUNICIPAL DEBT CREDIT RATINGS.
-------------------------------------------------

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protections are ample, although not as large as in the preceding group.

      MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

      SG  This  designation  denotes   speculative-grade  credit  quality.  Debt
instruments in this category may lack sufficient margins of protection.

                               GENERAL INFORMATION

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for the Global and Life Series International Funds, and employs foreign sub-custodians to provide custody of foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the Global and Life Series International Funds and employs foreign subcustodians to provide custody of their foreign assets.

      AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

     LEGAL  COUNSEL.   Kirkpatrick  &  Lockhart   Nicholson   Graham  LLP,  1800
Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Funds.

      TRANSFER AGENT. Administrative Data Management Corp. ("ADM"), 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. ADM provides services to accounts that includes, but is not limited to, opening and closing non-retirement and retirement accounts, transacting purchases, redemptions and exchanges, issuing checks, issuing tax statements, and issuing account statements. ADM receives fees from the Funds that are based upon a per transaction basis in accordance with a fee schedule that is approved by the Board of the Funds. In addition, the Funds reimburse ADM for its out-of-pocket costs including, but not limited to, the costs of postage, forms, envelopes, telephone lines and other similar items. The Transfer Agent's telephone number is 1-800-423-4026.

      First Investors Federal Savings Bank ("FIFSB") acts as custodian on individual retirement accounts ("IRAs") that are opened through ADM. FIFSB charges an annual custodial fee for each IRA shareholder account it services. These custodial fees are currently being paid by the Funds but the Funds reserve the right to discontinue this practice.

      SHAREHOLDER LIABILITY. The First Investors Series Fund, First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors U.S. Government Plus Fund, and Executive Investors Trust are organized as "Massachusetts business trusts." Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Fund's Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. Each Fund's Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund. Each Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. Each Fund's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

                                   APPENDIX A

                                      TAXES

      The following is a general discussion of the federal tax laws that apply to the First Investors Funds. The discussions of the tax treatment of distributions and distributions of shares, taxation of the Funds in general and special rules for tax exempt Funds (Sections C, D and E) are not applicable for Funds that you have purchased through an individual retirement account, a 403(b) account, a 401(k) plan, a variable annuity contract, a variable life insurance policy, or other tax-deferred investment vehicle. If you have purchased Fund shares through a variable annuity contract or a variable life insurance policy, you should also review the prospectus and statement of additional information ("SAI") for that product for information concerning taxes. If you have purchased shares of a Tax Exempt Fund (see "E. Special Rules for Tax-Exempt Funds" below), you should read the prospectus and SAI of that Fund for information concerning state and local tax considerations.

      A.   Compliance with Subchapter M of the Code
           ----------------------------------------

      Each Fund has elected to be, and has qualified for treatment as a, regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To continue qualifying for treatment as a RIC, a Fund which is treated as a separate corporation for federal tax purposes, must meet the following requirements each taxable year:

      (1) The Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid);

      (2) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies;

      (3) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and

      (4) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses.

      If a Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for that treatment for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including exempt-interest dividends (see "E. Special Rules for Tax-Exempt Funds" below) and distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                     II-A-1

      B.   Compliance with Subchapter L of the Code
           ----------------------------------------

      Each Fund that serves as an underlying funding vehicle for an insurance company separate account (I.E., each series of the First Investors Life Series
Fund) (each, a "Life Series Fund) must also comply with the diversification requirements imposed on such accounts by section 817(h) of the Code and the regulations thereunder (collectively "Subchapter L"). These requirements, which are in addition to the diversification requirements under Subchapter M of the Code (described above), applicable to all Funds, place certain limitations on the assets of each separate account -- and of each Life Series Fund, because Subchapter L treats the assets of a Life Series Fund as assets of the related separate account -- that may be invested in securities of a single issuer or a small number of issuers.

      Specifically, Subchapter L provides that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a separate account's total assets may be represented by one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer.
Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities, and securities of other RICs.

      The failure of a Life Series Fund to satisfy the Subchapter L diversification requirements would result in taxation of First Investors Life Insurance Company and treatment of its contract holders and policy owners other than as described in the prospectuses of its separate accounts. Specifically, the internal earnings within the contracts and policies could be immediately taxable rather than tax-deferred.

      C.   General Tax Treatment of Distributions and Dispositions of Shares
           -----------------------------------------------------------------

      Dividends a Fund distributes to its shareholders that are derived from taxable dividends and interest it receives on its investments (other than exempt-interest dividends described in "E. Special Rules for Tax-Exempt Funds") together with distributions from net short-term gain and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from a Fund's net capital gain are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

      A portion of the dividends from a Fund's investment company taxable income may be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income" that individuals receive through 2008 (enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act") and the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Fund receives from U.S. corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period, debt-financing, and other restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid and on each shareholder with respect to the Fund shares on which the Fund dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Pursuant to the 2003 Act, a Fund's distributions that are attributable to net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, also are subject to a 15% maximum federal income tax rate for individual shareholders.

                                     II-A-2

      Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      Any capital gain an individual shareholder recognizes on a redemption or exchange through 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate enacted by the 2003 Act. If Fund shares are sold at a loss after being held for six months or less, any loss that is not disallowed (see "E. Special Rules for Tax-Exempt Funds" below) will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Dividends a Fund pays to a foreign shareholder generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Pursuant to the recently enacted American Jobs Creation Act of 2004, however, "interest-related dividends" and "short-term capital gain dividends" a Fund properly designates and pays to foreign investors with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008, will not be subject to that withholding tax.

      D.   Taxation of the Funds in General
           --------------------------------

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary taxable income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest a Fund receives, and gains a Fund realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid. Pursuant to any such election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources ("foreign source income") as the shareholder's own income from those sources, and (3) could either use the foregoing information in calculating the tax credit against the shareholder's federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income. If a Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign-source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      If a Fund invests in the stock of "passive foreign investment companies" ("PFICs"), special tax rules apply. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any "excess


                                     II-A-3
distribution" it receives on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" described above.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain - which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      A Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over a Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      If a Fund invests in zero coupon or other securities issued with original issue discount, the Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, each Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as qualifying income under the Income Requirement.

      Some futures, foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) in which the Funds invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (I.E., treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any "mixed straddle" (i.e., a straddle the Fund

                                     II-A-4
clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

      Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (E.G., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund's section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

      Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

      If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to its basis in the subject securities or futures contract.

      If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after

                                     II-A-5
that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      E.   Special Rules for Tax-Exempt Funds
           ----------------------------------

      Special rules apply to the dividends paid by the Funds that invest primarily in tax-exempt municipal securities ("Tax-Exempt Funds").

      The portion of the dividends a Tax-Exempt Fund pays equal to the excess of its excludable interest over certain amounts disallowed as deductions (thus excluding distributions of net short-term gain and net capital gain) will qualify as "exempt-interest dividends" and thus will be excludable from gross income for federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Tax-Exempt Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from a Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of exempt-interest dividends under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

      If shares of a Tax-Exempt Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

      Tax-exempt  interest  paid on  certain  private  activity  bonds  ("PABs")
(including, to the extent a Tax-Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax. Exempt-interest dividends a corporate shareholder receives also may be indirectly subject to that tax without regard to whether a Tax-Exempt Fund's tax-exempt interest was attributable to those bonds. Entities or other persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of a Tax-Exempt Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

      Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (which includes exempt-interest dividends) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Tax-Exempt Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax-Exempt Fund shares is not deductible for federal income tax purposes.

      A Tax-Exempt Fund may invest in municipal bonds that are purchased with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less then the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond, then no market discount is considered to exist. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Any gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, a Tax-Exempt

                                     II-A-6

Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

      If a Tax-Exempt Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Tax-Exempt Fund.


                                     II-A-7

                                   APPENDIX B
                               SHAREHOLDER MANUAL




                                     II-B-1

        [FIRST INVESTORS LOGO]

        SHAREHOLDER MANUAL














A GUIDE TO YOUR
FIRST INVESTORS
MUTUAL FUND ACCOUNT
===================

AS OF JANUARY 31, 2005

INTRODUCTION
First Investors offers a wide variety of mutual funds to meet your financial needs. New client accounts must be established through your registered representative. While your registered representative is available to service your account on an ongoing basis, once you have established an account, you can contact us at 1(800)423-4026 directly for account services.

This easy-to-follow guide tells you how to contact us and explains our policies and procedures. The policies and procedures referenced in this manual are subject to change.

If you purchase First Investors Funds through an omnibus account of a broker-dealer or group retirement plan, you must process purchases and redemptions through your broker-dealer or plan trustee. We cannot take instructions directly from you. If your order is placed through Fund/SERV, you must contact your broker-dealer to determine which privileges are available to you.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors mutual fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.
================================================================================

TABLE OF CONTENTS

WHO WE ARE. . . . . . . . . . . . . . . . . . . . . . . . . . 1

WHEN WE ARE OPEN FOR BUSINESS . . . . . . . . . . . . . . . . 1

HOW TO CONTACT US ........................................... 1

HOW FUND SHARES ARE PRICED .................................. 1

HOW TO OPEN AN ACCOUNT
   o  General Customer Identification Requirements .......... 1
   o  Specific Account Requirements ......................... 2
        Non-Retirement Accounts ............................. 3
        Retirement Accounts ................................. 4

HOW TO BUY SHARES
   o  Placing Your Purchase Order ........................... 5
   o  Paying For Your Order ................................. 6
        By Check ............................................ 6
        By Money Line ....................................... 6
        By Automatic Payroll Investment ..................... 7
        By Federal Funds Wire Transfer ...................... 8
        By Distribution Cross-Investment .................... 8
        By Systematic Withdrawal Plan Payment Investments ... 8
   o  Choosing Between Share Classes ........................ 9
        Class A Shares ...................................... 9
        Class B Shares ..................................... 12
   o  Minimum Initial Investment Requirements .............. 13
   o  Additional Investments ............................... 14

HOW TO SELL SHARES
   o  Written Redemptions .................................. 14
   o  Telephone Redemptions ................................ 15
   o  Electronic Funds Transfer Redemptions ................ 16
   o  Systematic Withdrawals ............................... 16
   o  Expedited Wire Redemptions ........................... 17
   o  Money Market Draft Check Redemptions ................. 17
   o  Redemptions-In-Kind .................................. 18

HOW TO EXCHANGE SHARES
   o  Exchange Conditions .................................. 18
   o  Telephone Exchanges .................................. 20
   o  Written Exchanges .................................... 20

WHAT ARE THE FUNDS' POLICIES ON FREQUENT
TRADING .................................................... 21

WHEN SIGNATURE GUARANTEES ARE REQUIRED...................... 21

STATEMENTS & REPORTS
   o  Transaction Confirmation Statements .................. 22
   o  Prospectuses ......................................... 23
   o  Master Account Statements ............................ 23
   o  Annual and Semi-Annual Reports ....................... 23

DIVIDENDS & DISTRIBUTIONS .................................. 24

TAXES & FORMS .............................................. 25

OTHER POLICIES & SERVICES
   o  Telephone Exchange & Redemption Privileges ........... 26
   o  Share Certificates ................................... 26
   o  Name Changes ......................................... 27
   o  Transferring Ownership of Shares ..................... 27
   o  Householding of Disclosure Documents ................. 27
   o  Missing or Incorrect TINS and Returned Mail .......... 28
   o  Your Privacy ......................................... 28

CONTACT INFORMATION
   o  Our Shareholder Services Department .................. 29
   o  E-Mail ............................................... 30
   o  Web Access ........................................... 30

     WHO WE ARE

     First Investors is a mutual fund family. We offer a wide array of stock, bond and money market funds ("FI Funds" or "Funds") that are distributed through our affiliated broker, First Investors Corporation ("FIC"), and selected non-affiliated broker-dealers. We pride ourselves on providing financial services with a "personal touch."

     WHEN WE ARE OPEN FOR BUSINESS

     We are open for business every day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Days"). The NYSE is closed on most national holidays and Good Friday.

     HOW TO CONTACT US

     You may call or write us at the telephone numbers or addresses set forth in "Contact Information."

     As discussed in that section of this manual, we also accept e-mail communications for limited purposes and make information available to you via our web site. We do not accept purchase, redemption, exchange or other account instructions via e-mail.

     HOW FUND SHARES ARE PRICED

     Each FI Fund prices its shares each Business Day. The share price is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

     The Fund prices are generally listed later in the evening on the First Investors web site (www.firstinvestors.com). The prices for our larger Funds are also reported the next day in many newspapers, including The Wall Street Journal and The New York Times.

     In pricing its shares, each Fund, other than our money market funds, calculates the net asset value ("NAV") of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class.

     Our money market funds attempt to maintain a stable $1.00 per share for each share class by valuing their assets using the amortized cost method. The NAVs of these Funds could nevertheless decline below $1.00 per share.

     The price that you will pay for a share is the NAV plus any applicable front-end sales charge (the "public offering price"). The price you receive if you redeem or exchange your shares is the NAV less any applicable contingent deferred sales charge ("CDSC").

     The processing and price date for a purchase, redemption or exchange depends upon how your order is placed (see "How To Buy Shares" and "How To Exchange Shares").

     Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

     HOW TO OPEN AN ACCOUNT

o    GENERAL CUSTOMER IDENTIFICATION REQUIREMENTS

     The USA PATRIOT Act requires mutual funds, broker-dealers, and other financial institutions to obtain, verify and record information that identifies each customer who opens a new account. To comply with these requirements, we must obtain certain information about a new customer before we can open a new account for the customer, including the customer's name, residential street address, date of birth (in the case of a natural person), social security or taxpayer identification number ("TIN"), and citizenship status. Additional information may be required in certain circumstances.

     The starting point in the process is the completing of an account application. If you are opening an account through FIC, you must first complete and sign a

     Master Account Agreement ("MAA") unless your account is part of a group retirement plan. Your registered representative will assist you in completing the MAA, explain our product line and services, and help you select the right investments. You may also purchase shares through any broker-dealer that has a sales agreement with FIC. If you are opening a FI fund account through a broker-dealer other than FIC, you will generally be required to complete a non-affiliated broker-dealer account application ("BAA") unless your account is established through Fund/SERV. If your account is being established through Fund/SERV, you may need to complete a BAA and other documents for certain privileges; you must contact your broker-dealer to determine which privileges are available to you.

     Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. Such a fee is in addition to the fees and charges imposed by the Funds that are discussed in this Manual. The amount and applicability of such a fee is determined and disclosed to customers by each individual broker-dealer. Processing or service fees typically are fixed dollar amounts and are in addition to the sales and other charges described in the prospectus and the statement of additional information. Your broker-dealer will provide you with specific information about any processing or service fees you will be charged.

     As described more fully below, to satisfy the requirements of the law, we may also ask for documents that identify the customer, such as a U.S. driver's license, passport, or state or federal government photo identification card. In the case of a customer that is an entity, we may also ask for a document that identifies the customer, such as articles of incorporation, a partnership agreement, or a trust instrument, as well as information concerning the person or persons who have authority over the account.

     Once we have received your application and such other information as is required, we will attempt to verify your identity using a consumer reporting agency or documentary evidence. If we are unable to verify your identity, to our satisfaction, within a maximum of sixty (60) days of opening your account, we will restrict most types of investments in your account. We reserve the right to liquidate your account at the current net asset value within a maximum of ninety (90) days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charge or CDSC that you may incur as a result of our decision to liquidate an account. If we redeem your account, we reserve the right to prohibit you from opening another account.

     The foregoing customer information and verification procedures are not applicable to accounts that are opened through omnibus accounts or shareholders of the FI Funds who held accounts as of October 1, 2003, provided that we have their correct names, addresses, social security numbers and birth dates. If existing shareholders have not provided us with such information, we will require additional information from them before we will open new fund accounts for them directly or indirectly through an exchange.

     We will not require you to provide the foregoing customer information or attempt to verify your identity if your broker-dealer is opening a FI Fund account on your behalf through Fund/SERV. In such case, it is your broker-dealer's responsibility to verify your identity. However, you may be required to provide us with certain information and complete certain forms before you can execute transactions directly through us (rather than through your broker-dealer) or obtain certain privileges.


o    SPECIFIC ACCOUNT REQUIREMENTS

     Listed below are the account opening requirements for our most common types of accounts. After you determine the type of account you want to open and the FI Fund(s) you want to purchase, deliver your completed MAA or BAA, supporting documentation and your check, made payable to FIC or the Fund, to your broker-dealer.

     A. NON-RETIREMENT ACCOUNTS

     We offer a variety of "non-retirement" accounts, which is the term used to describe all accounts other than retirement accounts.

     INDIVIDUAL ACCOUNTS may be opened by any adult individual who resides in the U.S. You must certify that you are a legal resident of the U.S. on the MAA or BAA and provide us with your name, residential street address in the U.S. (Army or Fleet Post Office number are acceptable), taxpayer identification number, date of birth, citizenship status, and other such information as may be required by law. If you are not a U.S. citizen, you must also disclose your country of origin and provide a photocopy of an unexpired green card or a photocopy of an identification card with a photograph issued by the U.S. government or a Federal or state agency.

     JOINT ACCOUNTS may be opened by two or more adult individuals who reside in the U.S. Each individual joint tenant is considered a "customer" for purposes of the USA PATRIOT Act. Therefore, each joint tenant must provide the same information that is required for opening an individual account.

     Joint ownership may take several forms - e.g. joint tenants with rights of survivorship, tenants in common, etc. You are responsible for verifying that the type of joint registration you select is valid in your state of residence. If you choose a tenancy in common registration and you do not provide the ownership percentage for each joint owner, the account will be divided equally. If you choose tenants with rights of survivorship, in the event one tenant dies, the account automatically becomes the property of the remaining tenant(s); the account does not pass into the estate of the deceased owner. All joint owners must sign requests to process transactions; however, telephone exchange and redemption requests are accepted from either tenant unless telephone privileges are declined. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions to exchange or sell shares by telephone.

     TRANSFER ON DEATH (TOD) ACCOUNTS are available on all FI Fund accounts in all states (unless held in an omnibus account). TOD accounts allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiary(ies) in the event of the death of all account owners. To establish a TOD account, you must furnish the same information that is required to open an ordinary individual or joint account and also complete a First Investors TOD Registration Request Form.

     It is our policy to include the name of each beneficiary in the account registration. If multiple beneficiaries are named and the names do not fit in the account registration due to space limitations, the TOD designation in the registration will read "Multiple Beneficiaries on File." Confirmation regarding the beneficiary information will be sent to you.

     EDUCATION SAVINGS ACCOUNTS (ESAs) may be opened for a beneficiary by his(her) parent or guardian who resides in the U.S. These accounts allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child). To establish an ESA, the Responsible Individual (the parent or legal guardian) must complete a MAA or BAA and an ESA Application. If someone other than the Responsible Individual is making the initial contribution he or she must sign the ESA Application as the Depositor. The Responsible Individual is considered the customer and must furnish the same information as he or she would provide for an individual account.

     There is an annual custodial fee of $15 for each ESA account, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The bank custodian also reserves the right to increase or modify the fee on prior written notice.

     GIFTS AND TRANSFERS TO MINORS ACCOUNTS may be opened for minors established under the applicable state's Uniform Gifts/Transfers to Minors Act. They are registered under the minor's social security number. We require the name, address, date of birth, citizenship and TIN of both the minor and the custodian on the MAA or BAA.

     CONSERVATORSHIP/GUARDIANSHIP ACCOUNTS may only be opened by legal representatives. To establish a conservatorship or guardianship account, you must complete a MAA or BAA and provide the name, address, date of birth, citizenship status, and TIN of both the minor (ward) and the conservator (or guardian). In addition, you must also furnish a certified copy of the court document appointing you as the conservator/guardian and a First Investors Acknowledgment Form.

     ESTATE ACCOUNTS may be opened by completing an MAA or BAA and providing the name, address, citizenship status, date of birth and TIN of the executor (administrator), the name of the decedent and TIN of the estate. You must also provide an original or certified copy of the death certificate, a certified copy of Letters Testamentary/Administration, and a First Investors Acknowledgment Form.

     CORPORATE ACCOUNTS may be opened for corporations that are organized in the U.S. The entity's name, U.S. business address, and TIN must be provided on the MAA or BAA. If we cannot verify the identity of the entity using non-documentary methods, we will require documentary proof of the existence and identity of the entity, such as a certified copy of the company's complete articles of incorporation signed by the secretary of the corporation, a certificate of good standing issued by the secretary of the state, a government-issued business license, or a bank reference by a U.S. bank on the bank's letterhead. To avoid the risk that we may not be able to verify the identity of an entity by non-documentary means, we recommend that you furnish documentary proof of the entity's existence when you apply to open the account. First Investors Certificate of Authority ("COA") is also required to identify the individuals who have authority to effect transactions in the account.

     PARTNERSHIP ACCOUNTS may be opened for partnerships that are organized in the U.S. You must provide the name of the partnership, U.S. business address and TIN on a completed MAA or BAA along with a complete copy of the partnership agreement, and a completed COA to identify the persons who have authority over the account.

     TRUST ACCOUNTS may be opened for trusts that are formed in the U.S. You must provide the name of the trust, its address, and TIN on a completed MAA or BAA, along with a copy of the complete trust agreement and a COA to identify the persons who have authority over the account.

     For trust and partnership accounts we may waive the requirements of a complete partnership or trust agreement provided that we are given sufficient documentation to properly identify the customer and the individuals who have authority to effect transactions in the account.

     B. RETIREMENT ACCOUNTS

     To open a retirement account, you must not only complete an application with your broker-dealer and furnish the customer identification information required for individual non-retirement accounts, but also complete a product application. Certain retirement products also require the employer to complete a form.

     We offer the following types of retirement plans for individuals and employers:

     INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Conduit
     IRAs.

     IRA FOR MINORS with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.

     SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES OF SMALL EMPLOYERS) for employers.

     SEP-IRAs (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment. SARSEP- IRAs (Salary Reduction Simplified Employee Plan) can be established through trustee-to- trustee transfers.

     403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

     401(k) plans for employers.

     MONEY PURCHASE PENSION & PROFIT SHARING (MPP/PSP) plans for sole proprietors and partnerships.

     There is an annual custodial fee of $15 for each IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The bank custodian also reserves the right to increase or modify the fee on prior written notice.

     HOW TO BUY SHARES

o    PLACING YOUR PURCHASE ORDER

     Purchases may always be made by written application. Such purchases are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, the Fund you are purchasing must be eligible for sale in your state of residence, all required paperwork must be completed, and payment must be received. If your order is received by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), it will receive that day's public offering price. This procedure applies whether your written order is given to your registered representative and transmitted to our Woodbridge, NJ office or mailed directly by you to our Woodbridge, NJ office.

     As described more fully below, certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both your written application and rollover proceeds. Thus, for example, if it takes thirty (30) days for another fund group to send us your retirement account proceeds, your purchase of FI Funds will not occur until we receive the proceeds.

     Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV. If you place your order with your Representative, your transaction will be processed at that day's public offering price provided that your order is received in our Woodbridge, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), or by our Fund/SERV deadline for orders submitted via the Fund/SERV system. Orders received after these deadlines will be processed at the next Business Day's offering price.

     If you are buying a FI Fund through a broker-dealer other than First Investors Corporation, other requirements may apply. Consult your broker-dealer about its requirements.

     All orders placed through a First Investors registered representative must be reviewed and approved by a principal of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

     It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately. A FI Fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and your broker-dealer.

     Each Fund reserves the right to refuse any purchase order, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. We will not accept purchases into an account after we have been notified that the account owner is deceased in the absence of proof that the purchases are lawful.

     With the exception of our money market funds, each FI Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. As described more fully in our policy on frequent trading (see "What Are The Funds' Policies On Frequent Trading"), it is our policy to refuse to accept purchase orders from investors who we believe intend to engage in short-term market timing transactions. We monitor purchase orders in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect performance of a Fund for long- term shareholders.

o    PAYING FOR YOUR ORDER

     Payment is due within three (3) Business Days of placing an order or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your order, you may open a money market account and use it to pay for subsequent purchases.

     Purchases made pursuant to our Automatic Investment Programs are processed as follows:

     o Money Line purchases are processed on the date you select on your application (or the Business Day following a weekend or holiday); and

     o Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

     We accept the following forms of payment in U.S. funds:

     o Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FIC;

     o Money Line and Automatic Payroll Investment electronic funds transfers;

     o    Federal Funds wire transfers; and

     o    ACH transfers.


     We DO NOT accept:

     o    Third Party Checks;

     o    Traveler's Checks;

     o    Checks drawn on foreign banks;

     o    Money Orders;

     o    Cash;

     o    Post Dated Checks; and

     o Starter Checks (checks without a pre- printed customer name) or Second Party Checks except from customers who have active FI Fund accounts which have been in existence for at least three (3) months.

     BY CHECK
     You can send us a check for purchases under $500,000. If you are opening a new FI Fund account, your check must meet the FI Fund minimum. When making purchases to an existing account, include your FI Fund account number on your check. Investments of $500,000 or more must be made via Federal Funds wire transfer, unless we are contacted in advance and agree to waive this requirement.

     BY MONEY LINE
     With our Money Line program, you can invest in a FI Fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $50,000 a month through Money Line.

     You select the payment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually, annually, or the last day of the month).

     The Money Line investment date you select is the date on which shares will be purchased. If the investment date falls on a weekend or holiday, shares will be purchased on the next Business Day. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO (2) BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

     Money Line service is prohibited on FI Fund accounts with foreign addresses.

     How To Apply for Money Line:

     1: Complete the Electronic Funds Transfer ("EFT") section of the application and provide complete bank account information. Attach a pre-printed voided check, pre-printed deposit slip or account statement.

     All shareholders' and bank account owners' signatures must be guaranteed. PLEASE ALLOW AT LEAST TEN (10) BUSINESS DAYS FOR INITIAL PROCESSING.

     2: Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.

     3: Submit the paperwork to your registered representative or:

     For Express Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        581 MAIN STREET
        WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        P.O. BOX 5198
        WOODBRIDGE, NJ 07095-0916

     How To Change a Money Line:
     To change investment amounts, reallocate, suspend or cancel Money Line, you must notify us at least five (5) Business Days prior to the investment date.

     You may write or call Shareholder Services at 1 (800) 423-4026 to:

     o Discontinue, or suspend for up to six (6) months, your Money Line service;

     o    Decrease the payment to the minimum amount of $50 per month; and

     o Change the date or frequency of the Money Line payment without increasing the total dollar amount.

     In addition, provided that you have not declined telephone exchange and redemption privileges, you may telephone us to:

     o Reallocate Money Line to a new or existing account with the same registration; and

     o Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided the bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations are different.

     For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp. To change from one bank to another or change your bank account number you must also complete and return a new Money Line application, and attach a pre-printed voided check, pre-printed deposit slip or account statement. Allow at least ten (10) Business Days for the change to become effective.

     A medallion signature guarantee (see "When Signature Guarantees Are Required") is required to increase a Money Line payment by $25,000 or more. Money Line service will be cancelled upon notification that all fund account owners are deceased. We reserve the right to liquidate your account upon sixty (60) days' notice if you cancel the Money Line prior to meeting the minimum initial investment of the fund.

     BY AUTOMATIC PAYROLL INVESTMENT
     With our Automatic Payroll Investment service ("API") you can systematically purchase shares by payroll deduction with as little as $50 a month or $600 each year. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

     Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

     How To Apply for API:
     1:  Complete an API Application.

     2:  Complete an API Authorization Form.

     3: Complete the government's Direct Deposit Sign-up Form if you are receiving a government payment.

     4:  Submit the paperwork to your registered representative or:


     For Express Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        581 MAIN STREET
        WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send it to:
        ADMINISTRATIVE DATA MANAGEMENT CORP.
        P.O. BOX 5198
        WOODBRIDGE, NJ 07095-0916

     BY FEDERAL FUNDS WIRE TRANSFER
     You may purchase shares via a Federal Funds wire transfer from your bank account into your EXISTING FI Fund accounts. Investments of $500,000 or more must be purchased by a Federal Funds wire. Each incoming Federal Funds wire transfer from outside the U.S. will be subject to a $20 fee.

     To wire funds to an existing FI Fund account, you must call 1(800)423-4026 and provide us with the Federal Funds wire reference number, amount of the wire, and the existing account number(s) to be credited. To receive credit for the wire on the same day as it is received, the above information must be given to us beforehand and we must receive the wire by:

     o    12:00 p.m. Eastern Time for money market funds; and

     o close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for all the other FI Funds.

     If we receive a wire and you have not given us proper notification beforehand, your purchase will not occur until we receive all the required information. For information about when you start earning dividends, please see "Dividends & Distributions".

     Instruct your bank to wire your investment, as applicable, to:

     Cash Management Fund - Class A
     Bank of New York
     ABA  #021000018
     FI Cash Mgmt. Account 8900005696
     For Further Credit To: Your Name
     Your First Investors Account #

     Tax-Exempt Money Market Fund - Class A
     Bank of New York
     ABA #021000018
     FI Tax Exempt Account 8900023198
     For Further Credit To: Your Name
     Your First Investors Account #

     All other existing FI Fund accounts:
     FI Fund (specify fund name & class of shares)
     First Investors Federal Savings Bank
     ABA# 221272604
     Credit: FST Investors FED
     Account # 03060000142
     For Further Credit To: Your Name
     Your First Investors Account #


     BY DISTRIBUTION CROSS-INVESTMENT
     You can invest the dividends and capital gains from one FI Fund account, excluding the money market funds, into another FI Fund account in the same class of shares. The shares will be purchased at the net asset value on the record date of the distribution.

     o You must invest at least $50 a month or $600 a year into a new FI Fund account; and

     o A signature guarantee is required if the ownership on both accounts is not identical.

     You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

     BY SYSTEMATIC WITHDRAWAL PLAN PAYMENT
     INVESTMENTS

     You can invest Systematic Withdrawal Plan payments (see "How To Sell Shares") from one FI Fund account in shares of another FI Fund account in the same class of shares.

     o Payments are invested without a sales charge (except for payments attributable to Class A shares subject to a CDSC that are being invested into the First Investors Cash Management or Tax-Exempt Money Market Funds);

     o A signature guarantee is required if the ownership on both accounts is not identical;

     o You must invest at least $600 a year when investing into a new FI Fund account; and

     o    You can invest on a monthly, quarterly, semi-annual, or annual basis.

     Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

o    CHOOSING BETWEEN SHARE CLASSES

     All FI Funds are available in Class A and Class B shares. It's very important to specify which class of shares you wish to purchase when you open a new account. FI Fund account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share distribution cross-investment.

     Each class of shares has its own cost structure. Class A shares have a front-end sales charge. Class B shares may have a CDSC. While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. As a result, different classes of shares in the same FI Fund generally have different prices. The principal advantages of Class A shares are that they have lower overall expenses, quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset.

     Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single fund account, unless we are contacted before the order is placed and we agree to accept it. This policy applies to omnibus accounts as well as individual accounts. For investments of less than $100,000, the class that is best for you depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

================================================================================
CLASS A SHARES

When you buy Class A shares, you pay the offering price - the net asset value of the FI Fund plus a front-end sales charge. The front-end sales charge declines with larger investments.
--------------------------------------------------------------------------------
CLASS A SALES CHARGES
------------------------------------------------------------------------
                              AS A % OF          AS A % OF YOUR
   YOUR INVESTMENT         OFFERING PRICE *       INVESTMENT *

  less than $100,000           5.75%                6.10%
  $100,000 - $249,999          4.50%                4.71%
  $250,000 - $499,999          3.50%                3.63%
  $500,000 - $999,999          2.50%                2.56%
  $1,000,000 or more              0%**                 0%**


* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%. As described below, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased without a front-end sales charge pursuant to a sales charge waiver privilege. As also described below, any applicable CDSC may be waived under certain circumstances.

--------------------------------------------------------------------------------

     As discussed below, we offer several ways in which you may qualify for a sales charge discount or waiver. If you qualify for a sales charge discount or waiver, you must ensure that your broker-dealer knows this. If you are purchasing shares through an omnibus account with a broker-dealer, we will not be aware that you are entitled to a discount or waiver. It is the responsibility of your broker-dealer to advise us of any discount or waiver that you qualify for at the time the purchase order is placed. If you are sending us money directly, include a written statement with your check explaining which privilege applies. If you fail to advise your broker-dealer or us that you are eligible for a discount or waiver, you may not receive the reduction or waiver.

     DISCOUNTS AVAILABLE THROUGH RIGHTS OF ACCUMULATION AND LETTERS OF INTENT

     You may qualify for a Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of FI Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge (Class A shares of our money market funds are not included if they have been purchased directly without a sales charge, and shares held in a group qualified plan are not included). For example, if you already own shares of First Investors Funds valued at $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

     In computing your sales charge discount level, you are also entitled to receive credit for the current values of FI Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm. Accounts maintained with different broker-dealers of record and/or different addresses will not be combined for discount purposes and will be recorded under separate customer account numbers.

     If you reside in an apartment, office, or similar multi-tenant building, your address of record for discount purposes includes your individual unit numbers or designations. Thus, the accounts of shareholders who reside in different apartments, office suits, or units within the same building will not be combined for discount purposes.

     You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can include all Eligible Accounts which share your address of record and are serviced by the same broker-dealer firm at the time you enter into the LOI. Your request for an LOI must be in writing and must specify not only the amount of the LOI but all Eligible Accounts that you wish to cover. You can choose to cover persons who live at your address who may open accounts with your broker-dealer during the period of the LOI. You must provide the names and social security numbers of such persons. Once an LOI is established, it cannot be amended to add Eligible Accounts that were not specified initially. Nor can an LOI be "back-dated" to cover prior purchases.

     You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI. Once an LOI is established, a change of address or legal ownership of an account will not affect the LOI. However, a change of broker-dealer will terminate the LOI. If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account before the LOI is complete, the LOI will be terminated on all customers' accounts and the sales charges on all purchases made under the LOI will be adjusted. If an address or ownership is subsequently changed on one account of one of the customers covered by an LOI, the account will remain under the LOI and future purchases made during the LOI period will receive the reduced sales charge as long as all owners have the same broker-dealer on their accounts.

     By purchasing under an LOI, you agree to the following:

     o You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

     o You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

     o Although you may exchange all your shares among the FI Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

     For purposes of shareholders who invest through a broker-dealer, your address of record with your broker-dealer is considered your address of record for ROA purposes.

     To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, we or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

     Investments in 401(k) plans and other group retirement plans are not considered for purposes of ROA or LOI discounts.

     CLASS A SALES CHARGE WAIVERS

     Class A Shares May be Purchased Without a Sales Charge:

     1: By a current registered representative, employee, officer, director, or trustee of the Funds, FIC, or their affiliates ("FI Associate"), the spouse, children and grandchildren of such FI Associate provided that they reside at the same address and they maintain their account at FIC ("Eligible Relatives"), and any other person who maintains an account that has been coded as an associate account since January 30, 2004. The accounts of such persons are referred to as "Associate Accounts".

     2: By a former FI Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a FI 401(k) or FI Profit Sharing Plan account into a FI Fund account.

     3: When Class A share fund dividends and distributions are reinvested in Class A shares.

     4: When Class A share Systematic Withdrawal Plan payments are automatically reinvested in Class A shares (Class A shares of our money market funds are not included if they have been purchased directly without a sales charge).

     5: When qualified retirement plan loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

     6: When a group qualified plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.*

     7: By a group qualified plan with 100 or more eligible employees or $1,000,000 or more in assets. *

     8: In amounts of $1 million or more. *

     9: By individuals under a Letter of Intent or Rights of Accumulation of $1 million or more.*

     10: When you are reinvesting, within the same Customer Account, proceeds greater than or equal to $1,000, of a redemption, within the prior six (6) months, from Class A shares of a FI Fund, on which you paid a front end sales charge. You must notify us in writing that you are eligible for this privilege. This privilege does not apply to investments of systematic withdrawals, automated payments such as Money Line and API, and contributions to 403(b), SEP-IRA, SIMPLE-IRA or SARSEP-IRA accounts. If you are opening or reactivating an account, your investment must meet the Fund's minimum investment policy. This privilege does not apply to accounts that are redeemed after 90 days due to a client not verifying his or her identity to our satisfaction.

     * FOR ITEMS 6 THROUGH 9 ABOVE, A CDSC OF 1.00% WILL BE DEDUCTED FROM SHARES WHICH ARE REDEEMED WITHIN 24 MONTHS OF PURCHASE.

     Investments through 401(k) accounts and other group plans are not counted for determining the ROA discounts of individual investments in the Funds.

     Include a written statement with your purchase order explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

     SPECIAL CLASS A SALES CHARGE DISCOUNTS

     Sales Charges on Class A Shares May be Reduced for:

     1: A group qualified retirement plan with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

     2: Certain unit trust holders ("unitholders") whose trust sponsors have made special arrangements with First Investors for a sales charge discount. Unitholders of various series of New York Insured Municipal-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and Municipal Insured National Trust, may buy Class A shares of a FI Fund with unit distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1%.

     CLASS B SHARES

     Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within six
     (6) years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a six (6) year period, as shown in the chart below.

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
---------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE OR
                                                NAV AT REDEMPTION*
Within the 1st or 2nd year                             4%
Within the 3rd or 4th year                             3%
In the 5th year                                        2%
In the 6th year                                        1%
Within the 7th year and 8th year                       0


*Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
--------------------------------------------------------------------------------

     COMPUTATION OF CONTINGENT DEFERRED SALES CHARGES:

     If Class A or Class B shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares".

     Anytime you sell shares that were purchased with a CDSC, your shares will be redeemed in the following manner:

     FIRST- Shares representing dividends and capital gains;

     SECOND- Shares on which the CDSC has expired; and

     THIRD- Shares held the longest.

     For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

     WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

     Any CDSC on Class A and Class B shares does not apply to:

     1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

     2: Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability. Proof of death or disability is required.

     3: Distributions from employee benefit plans due to plan termination.

     4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

     5: Annual redemptions of up to 8% of your account's value redeemed by a Systematic

     Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

     6: Redemptions by the Fund when the account falls below the minimum.

     7: Redemptions to pay account fees.

     8: Required minimum distributions upon reaching required minimum age 701/2 provided you have held the shares for at least three (3) years.

     If you reinvest proceeds greater than or equal to $1,000 from a redemption within the prior six (6) months of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid. If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid. Your reinvestment must meet a Fund's minimum investment requirement if made into a zero balance account. This privilege does not apply to investments of systematic withdrawals, automated payments such as Money Line and API, and contributions to 403(b)s, SEP-IRAs, SARSEP-IRAs or SIMPLE-IRAs. In addition, this privilege does not apply to clients whose accounts are redeemed due to their inability to verify their identity to our satisfaction.

     Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

     CONVERSION TO CLASS A SHARES:

     Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after eight (8) years, reducing future annual expenses.

     1: Conversions will be made into existing Class A share fund accounts provided the accounts have identical ownership and the same broker-dealer. If you do not own an identically registered Class A share fund account with the same broker-dealer, a new Class A share fund account will be established.

     2: All automated payments including Money Line, Automatic Payroll Investment, and other regularly scheduled retirement investment programs, will continue to be invested into the Class B share fund account after the initial conversion.

     3: Systematic withdrawals and required mini- mum distributions will continue to be made from the Class B share fund account after the initial conversion provided there are a sufficient number of Class B shares. If the Class B share account has insufficient shares to satisfy a sched- uled distribution, ADM will contact the share- holder for further instruction. The systematic withdrawal programs and required minimum distributions will move to Class A share fund accounts if the conversion closes the Class B share fund account.

     4: If dividends and/or capital gains from a Class B share fund account are cross-reinvested into another Class B share fund, the service will remain in effect after the conversion provided shares remain in the source account. The cross- reinvestment option will not automatically move to Class A share fund accounts. Dividends and capital gains earned on Class A shares purchased as a result of the conversion will be reinvested.

     5: Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share fund accounts will also be assigned to the new Class A share fund accounts.

o    MINIMUM INITIAL INVESTMENT REQUIREMENTS

     Your initial investment in a non-retirement or ESA fund account may be as little as $1,000. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion. These minimums are waived if you use one of our Automatic Invest- ment Programs (see "Paying For Your Order").

     As described in the prospectuses of the Funds, we reserve the right to impose fees of $25 per fund account on accounts with balances that are below the minimum account requirements or to close accounts without your consent on sixty (60) days' prior notice.

o    ADDITIONAL INVESTMENTS

     Once you have established an account, you generally can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing FI Fund accounts. Remember to include your FI Fund account number on your check made payable to FIC or the Fund.


     For Express Mail, send checks to:
     FIRST INVESTORS CORPORATION
     ATTN: DEPT. CP
     581 MAIN STREET
     WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send checks to:
     FIRST INVESTORS CORPORATION
     ATTN: DEPT. CP
     P.O. BOX 5198
     WOODBRIDGE, NJ 07095-0916


     HOW TO SELL SHARES
     You can sell your shares on any Business Day. In the mutual fund industry, a sale is referred to as a "redemption". The various ways you can redeem your shares are discussed below. If your shares are held in an omnibus account, these procedures are not applicable. You can only redeem such shares through your broker-dealer. Please consult with your broker-dealer for its requirements. If you place your redemption order with your broker-dealer by the close of regular trading on the NYSE, your transaction will be processed at that day's price (less any applicable CDSC) provided that it is received in good order in our Woodbridge, NJ office by the close of regular trading on the NYSE, or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system. It is your broker-dealer's responsibility to promptly transmit orders to us. Special rules also apply to redemptions from 401(k) and other group retirement accounts; we can only accept redemption instructions from the plan trustee or administrator. Please consult your plan trustee or administrator for its procedures.

     Payment of redemption proceeds generally will be made within seven (7) days of receipt of your order. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to fifteen (15) days from the date of purchase. Unless you have declined telephone privileges, most non-retirement account redemptions can be made by phone by you or your registered representative. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least fifteen (15) days.

     Redemptions of shares are not subject to the fifteen (15) day verification period if the shares were purchased via:

     o    Automatic Payroll Investment;

     o    FIC registered representative payroll checks;

     o    Checks issued by First Investors Life Insurance Company, FIC or ADM;
          and

     o    Federal Funds wire payments.

     For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares unless they are already on file.

o    WRITTEN REDEMPTIONS

     You can make a redemption by sending us a letter of instruction for non-retirement accounts (except ESA accounts) or a liquida- tion request form. A written liquidation request will be processed when received in our Woodbridge, NJ office provided it is in good order.

     If we receive your written redemption request in good order in our Woodbridge, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive that day's price (less any applicable CDSC) for your shares.

     If your redemption request is not in good order or information is missing, we will seek additional information and process the redemption on the Business Day we receive such information.

     To be considered in good order written requests must include:

     1: The name of the FI Fund;

     2: Your account number;

     3: The dollar amount, number of shares or percentage of the account you want to redeem;

     4: Share certificates (if they were issued to you);

     5: Original signatures of all owners exactly as your account is registered or authorized signer(s) as indicated in supporting documen- tation;

     6: Signature guarantees, if required (see "When Signature Guarantees Are Required");

     7: Appropriate distribution form for retirement accounts and ESA accounts; and

     8: Other supporting documentation, as required.

      Shares purchased by check or electronic funds transfer that you have owned for less than fifteen (15) days may only be redeemed by written request. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian before we effect the redemption.

     For your protection, the Fund reserves the right to require additional supporting legal documentation.

     For Express Mail, send written redemption requests to:

     ADMINISTRATIVE DATA MANAGEMENT CORP.
     581 MAIN STREET
     WOODBRIDGE, NJ 07095-1198

     For Regular Mail, send written redemption requests to:

     ADMINISTRATIVE DATA MANAGEMENT CORP.
     P.O. BOX 5198
     WOODBRIDGE, NJ 07095-0916

o    TELEPHONE REDEMPTIONS

     You, your registered representative or any authorized person may redeem shares held in a non-retirement account, except ESAs, which have been owned for at least fifteen (15) days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m. Eastern Time, on any Business Day provided:

     1: Telephone privileges are available for your account registration;

     2: You do not hold share certificates (issued shares);

     3: The redemption is (a) made payable to the registered owner(s) and mailed to the address of record (which cannot have been changed within the past sixty (60) days without a signature guaranteed request signed by all owners) or, (b) is electronically transferred by ACH to a pre-designated account;

     4: The redemption amount is $50,000 or less; AND

     5: The redemption amount, combined with the amount of all telephone redemptions under the same fund account, made within the previous thirty
     (30) days does not exceed $100,000 per FI Fund account.

     As discussed in "Telephone Exchange and Redemption Privileges," telephone redemption privileges are not available for certain types of accounts. If you do not have telephone redemption privileges for an account or the other conditions for a particular redemption request are not met, we will not accept telephone instructions from you or your representative. Your instructions must be submitted to us in writing in accordance with the procedures outlined in "Written Redemptions".

     If you place your redemption request with our Special Services Department at 1(800) 342-6221 by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any Business Day, it will be processed at that day's price (less any applicable CDSC). If you place your order with your representative, it will also be processed at that day's price (less any applicable CDSC) provided that your order is received by our Special Services Department by the close of trading on the NYSE. If we receive your order after the close of regular trading on the NYSE, it will be processed on the following Business Day at that day's price (less any applicable
     CDSC).

o     ELECTRONIC FUNDS TRANSFER REDEMPTIONS

      Electronic Funds Transfer ("EFT") redemptions allow you to redeem shares and electronically transfer proceeds to your bank account. EFT redemptions are not available on ESA accounts.

      You must enroll in the Electronic Funds Transfer service and provide complete bank account information before using the privilege. All shareholders' and all bank account owners' signatures must be guaranteed. Please allow at least ten (10) Business Days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1
      (800) 423-4026 for an application.

       You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least fifteen (15) days. Each EFT redemption:

     1: Must be electronically transferred to your pre-designated bank account;

     2: Must be at least $500;

     3: Cannot exceed $50,000; and

     4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous thirty (30) days.

     If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

     The Electronic Funds Transfer service may also be used to purchase shares (see "Money Line") and transfer systematic withdrawal payments (see "Systematic Withdrawal Plan Payment Investments") and both dividend and capital gain distributions to your bank account.

o    SYSTEMATIC WITHDRAWALS

     Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. We reserve the right to only send your payments to a U.S. address. They can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment Investment service (see "Paying For Your Order-Systematic Withdrawal Plan Payment Investments").

     You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

     We reserve the right to limit the number of systematic withdrawals that may be established on any one account. Upon receipt of a systematic withdrawal request, we will reinvest dividend and capital gain distributions previously paid in cash, unless we are previously notified otherwise at the time of request.

     Systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. The redemption of shares in connection with a Systematic Withdrawal Plan will also generally result in a gain or loss for tax purposes.

     You should avoid making investments in FI Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

     If you own shares that are subject to a CDSC, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without paying a CDSC. If you own shares that are subject to a CDSC in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than three (3) years.

     To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

o    EXPEDITED WIRE REDEMPTIONS (CLASS A MONEY MARKET FUNDS ONLY)

     Enroll in our Expedited Redemption service to wire proceeds via Federal Funds from your Class A FI non-retirement money market account to your bank account. ESAs are not eligible. In addition, shares must be owned for at least fifteen (15) days to be eligible for expedited redemption. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

     Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m. Eastern Time, on a Business Day, to be processed the same day. Wire redemption requests received after 12:00 p.m. Eastern Time, will be pro- cessed the following Business Day.

     1: Each wire under $5,000 is subject to a $15 fee;

     2: Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15;

     3: Wires must be directed to your predesignated bank account; and

     4: Each wire which is directed outside the U.S. is subject to a $40 fee.

o    MONEY MARKET DRAFT CHECK REDEMPTIONS (CLASS A SHARES ONLY)

     Free draft check writing privileges are available for owners of First Investors Cash Management Fund and First Investors Tax Exempt Money Market Fund non-retirement accounts who maintain a minimum balance of $1,000. We will not issue draft checks if your account balance is less than $1,000. Each check drawn on an account with a balance of less than $1,000 will be subject to a $10 processing fee which is deducted when the check is paid. Shares purchased by check or by electronic funds transfer that you have owned for less than fifteen (15) days are not included in your available balance. It is your responsibility to ensure that your available balance covers the amount of your draft check and any applicable fees including a possible CDSC since, if there are insufficient shares, your draft check will be returned through banking channels marked "insufficient funds" and may also be subject to fees imposed by your depository bank. Please be aware that if you use a draft check and it is converted to an electronic debit by the payee, the electronic debit will not be honored.

     Daily dividends are earned on shares of the First Investors Cash Management Fund and First Investors Tax-Exempt Money Market Fund shares until a draft check clears against them. Because the Funds accrue daily dividends, you may not redeem your account in its entirety by writing a draft check. Draft checks are subject to the rules and regulations of the custodian covering checking accounts. We will return your canceled draft checks once a month. Neither the Funds nor the custodian can certify or directly cash a draft check.

     Draft checks are not available for:

     o    Retirement accounts;

     o    Class B share fund accounts;

     o    Accounts registered with a foreign address; and

     o    ESAs.

     Please notify us immediately if your draft checks are lost or stolen. "Stop payment" requests must be directed to Administrative Data Management Corp. However, there is no guarantee that a "stop payment" request will stop the payment of the draft check.

     Complete the Mutual Fund Privilege Application to apply for draft checks. To order additional draft checks, call Shareholder Services at 1 (800) 423-4026. Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities. Call Shareholder Services for further information.

     The Funds bear all expenses relating to the Money Market Draft Check Redemption Privilege. We reserve the right to amend or terminate the privilege at any time.

o    REDEMPTIONS-IN-KIND

     If a Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.

     HOW TO EXCHANGE SHARES

     Subject to the conditions listed below, you have the right to exchange shares of any FI Fund for the shares of the same class of any other FI Fund without incurring an additional sales charge. This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change. Since an exchange of FI Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Read the prospectus of the FI Fund you are purchasing carefully before you exchange into it.

     Unless you have declined telephone privileges, you, your representative or any authorized person may be able to exchange shares by phone. Exchanges can also be made by written instructions. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office. Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

     If you place an exchange order with your representative by the close of regular trading on the NYSE, it will be processed at that day's price for each Fund provided that your order is received by our Woodbridge, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern
     Time), or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.

--------------------------------------------------------------------------------

o    EXCHANGE CONDITIONS

     There are a number of conditions on the free exchange privilege.

     1: The Funds reserve the right to reject any exchange, without prior notice, if they believe that it is part of a market timing strategy or a pattern of excessive trading. See "What Are The Funds' Policies On Frequent Trading".

     2: You may not exchange into a new account if your account has been restricted pursuant to our USA PATRIOT Act policies.

     3: You may only exchange shares within the same class.

     4: Exchanges can only be made into identically owned accounts.

     5: Full or partial exchanges into a new FI Fund account must meet the new FI Fund's minimum initial investment.

     6: The FI Fund you are exchanging into must be eligible for sale in your state.

     7: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

     8: If you exchange shares to a new FI Fund account, the dividend and capital gain options will apply to the new FI Fund account as well as the original account if it remains open. If you exchange shares into an existing FI Fund account, the dividend and capital gain options on the existing FI Fund account will remain in effect.

     9: If you exchange shares of a FI Fund that are subject to a CDSC, the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares with one exception. If you exchange Class A shares that are subject to a CDSC into a Class A money market fund account, the CDSC will be deducted from the amount exchanged.

     10: Since there is no sales charge on Class A share money market fund purchases, you cannot exchange Class A money market fund shares into the shares of another FI Fund without incurring a sales charge unless you have already paid a sales charge on the shares (e.g., you purchased a FI Fund with a sales charge and exchanged into the money market fund).

     11: If you are exchanging shares on which a sales charge was already paid, the dividends earned on those shares are also eligible for the free exchange privilege.

     12: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

     13: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

     14: If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original FI Fund or the FI Fund you are exchanging into ("receiving fund") or if you want the automatic investments or withdrawals terminated.

     Without specific instructions, we will amend account privileges as outlined below:

                           EXCHANGE                  EXCHANGE                    EXCHANGE A
                           ALL SHARES TO             ALL SHARES TO               PORTION OF
                           ONE FUND                  MULTIPLE                    SHARES TO ONE OR
                           ACCOUNT                   FUNDS                       MULTIPLE FUNDS
----------------------------------------------------------------------------------------------------------
MONEY LINE                 ML moves to               ML stays with               ML stays with
(ML)                       Receiving Fund            Original Fund               Original Fund

AUTOMATIC PAYROLL          API moves to              API is allocated            API stays with
INVESTMENT (API)           Receiving Fund            equally to                  Original Fund
                                                     Receiving Funds

SYSTEMATIC                 SWP moves to              SWP is allocated            SWP stays
WITHDRAWALS (SWP)          Receiving Fund            proportionally to           with Original Fund
(includes RMDs)                                      Receiving Funds

AUTOMATED                  $ moves to                $ stays                     $ stays with
RETIREMENT ACCOUNT         Receiving Fund            with Original Fund          Original Fund
CONTRIBUTIONS *
----------------------------------------------------------------------------------------------------------

 * CONTRIBUTIONS REMITTED BY THE EMPLOYER FOR CERTAIN RETIREMENT ACCOUNTS.

o    TELEPHONE EXCHANGES

     You, your registered representative or any authorized person can exchange by phone shares of any non-retirement account provided you have telephone privileges (see "Telephone Exchange & Redemption Privileges").

     You, your registered representative or any authorized person can also use telephone privileges to exchange shares of any eligible FI Fund (1) within any participant directed FI prototype IRA, 403(b), or 401(k) Simplifier Plan, (2) from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file); and (3) within 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file. Contact your registered representative or call Shareholder Services at 1(800) 423-4026 to obtain a Qualified Retirement Plan Application.

     By Phone:                         Call Special Services from 9:00 a.m. to
     1(800)342-6221                    5:00 p.m., Eastern Time. Orders received
                                       after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), are processed the following Business Day.

                                       1: You must have telephone privileges
                                       (see "Telephone Exchange & Redemption
                                       Privileges").

                                       2: Certificate shares cannot be exchanged by phone.

                                       3: For trusts, estates,
                                       attorneys-in-fact, corporations,
                                       partnerships, guardianships,
                                       conservatorships and other entities,
                                       additional documents may be required if
                                       not already on file. Call our Shareholder
                                       Services Department at 1 (800) 423-4026
                                       to determine whether additional documents are necessary.

o    WRITTEN EXCHANGES

     Written instructions are acceptable for any exchange.

                                       1: Send us written instructions signed by all account owners exactly as the account is registered.

     For Express Mail, send to:        2: Include the name and account number of
     ADMINISTRATIVE DATA               your FI Fund.
     MANAGEMENT CORP.
     581 MAIN STREET                   3: Indicate either the dollar amount,
     WOODBRIDGE, NJ 07095-1198         number of shares or percent of the source
                                       account you want to exchange.
     For Regular Mail, send to:
     ADMINISTRATIVE DATA               4: Specify the existing account number or
     MANAGEMENT CORP.                  the name of the new FI Fund you want to
     P.O. BOX 5198                     exchange into.
     WOODBRIDGE, NJ 07095-0916
                                       5: Include any outstanding share
                                       certificates for shares you want to
                                       exchange. A signature guarantee is
                                       required.

                                       6: For trusts, estates,
                                       attorneys-in-fact, corporations,
                                       partnerships, guardianships,
                                       conservatorships and other entities,
                                       additional documents may be required if
                                       not already on file. Call Shareholder
                                       Services at 1 (800) 423-4026.

     WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING

     With the exception of our money market funds, each FI Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

     It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

     It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

     If the Funds' reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

     To the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

     WHEN SIGNATURE GUARANTEES ARE REQUIRED

     A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP").

     A signature guarantor may not amend or limit the scope of the guarantee in any way. The guarantee may not be dated or altered in an attempt to guarantee less than all signatures on a document. The surety bond coverage provided must equal or exceed the amount of the transaction. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

     Signature guarantees are required:

     1: For redemptions over $50,000.

     2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

     3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

     4: For redemptions to the address of record when the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed).

     5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account or the address of record has changed within the past sixty (60) days.


     6: When shares are transferred to a new registration.


     7: When certificated (issued) shares are redeemed, exchanged or transferred.


     8: To establish any EFT service or to amend banking information on an existing EFT service.

     9: For requests to change the address of record to a P.O. box or care of address. The residential street address must also be provided.

     10: If multiple account owners of one account give inconsistent instructions.

     11: When a transaction requires additional legal documentation.


     12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established prior to the transaction request.

     13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable. A mailing address and residential address must be provided.

     14: For draft check orders when the address has changed within sixty (60) days of the request.

     15: For any other instance whereby a FI Fund or its transfer agent deems it necessary as a matter of prudence.

     STATEMENTS & REPORTS

o    TRANSACTION CONFIRMATION STATEMENTS

     You will receive a confirmation statement immediately after most transactions. These include:

     o    Dealer purchases;

     o    Check investments;

     o    Federal Funds wire purchases;

     o    Redemptions;

     o    Exchanges;

     o    Transfers;

     o    Systematic withdrawals; and

     o    Issued certificates.

     Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled quarterly statement.

     A separate confirmation statement is generated for each FI Fund account you own. It provides:


     o    Your account registration;

     o    Your FI Fund account number;

     o    The date of the transaction;

     o    A description of the transaction (PURCHASE, REDEMPTION, ETC.);

     o    The number of shares bought or sold for the transaction;

     o    The dollar amount of the transaction;

     o    The dollar amount of the dividend payment (IF APPLICABLE);

     o    The total share balance in the account;

     o    The dollar amount of any dividends or capital gains paid;

     o The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own; and

     o    The percentage of sales charge paid on the purchase.

     The confirmation statement also may provide a perforated investment stub with your preprinted name, registration, and FI Fund account number for future investments.

     You should review your confirmation statements carefully. If you fail to notify us of any errors or omissions within thirty (30) days, we will assume that your statement is correct and we will not accept responsibility for any resulting liability.

o    PROSPECTUSES

     A prospectus for each FI Fund you purchase is also mailed to you with your initial confirmation statement concerning a fund purchase and thereafter once a year. The prospectus provides the fund's objectives, risks, expenses, results, policies and information concerning the portfolio managers. A prospectus may be obtained from our website
     (www.firstinvestors.com) by calling Shareholder Services at 1(800)423-4026.

o    MASTER ACCOUNT STATEMENTS


     If FIC is your broker, you will receive a Master Account Statement for all your identically owned FI Fund accounts on a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance variable annuities or variable life insurance you may own. Joint accounts registered under your taxpayer identification number and custodial accounts for which you are the custodian will appear on separate Master Account Statements but may be mailed in the same envelope upon request. You may request that the quarterly statements for different customers that reside at the same address be mailed in one envelope by contacting Shareholder Services and ordering a Combined Mailing Authorization Form.

     The Master Account Statement provides the following information for each FI Fund you own:

     o    FI Fund name;

     o    FI Fund's current market value; and

     o    Total distributions paid year-to-date.

o    ANNUAL AND SEMI-ANNUAL REPORTS

     You will also receive an Annual and a Semi- Annual Report covering each FI Fund that you own. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the FI Fund as well as a detailed accounting of all portfolio holdings. The Annual report will also contain an analysis by the Portfolio Manager of the FI Fund's performance over the prior year. You will receive one report per household, unless you specifically request a separate report for each customer in accordance with our householding policy.

     DIVIDENDS & DISTRIBUTIONS

     Except as provided below, for FI Funds that declare daily dividends, your shares start earning dividends on the first Business Day following the day of purchase. Your shares continue to earn dividends until, but not including, the next Business Day following the day of redemption.

     For First Investors money market fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m. Eastern Time, and you have given us the proper notification beforehand (see "Federal Funds Wire Transfer"), your shares start earning dividends on the day of purchase. Redemptions by wire out of the money market funds will not earn dividends on the day of redemption.

     The FI Funds pay dividends from net investment income and distribute the accrued earnings to shareholders as noted below:

-----------------------------------------------------------------------------------------------------------
DIVIDEND PAYMENT SCHEDULE

-----------------------------------------------------------------------------------------------------------
MONTHLY:                                   QUARTERLY:                    ANNUALLY (IF ANY):
Cash Management Fund                       Blue Chip Fund                All-Cap Growth Fund
Fund for Income                            Growth & Income Fund          Focused Equity Fund
Government Fund                            Total Return Fund             Global Fund
Insured Intermediate Tax Exempt            Value Fund                    Mid-Cap Opportunity Fund
Insured Tax Exempt Fund                                                  Special Situations Fund
Insured Tax Exempt Fund II
Investment Grade Fund
Single State Insured Tax Free Funds
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund
-----------------------------------------------------------------------------------------------------------

     Capital gains distributions, if any, are paid annually, usually near the end of the FI Fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

     Dividends and/or capital gains distributions are automatically reinvested to purchase additional FI Fund shares unless otherwise instructed. We reserve the right to send dividends and capital gain distributions that are remitted by check to a U.S. address only. Dividends and/or capital gains may be sent via EFT provided this option is either selected for both dividends and capital gains or this option is selected for one and the other is reinvested into the same fund account. Upon notification that all account owners are deceased, all distributions are automatically reinvested; any distribution cross-investment plan or systematic withdrawal plan will be discontinued. Dividends and capital gains distributions of less than $10.00 are automatically reinvested to purchase additional FI Fund shares.

     For the tax treatment of dividends and other distributions from a Fund, see the prospectus and Statement of Additional Information for your Fund. If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend".

     There is no advantage to buying a dividend because a FI Fund's net asset value per share is reduced by the amount of the dividend.

TAXES & FORMS
-----------------------------------------------------------------------------------------------------------------------------
TAX FORM           DESCRIPTION                                                                                     MAILED BY

1099-DIV *         Consolidated report lists all taxable dividend and capital gains distributions                 January 31
                   for all of the shareholder's accounts. Also includes foreign taxes paid and any federal income tax withheld due to backup withholding.

-----------------------------------------------------------------------------------------------------------------------------
1099-B             Lists proceeds from all non-retirement redemptions including                                   January 31
                   systematic withdrawals and exchanges. A separate form is issued for each
                   FI Fund account. Includes amount of federal income tax withheld due to backup withholding.

-----------------------------------------------------------------------------------------------------------------------------
1099-R             Lists taxable distributions from a retirement account. A separate form is                      January 31
                   issued for each FI Fund account. Includes federal income tax withheld due to IRS withholding requirements.

-----------------------------------------------------------------------------------------------------------------------------
1099-Q             Lists distributions from an ESA.                                                               January 31

-----------------------------------------------------------------------------------------------------------------------------
5498-ESA           Provided to shareholders who made an annual ESA contribution, rollover                           April 30
                   purchase or trustee-to-trustee transfer.

-----------------------------------------------------------------------------------------------------------------------------
5498               Provided to shareholders who made an annual IRA contribution or rollover                           May 31
                   purchase. Also provides the account's fair market value as of the last business day of the tax year. A separate form is issued for each FI Fund account.

-----------------------------------------------------------------------------------------------------------------------------
1042-S             Provided to non-resident alien shareholders to report the amount of fund                         March 15
                   dividends paid and the amount of federal taxes withheld. A separate form is issued for each FI Fund account.

-----------------------------------------------------------------------------------------------------------------------------
Cost Basis         Uses the "average cost-single category" method to show the cost basis of any                   January 31
Statement          shares sold or exchanged. Information is provided to assist shareholders in calculating capital gains or losses. A separate statement, included with Form 1099-B, is issued for most FI Fund
                   accounts. This statement is not reported to the IRS and does not include money market funds or retirement accounts.

-----------------------------------------------------------------------------------------------------------------------------
Tax Savings        Consolidated report lists all amounts not subject to federal, state and local                  January 31
Report for         income tax for all the shareholder's accounts. Also includes any amounts subject
Non-Taxable        to alternative minimum tax. Not reported to the IRS.
Income

-----------------------------------------------------------------------------------------------------------------------------
Tax Savings        Provides the percentage of income paid by each FI Fund that may be exempt                      January 31
Summary            from state income tax. Not reported to the IRS.
-----------------------------------------------------------------------------------------------------------------------------


     Each FI Fund must withhold and remit to the U.S. Treasury a percentage of dividends, capital gains distributions, and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the FI Fund is correct, who furnishes an incorrect number, or who is designated by the IRS as being subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on that owner's federal tax return.

     * THE IRS DOES NOT REQUIRE INVESTMENT COMPANIES TO ISSUE FORM 1099-DIV TO REPORT TAXABLE DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS OF LESS THAN $10 PER FI FUND ACCOUNT, UNLESS THE ACCOUNT IS SUBJECT TO IRS IMPOSED BACKUP WITHHOLDING TAX.

     OTHER POLICIES & SERVICES

o    TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES

     Telephone privileges allow you, your registered representative or any other person who we believe is an authorized person to exchange or redeem eligible shares and authorize other transactions with a simple phone call. Telephone redemption privileges are not available on omnibus accounts. Telephone exchange privileges are only available on certain omnibus accounts. You should check with your broker-dealer or plan trustee to determine if you have exchange privileges.


     For joint accounts, telephone privileges allow any one of the owners to process telephone transactions independently. As noted previously, this means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions to exchange or sell shares by telephone.

     Telephone exchange and redemption privileges are automatically granted when you open a First Investors individual, joint, or custodial account unless you notify the Fund that you do not want the privilege.

     For trusts, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, telephone exchange and redemption privileges are also available. However, such privileges are not automatically granted and you must complete additional documentation to obtain privileges.

     Telephone redemptions are not permitted on IRAs, IRAs for Minors, SIMPLE-IRAs, SEP-IRAs, SARSEP-IRAs, 403(b)(7)s and ESAs. However, telephone exchange privileges are available on such accounts unless you decline the privileges on the product application or notify the Fund otherwise.

     For a description of the types of exchanges and redemptions that may be made using Telephone Privileges see "How To Sell Shares--Telephone Redemptions", "How To Exchange Shares-- Telephone Exchanges" and "Contact Information". For further assistance, call Shareholder Services at 1(800)423-4026.

     For your protection, the following security measures are taken:

     1: Telephone requests are recorded to verify accuracy.

     2: Some or all of the following information is obtained:

          o    Account number;

          o    Address;

          o    Last four digits of the social security number; and

          o    Other information as deemed necessary.

     3: A confirmation statement reflecting each telephone redemption and exchange is mailed to you.

     We will not be liable for following instructions if we reasonably believe the telephone instructions are genuine and from an authorized person based on our verification procedures.

     For security purposes, telephone privileges may be suspended on joint accounts upon notice of divorce or separation.

     During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Woodbridge, NJ office.

o    SHARE CERTIFICATES

     Every time you make a purchase of Class A shares, we will credit shares to your FI Fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, shares in retirement, ESA, or other custodial accounts, or if the market value of the account is below $1,000, the address has changed within the past sixty (60) days or the account has a foreign address.

     Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

     In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

     Certificates can only be issued in the name of the accountholder(s).

o    NAME CHANGES

     A name change may occur due to marriage, divorce, adoption or other reason. To change your name, send us an Affidavit of Name Change or a signature guaranteed letter of instruction signed with your old and new signatures along with a certified copy of your marriage certificate, divorce decree or other legal document. A MAA or BAA is also required if one is not already on file.

o    TRANSFERRING OWNERSHIP OF SHARES

     A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same FI Fund. You can transfer your shares at any time; however, we will only transfer the ownership to a FI Fund account which has a U.S. address and whose owner meets all other requirements to establish a FI account. All transfers into a new account must meet the minimum initial investment requirement of the FI Fund. The fund minimum is waived for a full transfer due to death if the shares are transferred to the surviving joint owner and for a full transfer to a minor on a UTMA/UGMA account upon the minor reaching the age at which custodianship ends.

     To transfer shares, submit a letter of instruc- tion including:

     o    Your account number;

     o    Dollar amount, percentage, or number of shares to be transferred;

     o    Existing account number receiving the shares (if any);

     o The name, U.S. street address, date of birth, citizenship, taxpayer identification number and such other information as may be required by law of each customer receiving the shares; and

     o The signature of each account owner requesting the transfer with signature guarantee(s).

     We will require that the transferee completes the appropriate application (MAA or BAA) to establish an account with the required FI customer identification program information under the USA PATRIOT Act and supply any other required information (see "How To Open An Account").

     If you are receiving shares via a transfer and you do not list a broker-dealer on the application, FIC will be listed on your account. However, we recommend that you discuss your investment objective with a registered representative before you make a purchase to ensure that the Fund is suitable for you.

     Depending upon your account registration, additional documentation may be required to transfer shares. Money Lines, APIs, draft checks and systematic withdrawal plans do not carry over when an account is transferred. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1(800) 423-4026 for specific transfer requirements before initiating a request.

     A transfer is a change of ownership and may trigger a taxable event. You should consult your qualified tax advisor before initiating a transfer.

o    HOUSEHOLDING OF DISCLOSURE DOCUMENTS

     It is our policy to send only one copy of the FI Fund's prospectus, annual report, and semi- annual report to all family members who reside in the same household. This reduces FI Fund expenses, and benefits you and other shareholders.

     We will continue to "household" these disclosure documents for you as long as you remain a shareholder, unless you tell us otherwise. If you do not want us to household these documents, simply call us at 1(800) 423-4026 and let us know. We will begin sending you individual copies of prospectuses, annual and semi-annual reports within thirty (30) days of receiving your request.

o    MISSING OR INCORRECT TINS AND RETURNED MAIL

     If you fail to give us a Taxpayer Identification Number ("TIN") or you provide us with an incorrect TIN:

     1: We reserve the right to close your account;

     2: If we are charged a fee by the IRS, we may debit your account for the fees imposed plus a processing charge; and

     3: We may attempt to correct your tax reporting information by using a consumer reporting agency.

     If mail is returned to the FI Fund marked undeliverable by the U.S. Postal Service with no forwarding address after two (2) consecutive mailings, and the FI Fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information. Telephone privileges, automated payments and automated withdrawals will also be discontinued.

     You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see "When Signature Guarantees Are Required"). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

     Returned dividend and other distribution checks will be voided when an account's status has been changed to "Do Not Mail". No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your FI Fund shares and outstanding dividend and distribution checks may be turned over in accordance with state laws governing abandoned property.

     Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company or consumer reporting agency may be employed to locate a current address. The FI Fund may deduct the costs associated with the search from your account.

o    YOUR PRIVACY


     We use the strictest standards to safeguard your information. If FIC is your broker, we obtain information from you that is necessary to make suitable investment recommendations for you, such as your occupation, age, financial resources, investment experience and objectives. We also keep track of the investments you make through us. If you purchase insurance, we also obtain informa- tion concerning your medical history, credit history, and driving record. We use your information only to process transactions that you have authorized, and to service your account. We do not disclose your information to any third party, except as permitted by law. We restrict access to your information to those persons who need to know it. We also maintain physical, electronic, and procedural measures to ensure that unauthorized persons do not obtain access to your information. Information regarding our privacy policy is mailed to you and is available through our website (www.firstinvestors.com).

     CONTACT INFORMATION

     While we encourage you to use the services of your representative, if you want or need to contact us directly, you can:

     1: For Express Mail, write us at:

        ADMINISTRATIVE DATA MANAGEMENT CORP.
        581 MAIN STREET
        WOODBRIDGE, NJ 07095-1198

     2: For Regular Mail, write us at:

        ADMINISTRATIVE DATA MANAGEMENT CORP.
        P.O. BOX 5198
        WOODBRIDGE, NJ 07095-0916

     3: Call our Shareholder Services Department at 1 (800) 423-4026 24 hours a day.

     4: Visit us at any time on-line at WWW.FIRSTINVESTORS.COM

o    OUR SHAREHOLDER SERVICES DEPARTMENT

     1 (800) 423-4026

     Call our toll-free Shareholder Service line 24 hours a day for procedures, FI Fund information and to check FI Fund prices. To speak to a shareholder services representative, please call Monday through Friday between the hours of 9:00 a.m. and 6:00 p.m. Eastern Time.

     CALL US TO UPDATE OR CORRECT YOUR:
     o Address or phone number. For security purposes, the FI Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address;
     o    Birth date (important for retirement distributions); and
     o Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends and capital gains (non-retirement accounts only).

     CALL US TO REQUEST:
     o Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only);
     o    A stop payment on a dividend, redemption or money market draft check;
     o    Suspension (up to six (6) months) or cancellation of Money Line;
     o    A duplicate copy of a statement, cancelled check or tax form;
                CANCELLED CHECK FEE:      $10 fee for a copy of a cancelled
                                          dividend, liquidation, or investment
                                          check.
                                          $15 fee for a copy of a cancelled
                                          money market draft check.

                DUPLICATE TAX FORM FEES:  Current Year ... Free
                                          Prior Year(s) .. $7.50 per tax form
                                          per year.

     o    Cancellation of cross-reinvestment of dividends and capital gains; and

     o A history of your account (the fee can be debited from your non-retirement account).
                FEES:      1974 - 1982*. . . . . .$10 per year fee
                           1983 - 2002. . . . . . $5 total fee for all years
                           Current & Two Prior Years. . . . . . Free
                           *ACCOUNT HISTORIES ARE NOT AVAILABLE  PRIOR TO 1974.

PROVIDED YOU HAVE TELEPHONE PRIVILEGES, YOU CAN ALSO CALL US TO:

     o Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations differ.
     o Change the allocation of your Money Line or Automatic Payroll Investment payment.
     o Change the amount of your Systematic Withdrawal payment on non-retirement accounts.
     o Request a share certificate to be mailed to your address of record (non-retirement accounts only) provided your address has not changed within the past sixty (60) days.
     o Request money market fund draft checks (non-retirement accounts only) provided your account balance is at least $1,000 and your address of record has not changed within the past sixty (60) days. Additional written documentation may be required for certain registrations.

o    E-MAIL

     You can e-mail our transfer agent, Administrative Data Management Corp., at admcust@firstinvestors.com with general account and service-related inquiries such as requests for:

     o    Literature on our FI Funds and services;

     o Prospectus, annual report, and Statements of Additional Information requests;

     o    Duplicate statements;

     o    Procedural information; and

     o    Account research.

     E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders. First Inves- tors will not honor trades or address change requests e-mailed to admcust@firstinvestors.com, or any other e-mail address.

o    WEB ACCESS

     You can access your account and a wealth of other company information at your convenience - 24 hours a day, seven (7) days a week- through our web site at www.firstinvestors.com. Our web site allows you to:

     o    Download FI Fund prospectuses and the current Shareholder Manual;

     o    Acquaint yourself with our range of client services;

     o Download educational articles on a variety of investment-related issues;

     o    Review FI Fund descriptions and top 10 portfolio holdings;

     o    Review FI Fund performance and portfolio management;

     o    Check FI Fund prices; and

     o Access a direct link to "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

     In addition, after you have obtained a password, our web site allows you to:

     o Review your current account balance; o View recent current and prior year transactions, such as investments and redemptions;

     o    Access your most recent Quarterly Master Account Statement;

     o    Verify that money market checks have cleared; and

     o    Obtain current year tax forms.

     To   begin using these benefits, follow the directions below:

     o Visit us at www.firstinvestors.com or call us at 1 (800) 423-4026 to request web access.

     o From our web site home page, select CUSTOMER LOGIN. Click on REQUEST PASSWORD. Enter your full " CUSTOMER NUMBER" or full "ACCOUNT NUMBER" AND the last four digits of your "TAXPAYER IDENTIFICATION NUMBER", then click on SUBMIT.

     o Within three (3) to five (5) Business Days of your request, we will send a User Name and Password to the address of record. Safeguard this information carefully as it will allow access to your First Investors accounts.

     o After receiving your User Name and Password, visit our web site and select the CUSTOMER LOGIN section. Then click on the YOUR ACCOUNT button. Enter the User Name and Password that we provided. Click on Submit. Next, enter a new Password that is meaningful to you and that you'll remember.

     Keep your password confidential to safeguard your account. Contact us immediately if someone else has obtained your password or accessed your account. First Investors' web site is a Veri Sign Secure Site and we use state of the art encryption technology to keep your account information private. We recommend that you use 128-bit encryption when viewing your account information.

     First Investors does not accept orders for transactions or address updates via our web site. For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access. Call Shareholder Services at 1(800) 423-4026 for assistance.

                             [FIRST INVESTORS LOGO]


      PRINCIPAL UNDERWRITER                           TRANSFERAGENT
   First Investors Corporation              Administrative Data Management Corp.
         95 Wall Street                              581 Main Street
       New York, NY 10005                         Woodbridge, NJ 07095
        1-212-858-8000
        1-800-423-4026


SHARMAN REV 01/31/05
--------------------

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.       Exhibits
               --------

      (a)      Amended and Restated Declaration of Trust(1)

      (b)      By-Laws(1)

      (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust and (b) Articles III, V and VI of Registrant's By-Laws

      (d)      Investment   Advisory  Agreement  between  Registrant  and  First
               Investors Management Company, Inc.(1)

      (e) Underwriting Agreement between Registrant and First Investors Corporation(7)

      (f)      Bonus, profit sharing or pension plans - none

      (g)(i)   Custodian   Agreement   between   Registrant   and  Irving  Trust
               Company(1)

      (g)(ii) Supplement to Custodian Agreement between Registrant and The Bank of New York(1)

      (g)(iii) Amendment to Custody Agreement between Registrant and The Bank of New York(5)

      (g)(iv) Foreign Custody Manager Agreement between Registrant and The Bank of New York(5)

      (h)(i) Transfer Agent Agreement between Registrant and Administrative Data Management Corp.(2)

      (h)(ii)  Amended Schedule A to Transfer Agent Agreement(3)

      (i)      Opinion and Consent of Counsel - filed herewith

      (j)(i) Consent of Independent Registered Public Accounting Firm - filed herewith

      (j)(ii)  Powers  of  Attorney  for  Ms.  Head  and  Messrs.   Head,  Reed,
               Rubinstein, Srygley, Sullivan and Wentworth(1)

      (j)(iii) Power of Attorney for Mr. Grohol(4)

      (j)(iv)  Power of Attorney for Mr. Lavoie(4)

      (j)(v) Board resolution authorizing signature by power of attorney - filed herewith

      (k)      Financial statements omitted from prospectus - none

      (l)      Initial capital agreements - none

      (m)(i)   Amended and Restated Class A Distribution Plan(1)

      (m)(ii)  Class B Distribution Plan(1)

      (n)      Amended and Restated Plan pursuant to Rule 18f-3(6)

      (o)      Reserved

      (p) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters(4)

--------------------------------------------
(1)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  20  to  Registrant's   Registration  Statement  (File  No.
      33-25623) filed on April 23, 1996.

(2)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  29  to  Registrant's   Registration  Statement  (File  No.
      33-25623) filed on January 28, 2000.

(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of First Investors Series Fund II, Inc. (File No. 33-46924) filed on October 11, 2000.

(4)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  31  to  Registrant's   Registration  Statement  (File  No.
      33-25623) filed on January 26, 2001.

(5)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  33  to  Registrant's   Registration  Statement  (File  No.
      33-25623) filed on January 28, 2002.

(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of First Investors Cash Management Fund, Inc. (File No. 2-62347) filed on December 20, 2002.

(7)   Incorporated by reference to the  corresponding  exhibit of Post-Effective
      Amendment  No.  35  to  Registrant's   Registration  Statement  (File  No.
      33-25623) filed on December 23, 2002.

Item 24.       Persons Controlled by or Under Common Control with Registrant
               --------------------------------------------------------------

               There are no persons controlled by or under common control with the Registrant.

Item 25.       Indemnification
               ---------------

               ARTICLE XI, SECTIONS 1 AND 2 OF REGISTRANT'S AMENDED AND RESTATED DECLARATION OF TRUST PROVIDE AS FOLLOWS:

               Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 2.

      (a) Subject to the exceptions and limitations contained in Section (b) below:

           (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)  No indemnification shall be provided hereunder to a Covered Person:

           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

           (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                (A)  by the court or other body approving the settlement; or

                (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

           NUMBER 7 OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENT PROVIDES AS FOLLOWS:

           7. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

           NUMBER 12 OF THE  REGISTRANT'S  UNDERWRITING  AGREEMENT  PROVIDES  AS
FOLLOWS:

           12. Limitation of Liability. The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this

Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended ("1993 Act"), or the 1940 Act.

           ARTICLE VII, NUMBER 1 OF THE REGISTRANT'S CUSTODIAN AGREEMENT PROVIDES AS FOLLOWS:

           1. Neither the Custodian nor its nominee shall be liable for any loss or damage including counsel fees, resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel to the Fund or of its own counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion.

           ARTICLE V, NUMBERS 1 AND 2 OF THE REGISTRANT'S FOREIGN CUSTODY MANAGER AGREEMENT PROVIDE AS FOLLOWS:

           1. BNY shall not be liable for any costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Fund except to the extent the same arises out of the failure of BNY to exercise the care, prudence and diligence required by Section 2 of Article 11 hereof. In no event shall BNY be liable to the Fund, the Board, or any third party for special, indirect or consequential damages, or for lost profits or loss of business, arising in connection with this Agreement.

           2. The Fund shall indemnify BNY and hold it harmless from and against any and all costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, BNY by reason or as a result of any action or inaction, or arising out of BNY's performance hereunder, provided that the Fund shall not indemnify BNY to the extent any such costs, expenses, damages, liabilities or claims arises out of BNY's failure to exercise the reasonable care, prudence and diligence required by Section 2 of Article 11 hereof.

           NUMBERS 5 AND 6 OF THE REGISTRANT'S TRANSFER AGENT AGREEMENT PROVIDE AS FOLLOWS:

           5. LIMITATIONS ON LIABILITY. ADM shall not be liable for any losses, claims or damages (collectively, "Damages") arising out of or in connection with ADM's performance or failure to perform its duties under this Agreement except to the extent that such Damages arise out of its negligence, reckless disregard of its duties, bad faith or willful misfeasance.

           6.  INDEMNIFICATION.

               A) The Fund shall indemnify and hold ADM harmless against any Damages or expenses (including reasonable attorneys fees) incurred in any action, suit or proceeding brought against it by any person other than the Fund, including a Shareholder, based upon ADM's services for the Fund or its Shareholders, if the Damages sought did not result from ADM's negligence, reckless disregard for its duties, bad faith or willful misfeasance.

               B) The Transfer Agent shall not pay or settle any claim, demand, expense or liability to which it may seek indemnity pursuant to paragraph (A) above an ("Indemnifiable Claim") without the express written consent of the Fund. The Transfer Agent shall notify the Fund promptly of receipt of notification of an Indemnifiable Claim. Unless the Fund notifies the Transfer Agent within 30 days of receipt of Written Notice of such Indemnifiable Claim that the Fund does not intend to defend such Indemnifiable Claim, the Fund shall defend the Transfer Agent for such Indemnifiable Claim. The Fund shall have the right to defend any Indemnifiable Claim at its own expense, such defense to be conducted by counsel selected by the Fund. Further, the Transfer Agent may join the Fund in such defense at the Transfer Agent's own expense, but to the extent that it shall so desire the Fund shall direct such defense. If the Fund shall fail or refuse to defend, pay or settle an Indemnifiable Claim, the Transfer Agent, at the Fund's expense, consistent with the limitation concerning attorney's fees expressed in (A) above, may provide its own defense.

               The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's, officer's, employee's or agent's office.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Adviser
               ----------------------------------------------------

               First Investors Management Company, Inc. ("FIMCO") is a registered investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Directors/Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

Item 27.       Principal Underwriters
               ----------------------

      (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

               Executive Investors Trust
               First Investors Cash Management Fund, Inc.
               First Investors Fund For Income, Inc.
               First Investors Global Fund, Inc.
               First Investors Government Fund, Inc.
               First Investors Insured Tax Exempt Fund, Inc.
               First Investors Multi-State Insured Tax Free Fund
               First Investors New York Insured Tax Free Fund, Inc.
               First Investors Series Fund II, Inc.
               First Investors Tax-Exempt Money Market Fund, Inc.
               First Investors U.S. Government Plus Fund
               First Investors Life Variable Annuity Fund A
               First Investors Life Variable Annuity Fund C
               First Investors Life Variable Annuity Fund D
               First Investors Life Level Premium Variable Life Insurance (Separate Account B)

      (b)  The  following   persons  are  the  officers  and  directors  of  the
Underwriter:

      The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.

                          Position and                        Position and
                          Office with First                   Office with
Name                      Investors Corporation               Registrant
----                      ---------------------               ----------

Kathryn S. Head           Chairman of the Board               President and
                          and Director                        Trustee

Lawrence A. Fauci         Director                            None

John T. Sullivan          Director                            Chairman of the
                                                              Board and Trustee

Larry R. Lavoie           Director, Secretary and             Chief Compliance
                          General Counsel                     Officer

Frederick Miller          Senior Vice President               None

Robert Flanagan           President                           None

William M. Lipkus         Chief Financial Officer             None
                          and Treasurer

Anne Condon               Vice President                      None

Elizabeth Reilly          Vice President                      None

Matthew Smith             Vice President                      None

Mark Segal                Assistant Vice President            None

Carol Lerner Brown        Assistant Secretary                 Assistant
                                                              Secretary

Conrad Charak             Assistant Secretary                 None

      (c)  Not applicable

Item 28.       Location of Accounts and Records
               --------------------------------

               Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 29.       Management Services
               -------------------

               Not Applicable.

Item 30.       Undertakings
               ------------

               None.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 28th day of January 2005.

                                         FIRST INVESTORS SERIES FUND


                                         By:  /s/ Kathryn S. Head
                                              ----------------------------------
                                              Kathryn S. Head*
                                              President and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kathryn S. Head              President and Trustee          January 28, 2005
----------------------------
Kathryn S. Head*


/s/ Joseph I. Benedek            Treasurer and Principal        January 28, 2005
----------------------------     Accounting Officer
Joseph I. Benedek


/s/ Robert M. Grohol             Trustee                        January 28, 2005
----------------------------
Robert M. Grohol*


/s/ Rex R. Reed                  Trustee                        January 28, 2005
----------------------------
Rex R. Reed*


/s/ Herbert Rubinstein           Trustee                        January 28, 2005
----------------------------
Herbert Rubinstein*


/s/ James M. Srygley             Trustee                        January 28, 2005
----------------------------
James M. Srygley*


/s/ John T. Sullivan             Chairman of the Board          January 28, 2005
----------------------------     and Trustee
John T. Sullivan*


/s/ Robert F. Wentworth          Trustee                        January 28, 2005
----------------------------
Robert F. Wentworth*


*  By:  /s/ Larry R. Lavoie
        -----------------------------
        Larry R. Lavoie
        (Attorney-in-Fact)

                                  EXHIBIT INDEX


Exhibit        Description
-------        -----------

(i)            Opinion and Consent of Counsel

(j)(i)         Consent of Independent Registered Public Accounting Firm

(j)(v)         Board resolution authorizing signature by power of attorney